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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Asset Allocation Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 60.7%
Dividend Income 5.1%
Columbia Dividend Income Fund,
Class I Shares (a)	139,399	$2,385,128
Columbia Dividend Opportunity Fund,
Class I Shares (a)	240,283	2,402,828
Total		4,787,956
International 8.1%
Columbia Emerging Markets Fund,
Class I Shares (a)	469,197	4,607,511
Columbia Greater China Fund, Class I
Shares (a)	18,033	982,273
Columbia Overseas Value Fund, Class
I Shares (a)	235,921	2,007,687
Total		7,597,471
U.S. Large Cap 31.8%
Columbia Contrarian Core Fund, Class
I Shares (a)	458,379	9,103,414
Columbia Large Cap Growth Fund,
Class I Shares (a)	147,426	4,842,939
Columbia Large Core Quantitative
Fund, Class I Shares (a)	1,164,484	9,094,623
Columbia Large Growth Quantitative
Fund, Class I Shares (a)	412,851	3,880,796
Columbia Large Value Quantitative
Fund, Class I Shares (a)	220,753	1,896,267
Columbia Select Large-Cap Value
Fund, Class I Shares (a)	46,949	950,712
Total		29,768,751
U.S. Mid Cap 9.3%
Columbia Mid Cap Growth Fund, Class
I Shares (a)(b)	134,675	4,418,690
Columbia Mid Cap Value Fund, Class I
Shares (a)	241,143	4,330,917
Total		8,749,607
U.S. Small Cap 6.4%
Columbia Small Cap Growth Fund I,
Class I Shares (a)(b)	82,051	3,017,849
Columbia Small Cap Value Fund I,
Class I Shares (a)	17,917	973,245
Columbia Small Cap Value Fund II,
Class I Shares (a)	105,540	1,963,046
Total		5,954,140
Total Equity Funds (Cost: $45,299,028)		$56,857,925

Fixed-Income Funds 30.7%
Convertible 3.1%
Columbia Convertible Securities Fund,
Class I Shares (a)	166,770	2,910,146

	Shares	Value

Fixed-Income Funds (continued)
Emerging Markets 2.0%
Columbia Emerging Markets Bond
Fund, Class I Shares (a)	161,197	$1,829,584
High Yield 4.5%
Columbia Income Opportunities Fund,
Class I Shares (a)	431,771	4,261,585
International 2.0%
Columbia International Bond Fund,
Class I Shares (a)	170,961	1,873,728
Investment Grade 19.1%
Columbia Corporate Income Fund,
Class I Shares (a)	833,389	8,483,901
Columbia Limited Duration Credit
Fund, Class I Shares (a)	282,751	2,833,166
Columbia U.S. Government Mortgage
Fund, Class I Shares (a)	1,212,655	6,608,967
Total		17,926,034
Total Fixed-Income Funds (Cost: $28,010,372)		$28,801,077

Alternative Investment Funds 5.0%
Columbia Absolute Return
Currency and Income Fund,
Class I Shares(a)(b)	186,992	1,862,440
Columbia Absolute Return Multi-
Strategy Fund, Class I Shares(a)	277,829	2,822,740
Total Alternative Investment Funds (Cost: $4,652,627)		$4,685,180

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 2.4%
United States 2.4%
U.S. Treasury Inflation-Indexed Bond
01/15/14	2.000%	202,275	203,224
01/15/15	1.625%	256,908	265,498
04/15/15	0.500%	26,948	27,529
01/15/16	2.000%	205,964	220,269
04/15/16	0.125%	26,457	27,152
07/15/17	2.625%	169,064	191,834
01/15/19	2.125%	217,602	246,978
01/15/21	1.125%	85,428	91,969
01/15/25	2.375%	377,974	451,119
04/15/29	3.875%	277,087	397,187
02/15/40	2.125%	108,076	127,884
Total Inflation-Indexed Bonds (Cost: $2,115,975)			$2,250,643

	Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund,
0.089%(a)(c)	1,126,776	$1,126,776
Total Money Market Funds (Cost: $1,126,776)		$1,126,776
Total Investments (Cost: $81,204,778) (d)		$93,721,601(e)
Other Assets and Liabilities		(10,535)
Net Assets		$93,711,066

Investments in Derivatives Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, $38,500 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
S&P 500 Emini Index	11	920,865	December 2013	—	(9,267)

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends- Affiliated Issuers ($)	Value ($)
Columbia Absolute Return Currency and Income Fund, Class I Shares	1,899,575	24,829	(36,697)	(568)	1,887,139	—	—	1,862,440
Columbia Absolute Return Multi-Strategy Fund, Class I Shares	2,889,986	13,026	(139,361)	1,837	2,765,488	—	—	2,822,740
Columbia Contrarian Core Fund, Class I Shares	8,612,574	—	(2,048,719)	262,689	6,826,544	—	—	9,103,414
Columbia Convertible Securities Fund, Class I Shares	2,899,260	56,472	(506,276)	27,406	2,476,862	—	56,472	2,910,146
Columbia Corporate Income Fund, Class I Shares	8,097,063	295,049	(228,707)	(2,671)	8,160,734	—	206,616	8,483,901
Columbia Dividend Income Fund, Class I Shares	2,587,858	47,668	(978,298)	171,236	1,828,464	—	46,291	2,385,128
Columbia Dividend Opportunity Fund, Class I Shares	2,775,750	51,492	(954,582)	126,019	1,998,679	—	50,183	2,402,828
Columbia Emerging Markets Bond Fund, Class I Shares	1,729,503	124,067	(27,415)	31	1,826,186	—	74,543	1,829,584
Columbia Emerging Markets Fund, Class I Shares	4,766,950	150,349	(181,080)	(5,175)	4,731,044	—	—	4,607,511
Columbia Greater China Fund, Class I Shares	1,125,410	17,836	(78,577)	(16,039)	1,048,630	—	—	982,273
Columbia Income Opportunities Fund, Class I Shares	4,200,577	188,344	(196,112)	(254)	4,192,555	—	172,481	4,261,585
Columbia International Bond Fund, Class I Shares	1,839,558	66,720	(3,065)	(33)	1,903,180	—	18,018	1,873,728
Columbia Large Cap Growth Fund, Class I Shares	4,247,644	—	(872,884)	94,848	3,469,608	—	—	4,842,939
Columbia Large Core Quantitative Fund, Class I Shares	8,687,656	—	(1,872,085)	189,907	7,005,478	—	—	9,094,623
Columbia Large Growth Quantitative Fund, Class I Shares	4,171,390	—	(736,468)	9,039	3,443,961	—	—	3,880,796
Columbia Large Value Quantitative Fund, Class I Shares	1,902,479	—	(412,417)	33,515	1,523,577	—	—	1,896,267
Columbia Limited Duration Credit Fund, Class I Shares	2,873,155	57,915	(103,723)	(740)	2,826,607	—	44,662	2,833,166
Columbia Mid Cap Growth Fund, Class I Shares	4,044,250	—	(872,998)	59,996	3,231,248	—	—	4,418,690
Columbia Mid Cap Value Fund, Class I Shares	3,743,670	41,590	(957,520)	194,448	3,022,188	15,509	26,081	4,330,917
Columbia Overseas Value Fund, Class I Shares	2,041,708	721	(267,255)	8,970	1,784,144	—	689	2,007,687

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Select Large-Cap Value Fund, Class I Shares	958,097	—	(243,580)	33,768	748,285	—	—	950,712
Columbia Short-Term Cash Fund	688,066	1,180,392	(741,682)	—	1,126,776	—	455	1,126,776
Columbia Small Cap Growth Fund I, Class I Shares	3,130,264	—	(778,344)	37,865	2,389,785	—	—	3,017,849
Columbia Small Cap Value Fund I, Class I Shares	948,603	—	(221,591)	31,456	758,468	—	—	973,245
Columbia Small Cap Value Fund II, Class I Shares	1,886,193	56,776	(513,241)	59,197	1,488,925	54,817	1,958	1,963,046
Columbia U.S. Government Mortgage Fund, Class I Shares	6,622,100	185,098	(175,214)	(7,736)	6,624,248	—	115,831	6,608,967
Total	89,369,339	2,558,344	(14,147,891)	1,309,011	79,088,803	70,326	814,280	91,470,958

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(d)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $81,205,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$12,777,000
Unrealized Depreciation	(260,000)
Net Unrealized Appreciation	$12,517,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	56,857,925	—	—	56,857,925
Fixed-Income Funds	28,801,077	—	—	28,801,077
Alternative Investment Funds	4,685,180	—	—	4,685,180
Money Market Funds	1,126,776	—	—	1,126,776
Total Mutual Funds	91,470,958	—	—	91,470,958
Bonds
Inflation-Indexed Bonds	—	2,250,643	—	2,250,643
Total Bonds	—	2,250,643	—	2,250,643
Investments in Securities	91,470,958	2,250,643	—	93,721,601
Derivatives
Liabilities
Futures Contracts	(9,267)	—	—	(9,267)
Total	91,461,691	2,250,643	—	93,712,334

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Contrarian Core Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.1%
CONSUMER DISCRETIONARY 13.2%
Auto Components 0.6%
Delphi Automotive PLC	145,748	$8,514,598
Automobiles 1.7%
General Motors Co. (a)	650,335	23,392,550
Hotels, Restaurants & Leisure 0.8%
Wynn Resorts Ltd.	70,168	11,087,246
Household Durables 0.6%
Lennar Corp., Class A	231,690	8,201,826
Media 5.8%
Comcast Corp., Class A	548,679	24,772,857
DIRECTV (a)	242,025	14,460,993
Discovery Communications, Inc., Class A (a)	156,688	13,227,601
Viacom, Inc., Class B	316,814	26,479,314
Total		78,940,765
Specialty Retail 3.7%
Dick’s Sporting Goods, Inc.	207,145	11,057,400
Lowe’s Companies, Inc.	466,915	22,229,823
Tiffany & Co.	125,520	9,617,343
Ulta Salon Cosmetics & Fragrance, Inc. (a)	58,570	6,996,772
Total		49,901,338
TOTAL CONSUMER DISCRETIONARY		180,038,323
CONSUMER STAPLES 10.2%
Beverages 3.2%
Diageo PLC, ADR	141,227	17,947,127
PepsiCo, Inc.	328,713	26,132,684
Total		44,079,811
Food & Staples Retailing 2.4%
CVS Caremark Corp.	356,952	20,257,026
Walgreen Co.	217,980	11,727,324
Total		31,984,350
Household Products 1.7%
Procter & Gamble Co. (The)	313,492	23,696,860
Tobacco 2.9%
Philip Morris International, Inc.	447,986	38,791,108

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
TOTAL CONSUMER STAPLES		138,552,129
ENERGY 9.7%
Energy Equipment & Services 2.1%
Halliburton Co.	478,734	$23,051,042
Tidewater, Inc.	94,395	5,596,680
Total		28,647,722
Oil, Gas & Consumable Fuels 7.6%
Anadarko Petroleum Corp.	146,360	13,610,016
Canadian Natural Resources Ltd.	385,065	12,106,444
Chevron Corp.	284,382	34,552,413
ConocoPhillips	192,845	13,404,656
Exxon Mobil Corp.	150,009	12,906,774
Newfield Exploration Co. (a)	186,235	5,097,252
Noble Energy, Inc.	171,434	11,487,792
Total		103,165,347
TOTAL ENERGY		131,813,069
FINANCIALS 17.2%
Capital Markets 4.3%
BlackRock, Inc.	72,824	19,707,631
Invesco Ltd.	451,284	14,395,960
Morgan Stanley	392,616	10,581,001
State Street Corp.	220,359	14,488,604
Total		59,173,196
Commercial Banks 1.5%
Wells Fargo & Co.	479,518	19,813,684
Diversified Financial Services 9.6%
Bank of America Corp.	2,105,695	29,058,591
Berkshire Hathaway, Inc., Class B (a)	268,001	30,420,794
Citigroup, Inc.	680,302	33,001,450
JPMorgan Chase & Co.	736,193	38,053,816
Total		130,534,651
Insurance 1.8%
Aon PLC	327,776	24,399,645
TOTAL FINANCIALS		233,921,176
HEALTH CARE 12.3%
Biotechnology 0.9%
Ariad Pharmaceuticals, Inc. (a)	261,775	4,816,660
Celgene Corp. (a)	51,542	7,933,860
Total		12,750,520

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 3.9%
Abbott Laboratories	326,076	$10,822,462
Baxter International, Inc.	290,150	19,059,954
Covidien PLC	376,742	22,958,658
Total		52,841,074
Health Care Providers & Services 3.1%
Cardinal Health, Inc.	472,281	24,629,454
CIGNA Corp.	191,535	14,721,380
Express Scripts Holding Co. (a)	33,346	2,060,116
Total		41,410,950
Pharmaceuticals 4.4%
Johnson & Johnson	343,543	29,781,743
Pfizer, Inc.	686,774	19,717,281
Salix Pharmaceuticals Ltd. (a)	151,885	10,158,069
Total		59,657,093
TOTAL HEALTH CARE		166,659,637
INDUSTRIALS 11.3%
Aerospace & Defense 3.4%
Honeywell International, Inc.	240,605	19,979,839
United Technologies Corp.	238,789	25,746,230
Total		45,726,069
Air Freight & Logistics 0.9%
FedEx Corp.	103,763	11,840,396
Commercial Services & Supplies 1.2%
Tyco International Ltd.	485,008	16,965,580
Electrical Equipment 1.7%
Eaton Corp. PLC	337,190	23,212,159
Industrial Conglomerates 2.2%
General Electric Co.	1,267,572	30,282,295
Professional Services 1.2%
Nielsen Holdings NV	440,768	16,065,994
Road & Rail 0.7%
Union Pacific Corp.	63,982	9,938,964
TOTAL INDUSTRIALS		154,031,457

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 18.7%
Communications Equipment 1.4%
QUALCOMM, Inc.	274,063	$18,460,884
Computers & Peripherals 4.9%
Apple, Inc.	94,337	44,975,165
EMC Corp.	633,203	16,184,669
Hewlett-Packard Co.	280,030	5,875,029
Total		67,034,863
Internet Software & Services 5.5%
Baidu, Inc., ADR (a)	43,145	6,695,241
eBay, Inc. (a)	458,019	25,552,880
Facebook, Inc., Class A (a)	146,082	7,339,160
Google, Inc., Class A (a)	39,226	34,358,445
Total		73,945,726
IT Services 2.0%
International Business Machines Corp.	46,012	8,520,502
Mastercard, Inc., Class A	28,442	19,135,209
Total		27,655,711
Semiconductors & Semiconductor Equipment 0.5%
Skyworks Solutions, Inc. (a)	289,310	7,186,460
Software 4.4%
Activision Blizzard, Inc.	633,165	10,554,861
Citrix Systems, Inc. (a)	92,640	6,541,310
Electronic Arts, Inc. (a)	761,359	19,452,723
Intuit, Inc.	295,720	19,609,193
Microsoft Corp.	104,682	3,486,957
Total		59,645,044
TOTAL INFORMATION TECHNOLOGY		253,928,688
MATERIALS 1.6%
Chemicals 1.6%
Celanese Corp., Class A	67,647	3,571,085
Dow Chemical Co. (The)	481,111	18,474,663
Total		22,045,748
TOTAL MATERIALS		22,045,748
TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	806,140	27,263,655

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services 0.9%
Vodafone Group PLC, ADR	355,324	$12,500,298
TOTAL TELECOMMUNICATION SERVICES		39,763,953
Total Common Stocks (Cost: $1,172,374,704)		$1,320,754,180

	Shares	Value

Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.089% (b)(c)	34,308,463	$34,308,463
Total Money Market Funds (Cost: $34,308,463)		$34,308,463
Total Investments (Cost: $1,206,683,167)		$1,355,062,643(d)
Other Assets & Liabilities, Net		5,572,943
Net Assets		$1,360,635,586

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,545,529	715,095,930	(682,332,996)	34,308,463	18,720	34,308,463

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	180,038,323	—	—	180,038,323
Consumer Staples	138,552,129	—	—	138,552,129
Energy	131,813,069	—	—	131,813,069
Financials	233,921,176	—	—	233,921,176
Health Care	166,659,637	—	—	166,659,637
Industrials	154,031,457	—	—	154,031,457
Information Technology	253,928,688	—	—	253,928,688
Materials	22,045,748	—	—	22,045,748
Telecommunication Services	39,763,953	—	—	39,763,953
Total Equity Securities	1,320,754,180	—	—	1,320,754,180
Mutual Funds
Money Market Funds	34,308,463	—	—	34,308,463
Total Mutual Funds	34,308,463	—	—	34,308,463
Total	1,355,062,643	—	—	1,355,062,643

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio — Core Bond Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 26.0%

Aerospace & Defense 0.3%

L-3 Communications Corp.
02/15/21	4.950%	$3,345,000	$3,542,101
Lockheed Martin Corp. Senior Unsecured
09/15/21	3.350%	1,235,000	1,233,510
Total			4,775,611
Automotive 0.7%
Ford Motor Credit Co. LLC Senior Unsecured
06/15/16	3.984%	12,741,000	13,462,625

Banking 3.6%
Bank of America Corp.
Senior Unsecured
01/24/22	5.700%	3,010,000	3,362,357
01/11/23	3.300%	690,000	646,364
Bank of New York Mellon Corp. (The) Subordinated Notes (a)
12/29/49	4.500%	2,575,000	2,259,563
Barclays Bank PLC (a)(b)
09/29/49	7.434%	1,700,000	1,844,500
HSBC Holdings PLC Senior Unsecured
01/14/22	4.875%	750,000	809,143
HSBC USA, Inc. Subordinated Notes
09/27/20	5.000%	4,670,000	5,005,773
ING Bank NV Senior Unsecured (b)
03/15/16	4.000%	4,770,000	5,036,882
JPMorgan Chase Capital XXI (a)
02/02/37	1.216%	1,020,000	757,350
JPMorgan Chase Capital XXIII (a)
05/15/47	1.264%	10,155,000	7,463,925
KeyCorp Senior Unsecured
03/24/21	5.100%	6,865,000	7,559,491
M&T Bank Corp. (b)
12/31/49	6.875%	4,676,000	4,738,457
Mellon Capital IV (a)
06/29/49	4.000%	180,000	147,600
Merrill Lynch & Co., Inc. Subordinated Notes
05/02/17	5.700%	2,425,000	2,676,914
Royal Bank of Scotland Group PLC Senior Unsecured
09/18/15	2.550%	3,170,000	3,238,028

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
State Street Corp.
03/15/18	4.956%	$6,420,000	$7,062,950
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	12,878,000	12,115,197
Total			64,724,494
Chemicals 0.8%
Lubrizol Corp.
02/01/19	8.875%	3,535,000	4,687,806
LyondellBasell Industries NV
Senior Unsecured
04/15/19	5.000%	1,525,000	1,678,638
11/15/21	6.000%	6,665,000	7,606,964
Total			13,973,408
Diversified Manufacturing 0.4%
General Electric Co.
Senior Unsecured
10/09/22	2.700%	5,770,000	5,442,564
10/09/42	4.125%	2,927,000	2,687,103
Total			8,129,667
Electric 3.9%
Alabama Power Co.
Senior Unsecured
03/15/41	5.500%	2,045,000	2,278,183
01/15/42	4.100%	695,000	629,887
Commonwealth Edison Co.
1st Mortgage
09/15/17	6.150%	2,035,000	2,382,104
08/01/20	4.000%	5,000,000	5,332,805
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/38	6.750%	265,000	338,882
DTE Electric Co. Senior Secured
10/01/20	3.450%	4,010,000	4,183,019
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	470,000	532,807
Duke Energy Carolinas LLC 1st Mortgage
10/01/15	5.300%	430,000	469,426
Duke Energy Ohio, Inc. 1st Mortgage
09/01/23	3.800%	16,340,000	16,696,065
FirstEnergy Corp. Senior Unsecured
03/15/23	4.250%	1,350,000	1,234,613
Georgia Power Co.
Senior Unsecured
06/01/17	5.700%	1,452,000	1,658,406

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
09/01/40	4.750%	$2,140,000	$2,085,359
Nevada Power Co.
09/15/40	5.375%	5,230,000	5,712,957
Niagara Mohawk Power Corp. Senior Unsecured (b)
08/15/19	4.881%	2,677,000	2,993,336
Oncor Electric Delivery Co. LLC
Senior Secured
06/01/22	4.100%	835,000	862,200
12/01/41	4.550%	4,440,000	4,254,799
PPL Capital Funding, Inc.
06/01/18	1.900%	2,280,000	2,237,932
06/01/23	3.400%	7,875,000	7,338,555
Pacific Gas & Electric Co.
Senior Unsecured
06/15/23	3.250%	3,307,000	3,150,820
01/15/40	5.400%	1,155,000	1,192,528
Peco Energy Co. 1st Mortgage
03/01/18	5.350%	3,445,000	3,967,703
Southern California Edison Co. 1st Refunding Mortgage
09/01/40	4.500%	1,285,000	1,257,091
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	690,000	751,559
Total			71,541,036
Entertainment 0.2%
Time Warner, Inc.
11/15/36	6.500%	2,575,000	2,865,342
Food and Beverage 0.9%
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	3,629,000	4,424,161
Heineken NV Senior Unsecured (b)
10/01/17	1.400%	8,080,000	7,943,803
PepsiCo, Inc. Senior Unsecured
01/15/20	4.500%	2,950,000	3,251,794
Total			15,619,758
Gas Distributors 0.2%
Sempra Energy Senior Unsecured
06/01/16	6.500%	2,990,000	3,395,833

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines 2.1%
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	$4,971,000	$5,276,622
Energy Transfer Partners LP Senior Unsecured
02/01/42	6.500%	750,000	791,742
Enterprise Products Operating LLC
08/13/15	1.250%	5,245,000	5,272,526
03/15/23	3.350%	2,380,000	2,252,520
NiSource Finance Corp.
09/15/17	5.250%	500,000	558,362
02/15/23	3.850%	4,695,000	4,587,414
12/15/40	6.250%	770,000	842,609
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	3,255,000	3,409,232
Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	3,405,000	4,395,610
TransCanada PipeLines Ltd. (a)
05/15/67	6.350%	7,441,000	7,678,733
Williams Partners LP Senior Unsecured
04/15/40	6.300%	2,970,000	3,131,553
Total			38,196,923
Health Care 0.2%
Express Scripts Holding Co.
02/15/22	3.900%	4,455,000	4,512,933
Healthcare Insurance 0.2%
Aetna, Inc. Senior Unsecured
11/15/22	2.750%	3,885,000	3,585,202
Independent Energy 1.0%
Canadian Natural Resources Ltd. Senior Unsecured
03/15/38	6.250%	2,730,000	3,042,069
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	1,890,000	2,206,651
Hess Corp. Senior Unsecured
08/15/31	7.300%	5,410,000	6,493,255
Nexen, Inc.
Senior Unsecured
05/15/37	6.400%	2,460,000	2,698,101
07/30/39	7.500%	3,160,000	3,878,217
Total			18,318,293

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy 1.0%
Chevron Corp. Senior Unsecured
06/24/20	2.427%	$7,545,000	$7,458,157
Shell International Finance BV
08/21/22	2.375%	12,075,000	11,108,783
Total			18,566,940
Life Insurance 1.2%
MetLife Capital Trust X (b)
04/08/38	9.250%	3,900,000	4,953,000
MetLife, Inc.
08/01/39	10.750%	2,710,000	3,983,700
Prudential Financial, Inc. (a)
06/15/38	8.875%	11,125,000	13,461,250
Total			22,397,950
Media Cable 0.1%
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	1,365,000	1,411,081
Time Warner Cable, Inc.
09/01/41	5.500%	1,430,000	1,172,580
Total			2,583,661
Media Non-Cable 0.3%
News America, Inc.
12/15/35	6.400%	2,880,000	3,177,446
Reed Elsevier Capital, Inc.
10/15/22	3.125%	2,605,000	2,411,626
Total			5,589,072
Metals 0.8%
ArcelorMittal
Senior Unsecured
08/05/15	4.250%	1,021,000	1,051,630
03/01/41	7.250%	715,000	654,225
Nucor Corp.
Senior Unsecured
09/15/22	4.125%	740,000	740,413
08/01/23	4.000%	8,055,000	7,883,267
Rio Tinto Finance USA PLC
08/21/22	2.875%	1,385,000	1,272,636
Vale Overseas Ltd.
11/21/36	6.875%	3,090,000	3,133,860
Total			14,736,031
Non-Captive Consumer 0.2%
Discover Financial Services
Senior Unsecured
04/27/22	5.200%	575,000	605,956
11/21/22	3.850%	3,490,000	3,329,746
Total			3,935,702

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified 0.9%
General Electric Capital Corp.
Senior Unsecured
01/07/21	4.625%	$4,805,000	$5,155,981
09/07/22	3.150%	3,890,000	3,678,155
01/09/23	3.100%	5,200,000	4,864,501
General Electric Capital Corp. (a)
Subordinated Notes
11/15/67	6.375%	2,464,000	2,630,320
Total			16,328,957
Oil Field Services 0.3%
Green Field Energy Services, Inc. Secured (b)
11/15/16	13.000%	208,000	187,200
Halliburton Co. Senior Unsecured
09/15/18	5.900%	3,561,000	4,195,894
Weatherford International Ltd.
03/15/38	7.000%	1,255,000	1,330,963
Total			5,714,057
Other Industry 0.2%
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	505,000	537,050
President and Fellows of Harvard College (b)
01/15/39	6.500%	2,435,000	3,200,415
Total			3,737,465
Pharmaceuticals 0.4%
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	6,442,000	6,900,419
Property & Casualty 0.2%
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	2,895,000	3,555,364
Railroads 0.3%
BNSF Funding Trust I (a)
12/15/55	6.613%	3,246,000	3,619,290
Burlington Northern Santa Fe LLC Senior Unsecured
08/15/30	7.950%	155,000	203,471
CSX Corp. Senior Unsecured
05/30/42	4.750%	735,000	701,541

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads (continued)
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	$1,144,000	$1,324,388
Total			5,848,690
REITs 0.3%

Duke Realty LP
08/15/19	8.250%	3,772,000	4,689,747
Restaurants 0.5%
McDonald’s Corp.
Senior Unsecured
02/01/39	5.700%	2,150,000	2,500,803
07/15/40	4.875%	2,165,000	2,265,607
05/01/43	3.625%	4,405,000	3,769,746
Total			8,536,156
Retailers 0.1%
Macy’s Retail Holdings, Inc.
03/15/37	6.375%	1,445,000	1,599,853
Supranational 0.2%
European Investment Bank Senior Unsecured
05/30/17	5.125%	3,985,000	4,545,690
Technology 0.7%
Corning, Inc. Senior Unsecured
03/15/42	4.750%	3,385,000	3,321,741
Oracle Corp.
Senior Unsecured
10/15/22	2.500%	7,797,000	7,187,688
07/15/23	3.625%	1,885,000	1,879,967
Total			12,389,396
Wireless 0.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Unsecured
11/15/18	8.500%	2,825,000	3,620,198
Wirelines 3.6%
AT&T, Inc.
Senior Unsecured
06/15/16	5.625%	3,340,000	3,716,892
12/01/22	2.625%	22,720,000	20,363,550
Telecom Italia Capital SA
07/18/36	7.200%	1,807,000	1,678,999
Telefonica Emisiones SAU
04/27/18	3.192%	667,000	658,122

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)
Verizon Communications, Inc.
Senior Unsecured
09/14/18	3.650%	$28,387,000	$29,911,183
04/01/21	4.600%	1,380,000	1,466,470
11/01/22	2.450%	1,970,000	1,746,762
Verizon New England, Inc.
11/15/29	7.875%	895,000	1,044,113
Verizon New York, Inc.
04/01/32	7.375%	3,610,000	4,128,436
Verizon Virginia LLC
10/01/29	8.375%	785,000	928,130
Total			65,642,657
Total Corporate Bonds & Notes (Cost: $484,851,552)			$474,019,130

Residential Mortgage-Backed Securities - Agency 29.3%
Federal Home Loan Mortgage Corp. (c)
06/01/43	3.500%	12,511,001	12,716,079
12/01/40	4.000%	5,046,395	5,278,175
05/01/41-06/01/41	4.500%	13,802,050	14,785,650
07/01/39	5.000%	1,205,917	1,312,032
06/01/33	5.500%	160,432	176,553
09/01/28-07/01/37	6.000%	4,260,594	4,866,101
04/01/30-04/01/32	7.000%	140,392	158,548
08/01/24	8.000%	12,317	14,581
01/01/25	9.000%	5,059	5,957
Federal National Mortgage Association (c)
05/01/28	2.500%	1,965,802	1,978,622
03/01/43-05/01/43	3.000%	20,224,478	19,775,105
03/01/41-08/01/43	3.500%	42,346,601	43,173,589
09/01/40-05/01/43	4.000%	112,184,426	117,866,428
05/01/39-01/01/42	4.500%	43,094,194	46,216,130
05/01/41-10/01/41	5.000%	12,248,027	13,359,104
02/01/29-09/01/36	5.500%	7,975,702	8,759,929
10/01/28-08/01/35	6.000%	3,480,940	3,880,039
05/01/29-07/01/38	7.000%	4,748,986	5,523,585
02/01/27-09/01/31	7.500%	65,776	75,783
11/01/21-04/01/22	8.000%	7,439	8,436
04/01/23	8.500%	9,962	10,869
06/01/24	9.000%	13,882	15,664
Federal National Mortgage Association (c)(d)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
10/01/28	2.500%	$28,500,000	$28,660,313
09/01/28-10/01/43	3.000%	61,285,479	60,834,776
09/01/43-10/01/43	4.000%	11,678,590	12,258,369
10/01/43	4.500%	27,625,000	29,502,638
Federal National Mortgage Association (c)(e)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	77,546	2,556
Government National Mortgage Association (c)
03/15/39-06/15/41	4.500%	23,889,818	25,770,366
Government National Mortgage Association (c)(d)
10/01/43	3.000%	21,000,000	20,701,405
10/01/43	3.500%	35,500,000	36,492,892
10/01/43	4.000%	18,000,000	18,984,375
Total Residential Mortgage-Backed Securities - Agency (Cost: $531,160,871)			$533,164,649

Residential Mortgage-Backed Securities - Non-Agency 0.5%
American General Mortgage Loan Trust CMO Series 2010-1A Class A1 (a)(b)(c)
03/25/58	5.150%	142,542	144,032
BCAP LLC (a)(b)(c)(f)
05/26/47	0.389%	1,019,764	913,147
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (b)(c)
08/27/37	6.000%	495,461	519,795
Citigroup Mortgage Loan Trust, Inc. (a)(b)(c)
CMO Series 2012-7 Class 12A1
03/25/36	2.642%	644,078	658,484
Citigroup Mortgage Loan Trust, Inc. (b)(c)
CMO Series 2012-A Class A
06/25/51	2.500%	1,151,389	1,122,604
Credit Suisse Mortgage Capital Certificates (a)(b)(c)
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	537,621	547,768
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	538,436	537,919
CMO Series 2012-4R Class 8A1
06/27/47	3.255%	723,888	725,714
Jefferies & Co., Inc. CMO Series 2010-R7 Class 7A4 (a)(b)(c)
10/26/36	3.250%	277,650	276,721
Morgan Stanley Re-Remic Trust CMO Series 2012-R2 Class 1A (a)(b)(c)
11/26/36	0.340%	804,328	777,206
Nomura Asset Acceptance Corp. (a)(c)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	80,559	80,796
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	510,206	511,634

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Residential Mortgage Asset Trust Series 2012-1A Class A1 (a)(b)(c)
08/26/52	2.734%	$650,177	$654,804
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (a)(b)(c)
09/25/57	2.667%	741,902	755,301
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A (a)(c)
12/25/34	4.740%	109,533	110,934
VOLT LLC Series 2012-RP3A Class A1 (a)(b)(c)
11/27/17	3.475%	370,239	370,993
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $8,787,572)			$8,707,852

Commercial Mortgage-Backed Securities - Non-Agency 9.8%
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2004-5 Class A4 (a)(c)
11/10/41	4.936%	6,712,975	6,910,169
Bear Stearns Commercial Mortgage Securities Series 2006-T24 Class A4 (c)
10/12/41	5.537%	4,500,000	4,955,634
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 (c)
10/15/49	5.431%	1,515,000	1,667,664
Citigroup/Deutsche Bank Commercial Mortgage Trust (a)(c)
Series 2005-CD1 Class A4
07/15/44	5.393%	873,000	930,623
Citigroup/Deutsche Bank Commercial Mortgage Trust (c)
Series 2007-CD4 Class A4
12/11/49	5.322%	9,952,000	10,985,898
Commercial Mortgage Pass Through Certificates Series 2012-LC4 Class A4 (c)
12/10/44	3.288%	2,500,000	2,473,975
Commercial Mortgage Pass-Through Certificates Series 2013-LC6 Class A2 (c)
01/10/46	1.906%	391,000	390,114
Credit Suisse Commercial Mortgage Trust Series 2006-C3 Class A3 (a)(c)
06/15/38	5.993%	12,211,404	13,360,301
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C2 Class A1 (c)
05/15/36	3.819%	28,636	28,588
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A (a)(b)(c)
09/18/39	5.467%	1,130,222	1,239,739
DBRR Trust (b)(c)
Series 2012-EZ1 Class A
09/25/45	0.946%	1,823,068	1,822,235

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
09/25/45	1.393%	$364,000	$362,654
09/25/45	2.062%	1,610,191	1,600,715
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5 (a)(c)
06/10/48	4.772%	993,000	1,038,151
GMAC Commercial Mortgage Securities, Inc. Series 2004-C1 Class A4 (c)
03/10/38	4.908%	6,217,780	6,273,062
GS Mortgage Securities Corp. II (a)(c)
Series 2007-GG10 Class A4
08/10/45	5.993%	5,084,000	5,639,198
GS Mortgage Securities Corp. II (c)
Series 2012-GCJ7 Class A2
05/10/45	2.318%	5,893,000	6,024,402
GS Mortgage Securities Trust Series 2013-GC13 Class A5 (a)(c)
07/10/46	4.176%	1,500,000	1,543,983
General Electric Capital Assurance Co. (a)(b)(c)
Series 2003-1 Class A4
05/12/35	5.254%	724,451	755,452
Series 2003-1 Class A5
05/12/35	5.743%	1,655,000	1,901,415
Greenwich Capital Commercial Funding Corp. (a)(c)
Series 2004-GG1 Class A7
06/10/36	5.317%	4,985,368	5,032,684
Greenwich Capital Commercial Funding Corp. (c)
Series 2007-GG11 Class A4
12/10/49	5.736%	6,458,000	7,249,108
Series 2007-GG9 Class A4
03/10/39	5.444%	11,572,000	12,803,955
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A4 (a)(c)
08/15/46	4.133%	7,135,000	7,366,716
JPMorgan Chase Commercial Mortgage Securities Corp. (a)(c)
Series 2006-LDP6 Class ASB
04/15/43	5.490%	1,081,072	1,116,296
Series 2007-CB19 Class A4
02/12/49	5.895%	3,573,000	3,995,975
JPMorgan Chase Commercial Mortgage Securities Corp. (c)
Series 2012-C6 Class A3
05/15/45	3.507%	3,000,000	3,010,202
Series 2012-LC9 Class A5
12/15/47	2.840%	2,000,000	1,880,702
JPMorgan Chase Commercial Mortgage Securities Trust (a)(c)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	828,614	853,805
JPMorgan Chase Commercial Mortgage Securities Trust (c)
Series 2005-LDP2 Class A3
07/15/42	4.697%	478,582	478,450
LB-UBS Commercial Mortgage Trust (a)(c)
Series 2007-C7 Class A3
09/15/45	5.866%	1,455,729	1,629,341
LB-UBS Commercial Mortgage Trust (c)
Series 2005-C3 Class A5
07/15/30	4.739%	1,838,000	1,916,282
Series 2006-C1 Class A4

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
02/15/31	5.156%	$1,571,000	$1,689,182
Series 2007-C2 Class A3
02/15/40	5.430%	11,612,502	12,774,205
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 (a)(c)
03/12/51	5.485%	4,474,000	4,942,710
Morgan Stanley Capital I Trust Series 2012-C4 Class A4 (c)
03/15/45	3.244%	664,000	655,742
Morgan Stanley Capital I, Inc. (a)(c)
Series 2007-IQ15 Class A4
06/11/49	6.107%	12,140,163	13,599,362
Morgan Stanley Capital I, Inc. (c)
Series 2007-IQ16 Class A4
12/12/49	5.809%	5,518,000	6,211,762
Morgan Stanley Re-Remic Trust (a)(b)(c)
Series 2009-GG10 Class A4A
08/12/45	5.993%	2,151,000	2,391,032
Series 2010-GG10 Class A4A
08/15/45	5.993%	6,635,000	7,375,406
ORES NPL LLC Series 2012-LV1 Class A (b)(c)
09/25/44	4.000%	68,932	68,939
Rialto Real Estate Fund Series 2013-LT2 Class A (b)(c)
05/22/28	2.833%	629,323	628,875
S2 Hospitality LLC Series 2012-LV1 Class A (b)(c)
04/15/25	4.500%	59,573	59,573
SMA 1 LLC Series 2012-LV1 Class A (b)(c)
08/20/25	3.500%	173,721	174,523
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (a)(c)
08/15/39	5.551%	515,658	535,847
WF-RBS Commercial Mortgage Trust (c)
Series 2012-C9 Class A3
11/15/45	2.870%	5,000,000	4,727,911
Series 2013-C11 Class A2
03/15/45	2.029%	1,144,000	1,148,698
Series 2013-C14 Class A5
06/15/46	3.337%	3,000,000	2,900,169
Wachovia Bank Commercial Mortgage Trust Series 2006-C24 Class A3 (a)(c)
03/15/45	5.558%	1,578,000	1,712,206
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $181,859,885)			$178,833,630

Asset-Backed Securities - Agency 2.5%
Small Business Administration Participation Certificates
Series 2012-20L Class 1
12/01/32	1.930%	741,096	687,596

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency (continued)
Series 2013-20A Class 1
01/01/33	2.130%	$866,377	$812,665
Series 2013-20B Class 1
02/01/33	2.210%	5,551,830	5,218,594
Series 2013-20C Class 1
03/01/33	2.220%	3,177,787	2,987,191
Series 2013-20D Class 1
04/01/33	2.080%	11,664,000	10,866,011
Series 2013-20F Class 1
06/01/33	2.450%	6,929,000	6,619,977
Series 2013-20H Class 1
08/01/33	3.160%	7,850,000	7,759,371
Series 2013-20I Class 1
09/01/33	3.620%	10,290,000	10,557,408
Total Asset-Backed Securities - Agency (Cost: $46,131,067)			$45,508,813

Asset-Backed Securities - Non-Agency 2.7%
ARES XXVI CLO Ltd. Series 2013-1A Class A (a)(b)
04/15/25	1.391%	6,696,000	6,605,979
Ally Master Owner Trust Series 2012-5 Class A
09/15/19	1.540%	746,000	739,773
Atrium X (a)(b) Series 10A Class A
07/16/25	1.396%	6,174,000	6,102,233
Series 10A Class B1
07/16/25	1.926%	955,000	942,950
Carlyle Global Market Strategies
Series 2013-2A Class A1 (a)(b)
04/18/25	1.416%	4,118,000	4,088,128
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2 Class A3 (a)
06/25/37	5.953%	461,345	466,225
Countrywide Asset-Backed Certificates (a)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	395,382	379,332
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	773,407	757,556
Ford Credit Auto Owner Trust Series 2013-B Class A3
10/15/17	0.570%	1,700,000	1,695,785
ING Investment Management CLO V Ltd.
Series 2007-5A Class A1A (a)(b)
05/01/22	0.495%	4,073,000	3,961,999
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH2 Class AV2 (a)
01/25/37	0.249%	58,638	58,226
Mountain View CLO III Ltd.
Series 2007-3A Class A1 (a)(b)
04/16/21	0.483%	4,396,788	4,319,189

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Nissan Auto Lease Series 2013-A Class A3
04/15/16	0.610%	$1,500,000	$1,497,154
Nomad CLO Ltd. Series 2013-1A Class A1 (a)(b)
01/15/25	1.468%	4,637,000	4,600,451
OHA Credit Partners VIII Ltd. (a)(b)
Series 2013-8A Class A
04/20/25	1.395%	1,884,000	1,863,506
Series 2013-8A Class B
04/20/25	1.925%	1,507,000	1,493,381
Race Point VIII CLO Ltd. Series 2013-8A Class A (a)(b)
02/20/25	1.514%	3,666,000	3,641,163
SMART Trust Series 2013-2US Class A3A
01/14/17	0.830%	1,675,000	1,668,302
SMART Trust (b) Series 2012-1USA Class A4A
12/14/17	2.010%	878,000	890,261
SVO VOI Mortgage Corp. Series 2012-AA Class A (b)
09/20/29	2.000%	1,018,923	1,019,272
Sierra Receivables Funding Co. LLC
Series 2012-3A Class A (b)
08/20/29	1.870%	969,176	973,604
World Financial Network Credit Card Master Trust
Series 2013-B Class A
03/16/20	0.910%	900,000	892,596
Total Asset-Backed Securities - Non-Agency (Cost: $48,935,195)			$48,657,065

U.S. Treasury Obligations 20.2%
U.S. Treasury
09/15/16	0.875%	23,500,000	23,672,584
09/30/18	1.375%	46,908,000	46,875,024
08/15/23	2.500%	62,103,000	61,472,282
05/15/43	2.875%	41,223,000	34,981,580
U.S. Treasury (d)
09/30/20	2.000%	34,824,000	34,791,335
U.S. Treasury (d)(g)
09/30/15	0.250%	82,098,000	81,969,722
U.S. Treasury (h)
STRIPS
11/15/18	0.000%	15,742,000	14,613,126
11/15/19	0.000%	19,849,900	17,749,681
02/15/22	0.000%	9,084,000	7,374,055
02/15/40	0.000%	21,518,800	7,780,337
11/15/41	0.000%	2,227,000	741,506
U.S. Treasury (g)(h)
STRIPS

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
11/15/18	0.000%	$39,304,400	$36,461,749
Total U.S. Treasury Obligations (Cost: $369,594,972)			$368,482,981

U.S. Government & Agency Obligations 3.9%
Residual Funding Corp. (h)
STRIPS
07/15/20	0.000%	3,119,000	2,648,121
10/15/20	0.000%	28,242,000	23,658,945
01/15/21	0.000%	40,342,000	33,517,465
01/15/30	0.000%	21,174,000	11,307,488
Total U.S. Government & Agency Obligations (Cost: $72,025,421)			$71,132,019

Foreign Government Obligations 1.4%
BRAZIL 0.2%

Brazilian Government International Bond Senior Unsecured
01/07/41	5.625%	3,060,000	3,037,050
CANADA 0.1%
Hydro-Quebec
12/01/29	8.500%	1,310,000	1,919,180
CHILE –%

Chile Government International Bond Senior Unsecured
10/30/22	2.250%	665,000	596,838
COLOMBIA 0.1%

Colombia Government International Bond Senior Unsecured
01/18/41	6.125%	2,530,000	2,756,009
ITALY 0.1%

Republic of Italy Senior Unsecured
09/27/23	6.875%	1,165,000	1,398,489
MEXICO 0.5%

Mexico Government International Bond
Senior Unsecured
03/15/22	3.625%	4,038,000	4,005,696
03/08/44	4.750%	470,000	425,350
Pemex Project Funding Master Trust
03/01/18	5.750%	4,705,000	5,210,787
Total			9,641,833

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (continued)
POLAND 0.1%

Poland Government International Bond Senior Unsecured
03/23/22	5.000%	$1,320,000	$1,419,660
QATAR 0.3%

Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%	3,785,000	3,993,175
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured (b)
09/30/16	5.832%	1,497,878	1,587,750
Total			5,580,925
Total Foreign Government Obligations (Cost: $27,291,198)			$26,349,984

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.9%

City of Chicago Waterworks Refunding Revenue Bonds 2nd Lien Series 2012
11/01/42	5.000%	2,320,000	2,309,328
Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	285,000	319,174
Commonwealth of Massachusetts Revenue Bonds Build America Bonds-Recovery Series 2010Z
06/01/30	5.631%	155,000	170,760
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/29	3.985%	1,530,000	1,425,210
Series 2013-B
01/01/35	4.532%	3,315,000	3,117,360
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	4,277,171	4,424,092
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	430,000	474,858

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
State of California Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
04/01/39	7.550%	$2,465,000	$3,198,362
State of Georgia Unlimited General Obligation Refunding Bonds Series 2013C
10/01/23	4.000%	1,595,000	1,771,519
State of Illinois Unlimited General Obligation Bonds Series 2011
03/01/16	4.961%	130,000	138,115
Total Municipal Bonds (Cost: $17,937,568)			$17,348,778

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 1.8%
Banking 1.6%
Citigroup Capital XIII (a)
10/30/40	7.875%	224,075	$6,155,340
M&T Bank Corp. (a)
12/31/49	5.000%	2,830	2,858,258
12/31/49	5.000%	270	270,641
PNC Financial Services Group, Inc. (The) (a)
12/31/49	6.125%	368,325	9,296,523
U.S. Bancorp (a)
12/31/49	6.500%	274,950	7,145,951

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt (continued)
Banking (continued)
Wells Fargo & Co. (a)
12/31/49	5.850%	$90,000	$2,148,300
Total			27,875,013
Property & Casualty 0.2%
Allstate Corp. (The) (a)
01/15/53	5.100%	176,425	4,093,060
Total Preferred Debt (Cost: $33,199,142)			$31,968,073

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 9.8%
U.S. Treasury Bills
11/29/13	0.010%	179,416,317	$179,412,000
Total Treasury Bills (Cost: $179,416,317)			$179,412,000

		Shares	Value

Money Market Funds 2.7%
Columbia Short-Term Cash Fund, 0.089% (i)(j)		48,462,560	$48,462,560
Total Money Market Funds (Cost: $48,462,560)			$48,462,560
Total Investments (Cost: $2,049,653,320) (k)			$2,032,047,534(l)
Other Assets & Liabilities, Net			(210,174,821)
Net Assets			$1,821,872,713

Investments in Derivatives Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, securities totaling $4,450,695 were pledged as collateral to cover initial margin requirements on open futures contracts.

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 2-year	118	25,991,344	December 2013	60,596	—
U.S. Treasury Note, 5-year	(664)	(80,375,128)	December 2013	—	(742,262)
U.S. Treasury Note, 10-year	(546)	(69,009,284)	December 2013	—	(1,333,028)
U.S. Treasury Long Bond, 20-year	(708)	(94,429,500)	December 2013	—	(1,642,245)
U.S. Treasury Ultra Bond, 30-year	(180)	(25,576,875)	December 2013	—	(578,451)
Total				60,596	(4,295,986)

Credit Default Swap Contracts Outstanding at September 30, 2013 Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America Investment Grade 20-V1	June 20, 2018	1.000	85,000,000	(1,043,790)	70,739	(25,972)	—	(999,023)
Goldman Sachs International	Bank of America Corp.	September 20, 2018	1.000	7,110,000	16,068	(162,808)	(2,173)	—	(148,912)
JPMorgan	Barclays Bank, PLC	September 20, 2018	1.000	4,180,000	42,534	(136,478)	(1,277)	—	(95,222)
Citibank	Nucor Corp.	September 20, 2018	1.000	3,740,000	(52,051)	26,565	(1,143)	—	(26,629)
Goldman Sachs International	Nucor Corp.	September 20, 2018	1.000	1,500,000	(20,876)	12,789	(458)	—	(8,545)
Barclays	Telecom Italia SPA	September 20, 2018	1.000	1,455,000	155,705	(167,788)	(445)	—	(12,528)
Total								—	(1,290,859)

*At September 30, 2013 securities totaling $2,319,200 were pledged as collateral to cover open centrally cleared swap contracts.

Interest Rate Swap Contracts Outstanding at September 30, 2013

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	3-Month USD LIBOR-BBA	Receive	0.816	September 25, 2016	USD	155,000	—	(425)
Morgan Stanley	3-Month USD LIBOR-BBA	Receive	0.790	September 27, 2016	USD	92,284,000	—	(89,479)
Morgan Stanley	3-Month USD LIBOR-BBA	Pay	1.574	September 27, 2018	USD	57,048,000	116,443	—
Total							116,443	(89,904)

Notes to Portfolio of Investments
(a)	Variable rate security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $103,365,680 or 5.67% of net assets.

(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2013, the value of these securities amounted to $913,147, which represents less than 0.01% of net assets.

(g)

This security or a portion of this security, has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(h)	Zero coupon bond.
(i)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,000	1,052,165,843	(1,003,723,283)	48,462,560	30,344	48,462,560

(k)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $2,049,653,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,015,000
Unrealized Depreciation	(26,620,000)
Net Unrealized Depreciation	$(17,605,000)

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	474,019,130	—	474,019,130
Residential Mortgage-Backed Securities - Agency	—	533,164,649	—	533,164,649
Residential Mortgage-Backed Securities - Non-Agency	—	5,894,895	2,812,957	8,707,852
Commercial Mortgage-Backed Securities - Non-Agency	—	175,048,026	3,785,604	178,833,630
Asset-Backed Securities - Agency	—	45,508,813	—	45,508,813
Asset-Backed Securities - Non-Agency	—	48,657,065	—	48,657,065
U.S. Treasury Obligations	283,762,527	84,720,454	—	368,482,981
U.S. Government & Agency Obligations	—	71,132,019	—	71,132,019
Foreign Government Obligations	—	26,349,984	—	26,349,984
Municipal Bonds	—	17,348,778	—	17,348,778
Preferred Debt	31,968,073	—	—	31,968,073
Total Bonds	315,730,600	1,481,843,813	6,598,561	1,804,172,974
Short-Term Securities
Treasury Bills	179,412,000	—	—	179,412,000
Total Short-Term Securities	179,412,000	—	—	179,412,000
Mutual Funds
Money Market Funds	48,462,560	—	—	48,462,560
Total Mutual Funds	48,462,560	—	—	48,462,560
Investments in Securities	543,605,160	1,481,843,813	6,598,561	2,032,047,534
Derivatives
Assets
Futures Contracts	60,596	—	—	60,596
Swap Contracts	—	116,443	—	116,443
Liabilities
Futures Contracts	(4,295,986)	—	—	(4,295,986)
Swap Contracts	—	(1,380,763)	—	(1,380,763)
Total	539,369,770	1,480,579,493	6,598,561	2,026,547,824

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage- Backed Securities - Non-Agency ($)	Commercial Mortgage- Backed Securities - Non-Agency ($)	Total ($)
Balance as of April 30, 2013	—	—	—
Accrued discounts/premiums	3,654	(1,189)	2,465
Realized gain (loss)	2,651	—	2,651
Change in unrealized appreciation (depreciation)(a)	(42,119)	(22,074)	(64,193)
Sales	(157,070)	(419,528)	(576,598)
Purchases	3,005,841	4,228,395	7,234,236
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of September 30, 2013	2,812,957	3,785,604	6,598,561

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2013 was $(64,193), which is comprised of Residential Mortgage-Backed Securities - Non-Agency of $(42,119) and Commercial Mortgage-Backed Securities - Non-Agency of $(22,074).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and commercial mortgage backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio — Managed Volatility Conservative Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 15.0%
INTERNATIONAL 4.1%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	9,092	$137,474
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	14,713	195,389
Variable Portfolio – DFA International Value Fund, Class 1 (a)	25,575	280,558
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	21,749	280,559
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	14,995	195,390
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	22,997	280,559
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	27,399	280,559
Total		1,650,488
U.S. LARGE CAP 7.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	27,255	353,504
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	20,016	336,671
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	17,776	168,335
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	10,045	280,559
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 (a)	10,647	168,335
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	18,065	263,024
Variable Portfolio – American Century Growth Fund, Class 1 (a)(b)	11,053	168,335
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	10,681	168,335
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	25,522	392,782
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	21,485	336,670
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	10,547	168,335
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	26,699	336,671
Total		3,141,556

	Shares	Value

Equity Funds (continued)
U.S. MID CAP 1.4%
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	7,189	$106,612
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	13,924	224,447
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	14,074	213,225
Total		544,284
U.S. SMALL CAP 1.7%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	7,077	120,240
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	9,691	165,530
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	18,876	389,977
Total		675,747
Total Equity Funds (Cost: $5,728,116)		$6,012,075

Fixed-Income Funds 54.9%
FLOATING RATE 2.7%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	112,126	1,102,197
GLOBAL BOND 4.0%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)	150,377	1,616,555
HIGH YIELD 6.4%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	303,995	2,571,794
INFLATION PROTECTED SECURITIES 5.5%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	248,523	2,204,396
INVESTMENT GRADE 32.6%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	264,527	2,645,273
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	255,335	2,645,273
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	143,656	1,469,597
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	249,554	2,645,273
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	248,616	2,645,273

	Shares	Value

Fixed-Income Funds (continued)
INVESTMENT GRADE (CONTINUED)
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Class 1 (a)	72,752	$734,798
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	29,101	293,918
Total		13,079,405
MULTISECTOR 3.7%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	169,699	1,469,596
Total Fixed-Income Funds (Cost: $22,924,618)		$22,043,943

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 10.1%
Federal National Mortgage Association (c)(d)
10/01/28	2.500%	750,000	754,219
10/01/28	3.000%	750,000	776,484
10/01/43	4.000%	750,000	786,680
10/01/43	3.500%	1,700,000	1,730,547

Total Residential Mortgage-Backed Securities - Agency (Cost: $3,919,902)			$4,047,930

	Shares	Value

Exchange-Traded Funds 7.9%
SPDR S&P 500 ETF Trust	8,650	$1,454,065

			Shares	Value

Exchange-Traded Funds (continued)
iShares Core S&P 500 ETF			1,050	$177,345
iShares MSCI EAFE ETF			18,875	1,204,036
iShares Russell 2000 ETF			3,175	338,519
Total Exchange-Traded Funds (Cost: $3,047,423)				$3,173,965

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 0.8%
S&P 500 Index
	24	1,500.00	12/18/15	306,600

Total Options Purchased Puts (Cost: $321,073)				$306,600

			Shares	Value

Money Market Funds 19.9%
Columbia Short-Term Cash Fund, 0.089% (a)(e)			7,988,676	7,988,676
Total Money Market Funds (Cost: $7,988,676)				$7,988,676
Total Investments (Cost: $43,929,808)				$43,573,189(f)
Other Assets and Liabilities				(3,459,196)
Net Assets				$40,113,993

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, cash totaling $148,925 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
E-Mini S&P 500 Index	21	USD	1,758,015	December 2013	—	(25,344)
Russell 2000 Mini Index	4	USD	428,560	December 2013	811	—
S&P 500 Index	1	USD	418,575	December 2013	—	(6,016)
U.S. Treasury Note, 5-year	30	USD	3,631,406	December 2013	27,544	—
U.S. Treasury Note, 10-year	2	USD	252,781	December 2013	3,950	—
U.S. Treasury Ultra Bond, 30-year	3	USD	426,281	December 2013	2,995	—
Total					35,300	(31,360)

Notes to Portfolio of Investments

(a)                                As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	10,000,000	9,587,212	(11,598,536)	—	7,988,676	—	2,725	7,988,676
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	—	378,347	(43,170)	637	335,814	—	—	353,504
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	—	2,931,962	(95,825)	(13,925)	2,822,212	74,452	76,710	2,645,273
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	—	364,900	(36,730)	205	328,375	—	—	336,671
Columbia Variable Portfolio — Emerging Markets Fund, Class 1	—	147,540	(5,817)	(862)	140,861	—	604	137,474
Columbia Variable Portfolio — Global Bond Fund, Class 1	—	1,721,860	(60,682)	(4,343)	1,656,835	6,922	—	1,616,555
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	—	2,938,253	(112,216)	(31,983)	2,794,054	103,678	143,636	2,571,794
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	—	183,144	(24,880)	305	158,569	—	—	168,335
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	—	285,736	(6,521)	(47)	279,168	—	—	280,559
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	—	2,819,585	(114,569)	(5,285)	2,699,731	19,777	40,431	2,645,273
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	—	109,960	(8,765)	71	101,266	—	—	106,612
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1	—	172,729	(24,999)	307	148,037	—	—	168,335
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	—	277,163	(25,746)	311	251,728	—	—	263,024
Columbia Variable Portfolio — Strategic Income Fund, Class 1	—	1,658,623	(98,259)	(9,465)	1,550,899	26,711	47,094	1,469,596
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	—	1,539,607	(53,921)	(2,053)	1,483,633	—	7,116	1,469,597
Variable Portfolio — American Century Diversified Bond Fund, Class 1	—	2,839,470	(98,028)	(8,073)	2,733,369	31,102	33,108	2,645,273
Variable Portfolio — American Century Growth Fund, Class 1	—	182,650	(23,964)	207	158,893	—	—	168,335
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	—	2,381,973	(70,116)	(7,913)	2,303,944	46,306	162	2,204,396
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	—	200,286	(11,805)	(593)	187,888	2,127	1,681	195,389
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1	—	121,127	(11,111)	159	110,175	—	—	120,240
Variable Portfolio — DFA International Value Fund, Class 1	—	362,899	(101,438)	(1,745)	259,716	—	5,315	280,558
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	—	1,188,757	(54,105)	(2,920)	1,131,732	5,690	30,736	1,102,197
Variable Portfolio — Holland Large Cap Growth Fund, Class 1	—	183,561	(24,323)	376	159,614	—	—	168,335
Variable Portfolio — Invesco International Growth Fund, Class 1	—	393,815	(126,182)	(3,513)	264,120	3,488	3,695	280,559
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	—	2,809,808	(98,326)	(5,849)	2,705,633	2,951	35,995	2,645,273
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	—	254,556	(46,494)	969	209,031	—	—	224,447
Variable Portfolio — MFS Value Fund, Class 1	—	414,638	(38,435)	424	376,627	—	—	392,782
Variable Portfolio — Mondrian International Small Cap Fund, Class 1	—	200,135	(10,968)	(613)	188,554	2,939	2,408	195,390
Variable Portfolio — NFJ Dividend Value Fund, Class 1	—	374,837	(50,151)	587	325,273	—	—	336,670
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	—	179,534	(24,826)	221	154,929	—	—	168,335
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	—	165,176	(16,779)	352	148,749	—	—	165,530
Variable Portfolio — Partners Small Cap Value Fund, Class 1	—	399,964	(36,262)	548	364,250	—	—	389,977

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1	—	773,830	(27,498)	(1,516)	744,816	6,708	3,832	734,798
Variable Portfolio — Pyramis® International Equity Fund, Class 1	—	287,552	(15,191)	(863)	271,498	4,357	3,314	280,559
Variable Portfolio — Pyrford International Equity Fund, Class 1	—	282,033	(6,948)	(18)	275,067	—	1,416	280,559
Variable Portfolio — Sit Dividend Growth Fund, Class 1	—	373,816	(45,163)	182	328,835	—	—	336,671
Variable Portfolio — Victory Established Value Fund, Class 1	—	217,049	(16,074)	104	201,079	—	—	213,225
Variable Portfolio — Wells Fargo Short Duration Government Fund, Class 1	—	310,904	(12,817)	(327)	297,760	1,525	1,709	293,918
Total	10,000,000	40,014,991	(13,277,640)	(95,941)	36,641,410	338,733	441,687	36,044,694

(b)	Non-income producing.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD          US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Boardat each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	6,012,075	—	—	6,012,075
Fixed-Income Funds	22,043,943	—	—	22,043,943
Money Market Funds	7,988,676	—	—	7,988,676
Total Mutual Funds	36,044,694	—	—	36,044,694
Bonds
Residential Mortgage-Backed Securities - Agency	—	4,047,930	—	4,047,930
Total Bonds	—	4,047,930	—	4,047,930
Equity Securities
Exchange-Traded Funds	3,173,965	—	—	3,173,965
Total Equity Securities	3,173,965	—	—	3,173,965
Other
Options Purchased Puts	306,600	—	—	306,600
Total Other	306,600	—	—	306,600
Investments in Securities	39,525,259	4,047,930	—	43,573,189
Derivatives
Assets
Futures Contracts	35,300	—	—	35,300
Liabilities
Futures Contracts	(31,360)	—	—	(31,360)
Total	39,529,199	4,047,930	—	43,577,129

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 30.1%
INTERNATIONAL 8.3%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	55,626	$841,064
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	87,341	1,159,883
Variable Portfolio – DFA International Value Fund, Class 1 (a)	151,821	1,665,473
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	129,106	1,665,473
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	89,016	1,159,883
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	136,514	1,665,473
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	162,644	1,665,473
Total		9,822,722

U.S. LARGE CAP 15.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	157,302	2,040,204
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	116,345	1,956,931
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	105,521	999,284
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	61,717	1,723,764
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 (a)	63,206	999,284
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	106,952	1,557,217
Variable Portfolio – American Century Growth Fund, Class 1 (a)(b)	65,613	999,284
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	63,406	999,284
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	143,389	2,206,752
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	130,198	2,040,204
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	62,612	999,284
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	161,793	2,040,204
Total		18,561,696

	Shares	Value

Equity Funds (continued)
U.S. MID CAP 2.8%
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	42,114	$624,553
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	92,985	1,498,926
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	76,953	1,165,831
Total		3,289,310
U.S. SMALL CAP 3.4%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	42,011	713,774
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	57,461	981,440
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	112,283	2,319,766
Total		4,014,980
Total Equity Funds (Cost: $34,342,095)		$35,688,708

Fixed-Income Funds 40.1%
FLOATING RATE 2.0%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	242,039	2,379,247
GLOBAL BOND 2.9%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)	324,610	3,489,562
HIGH YIELD 5.2%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)	731,211	6,186,043
INFLATION PROTECTED SECURITIES 4.0%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	536,471	4,758,495
INVESTMENT GRADE 23.3%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	571,019	5,710,193
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	551,177	5,710,193
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	310,101	3,172,330
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	538,698	5,710,194
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	536,672	5,710,194

	Shares	Value

Fixed-Income Funds (continued)
INVESTMENT GRADE (CONTINUED)
Variable Portfolio – PIMCO Mortgage-Backed Securities Fund, Class 1 (a)	157,046	$1,586,165
Total		27,599,269

MULTISECTOR 2.7%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	366,320	3,172,330
Total Fixed-Income Funds (Cost: $48,450,961)		$47,584,946

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 6.8%
Federal National Mortgage Association (c)(d)
10/01/28	2.500%	1,750,000	1,759,844
10/01/28	3.000%	1,750,000	1,811,797
10/01/43	3.500%	2,675,000	2,723,066
10/01/43	4.000%	1,750,000	1,835,586

Total Residential Mortgage-Backed Securities - Agency (Cost: $7,883,784)			$8,130,293

	Shares	Value

Exchange-Traded Funds 7.3%
SPDR S&P 500 ETF Trust	20,125	$3,383,013

			Shares	Value

Exchange-Traded Funds (continued)
iShares MSCI EAFE ETF			68,050	$4,340,909
iShares Russell 2000 ETF			8,300	884,946
Total Exchange-Traded Funds (Cost: $8,314,781)				$8,608,868

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 1.4%
S&P 500 Index

	10	1,600.00	12/18/15	165,600

	115	1,500.00	12/18/15	1,469,125
Total Options Purchased Puts (Cost: $1,700,880)				$1,634,725

			Shares	Value
Money Market Funds 20.0%
Columbia Short-Term Cash Fund, 0.089% (a)(e)			23,732,428	23,732,428
Total Money Market Funds (Cost: $23,732,428)				$23,732,428
Total Investments (Cost: $124,424,929)				$125,379,968(f)
Other Assets and Liabilities				(6,735,065)
Net Assets				$118,644,903

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, cash totaling $759,825 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Russell 2000 Mini Index	15	USD	1,607,100	December 2013	—	(5,354)
S&P 500 Index	4	USD	1,674,300	December 2013	—	(24,064)
E-Mini S&P 500 Index	137	USD	11,468,955	December 2013	—	(153,568)
U.S. Treasury Note, 5-year	139	USD	16,825,516	December 2013	135,234	—
U.S. Treasury Note, 10-year	3	USD	379,172	December 2013	5,924	—
U.S. Treasury Ultra Bond, 30-year	4	USD	568,375	December 2013	3,993	—
Total					145,151	(182,986)

Notes to Portfolio of Investments

(a)          As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	10,000,000	32,855,674	(19,123,246)	—	23,732,428	—	5,733	23,732,428
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	—	2,179,773	(211,212)	4,497	1,973,058	—	—	2,040,204
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	—	6,396,175	(429,493)	(58,157)	5,908,525	109,103	112,412	5,710,193
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	—	2,116,279	(193,454)	1,610	1,924,435	—	—	1,956,931
Columbia Variable Portfolio — Emerging Markets Fund, Class 1	—	907,171	(60,449)	(7,185)	839,537	—	2,764	841,064
Columbia Variable Portfolio — Global Bond Fund, Class 1	—	3,794,439	(264,169)	(15,643)	3,514,627	10,198	—	3,489,562
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	—	6,984,991	(475,655)	(119,709)	6,389,627	142,911	198,137	6,186,043
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	—	1,061,931	(108,380)	1,555	955,106	—	—	999,284
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	—	1,715,987	(418)	(18)	1,715,551	—	—	1,723,764
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	—	6,216,288	(430,648)	(18,523)	5,767,117	28,870	59,020	5,710,193
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	—	654,295	(49,646)	899	605,548	—	—	624,553
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1	—	1,005,125	(110,004)	1,501	896,622	—	—	999,284
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	—	1,645,994	(124,910)	3,037	1,524,121	—	—	1,557,217
Columbia Variable Portfolio — Strategic Income Fund, Class 1	—	3,550,040	(242,400)	(6,830)	3,300,810	46,137	81,344	3,172,330
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	—	3,418,960	(237,500)	(8,432)	3,173,028	—	10,405	3,172,330
Variable Portfolio — American Century Diversified Bond Fund, Class 1	—	6,251,593	(429,474)	(32,118)	5,790,001	45,607	48,548	5,710,194
Variable Portfolio — American Century Growth Fund, Class 1	—	1,059,951	(106,363)	1,123	954,711	—	—	999,284
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	—	5,236,420	(357,339)	(34,815)	4,844,266	68,703	339	4,758,495
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	—	1,204,620	(89,514)	(4,257)	1,110,849	8,536	8,193	1,159,883
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1	—	724,361	(58,189)	1,078	667,250	—	—	713,774
Variable Portfolio — DFA International Value Fund, Class 1	—	1,901,930	(339,327)	(7,917)	1,554,686	—	22,274	1,665,473
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	—	2,605,944	(180,016)	(9,633)	2,416,295	8,295	44,808	2,379,247
Variable Portfolio — Holland Large Cap Growth Fund, Class 1	—	1,067,699	(106,710)	1,460	962,449	—	—	999,284
Variable Portfolio — Invesco International Growth Fund, Class 1	—	1,994,059	(411,594)	(13,316)	1,569,149	13,994	15,318	1,665,473
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	—	6,211,917	(429,544)	(22,710)	5,759,663	4,322	52,718	5,710,194
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	—	1,561,692	(144,841)	2,402	1,419,253	—	—	1,498,926
Variable Portfolio — MFS Value Fund, Class 1	—	2,366,490	(223,488)	4,061	2,147,063	—	—	2,206,752
Variable Portfolio — Mondrian International Small Cap Fund, Class 1	—	1,204,834	(88,932)	(5,608)	1,110,294	11,844	11,574	1,159,883
Variable Portfolio — NFJ Dividend Value Fund, Class 1	—	2,203,105	(204,170)	3,040	2,001,975	—	—	2,040,204
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	—	1,040,582	(107,634)	1,082	934,030	—	—	999,284
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	—	988,605	(82,600)	2,068	908,073	—	—	981,440
Variable Portfolio — Partners Small Cap Value Fund, Class 1	—	2,392,192	(187,963)	4,031	2,208,260	—	—	2,319,766

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1	—	1,712,037	(119,072)	(5,964)	1,587,001	9,823	5,611	1,586,165
Variable Portfolio — Pyramis® International Equity Fund, Class 1	—	1,731,044	(119,932)	(6,919)	1,604,193	17,487	14,804	1,665,473
Variable Portfolio — Pyrford International Equity Fund, Class 1	—	1,633,544	(2)	—	1,633,542	—	8,585	1,665,473
Variable Portfolio — Sit Dividend Growth Fund, Class 1	—	2,210,947	(202,571)	1,243	2,009,619	—	—	2,040,204
Variable Portfolio — Victory Established Value Fund, Class 1	—	1,222,747	(112,290)	2,265	1,112,722	—	—	1,165,831
Total	10,000,000	123,029,435	(26,163,149)	(340,802)	106,525,484	525,830	702,587	107,006,082

(b)	Non-income producing.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD          US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of  Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances  when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss  additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or  approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board  at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	35,688,708	—	—	35,688,708
Fixed-Income Funds	47,584,946	—	—	47,584,946
Money Market Funds	23,732,428	—	—	23,732,428
Total Mutual Funds	107,006,082	—	—	107,006,082
Bonds
Residential Mortgage-Backed Securities - Agency	—	8,130,293	—	8,130,293
Total Bonds	—	8,130,293	—	8,130,293
Equity Securities
Exchange-Traded Funds	8,608,868	—	—	8,608,868
Total Equity Securities	8,608,868	—	—	8,608,868
Other
Options Purchased Puts	1,634,725	—	—	1,634,725
Total Other	1,634,725	—	—	1,634,725
Investments in Securities	117,249,675	8,130,293	—	125,379,968
Derivatives
Assets
Futures Contracts	145,151	—	—	145,151
Liabilities
Futures Contracts	(182,986)	—	—	(182,986)
Total	117,211,840	8,130,293	—	125,342,133

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio — Managed Volatility Growth Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 60.4%
INTERNATIONAL 16.6%
Columbia Variable Portfolio — Emerging Markets Fund, Class 1 (a)	527,347	$7,973,484
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1 (a)	832,129	11,050,673
Variable Portfolio — DFA International Value Fund, Class 1 (a)	1,446,457	15,867,629
Variable Portfolio — Invesco International Growth Fund, Class 1 (a)	1,230,049	15,867,630
Variable Portfolio — Mondrian International Small Cap Fund, Class 1 (a)	848,095	11,050,673
Variable Portfolio — Pyramis® International Equity Fund, Class 1 (a)	1,300,625	15,867,630
Variable Portfolio — Pyrford International Equity Fund, Class 1 (a)	1,549,573	15,867,630
Total		93,545,349
U.S. LARGE CAP 31.4%
Columbia Variable Portfolio — Contrarian Core Fund, Class 1 (a)(b)	1,486,443	19,279,170
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1 (a)(b)	1,143,847	19,239,501
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1 (a)(b)	1,026,285	9,718,923
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1 (a)(b)	521,251	14,558,550
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1 (a)	614,733	9,718,923
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1 (a)(b)	1,021,697	14,875,905
Variable Portfolio — American Century Growth Fund, Class 1 (a)(b)	638,143	9,718,923
Variable Portfolio — Holland Large Cap Growth Fund, Class 1 (a)(b)	616,683	9,718,923
Variable Portfolio — MFS Value Fund, Class 1 (a)(b)	1,391,897	21,421,300
Variable Portfolio — NFJ Dividend Value Fund, Class 1 (a)(b)	1,230,323	19,279,169
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	608,955	9,718,923
Variable Portfolio — Sit Dividend Growth Fund, Class 1 (a)(b)	1,525,734	19,239,501
Total		176,487,711
U.S. MID CAP 5.6%
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1 (a)(b)	401,238	5,950,362
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1 (a)(b)	861,301	13,884,176

	Shares	Value

Equity Funds (continued)
U.S. MID CAP (CONTINUED)
Variable Portfolio — Victory Established Value Fund, Class 1 (a)(b)	785,527	$11,900,725
Total		31,735,263
U.S. SMALL CAP 6.8%
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	400,260	6,800,414
Variable Portfolio — Partners Small Cap Growth Fund, Class 1 (a)(b)	547,457	9,350,569
Variable Portfolio — Partners Small Cap Value Fund, Class 1 (a)(b)	1,069,765	22,101,346
Total		38,252,329
Total Equity Funds (Cost: $329,521,627)		$340,020,652

Fixed-Income Funds 10.1%
FLOATING RATE 0.5%
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1 (a)	288,251	2,833,503
GLOBAL BOND 0.7%
Columbia Variable Portfolio — Global Bond Fund, Class 1 (a)	386,586	4,155,804
HIGH YIELD 1.3%
Columbia Variable Portfolio — Income Opportunities Fund, Class 1 (a)	870,817	7,367,111
INFLATION PROTECTED SECURITIES 1.0%
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)	638,896	5,667,005
INVESTMENT GRADE 5.9%
Columbia Variable Portfolio — Diversified Bond Fund, Class 1 (a)	680,040	6,800,406
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1 (a)	656,410	6,800,406
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1 (a)	369,306	3,778,004
Variable Portfolio — American Century Diversified Bond Fund, Class 1 (a)	641,548	6,800,406
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1 (a)	639,136	6,800,406
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1 (a)	187,030	1,889,002
Total		32,868,630

	Shares	Value

Fixed-Income Funds (continued)
MULTISECTOR 0.7%
Columbia Variable Portfolio — Strategic Income Fund, Class 1 (a)	436,259	$3,778,003
Total Fixed-Income Funds (Cost: $57,515,415)		$56,670,056

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 4.6%
Federal National Mortgage Association (c)(d)
10/01/28	2.500%	5,000,000	5,028,125
10/01/28	3.000%	5,000,000	5,176,563
10/01/43	3.500%	10,275,000	10,459,629
10/01/43	4.000%	5,000,000	5,244,531
Total Residential Mortgage-Backed Securities - Agency (Cost: $25,098,120)			$25,908,848

		Shares	Value

Exchange-Traded Funds 8.2%
SPDR S&P 500 ETF Trust		133,300	$22,407,730

	Shares	Value

Exchange-Traded Funds (continued)
iShares MSCI EAFE ETF	372,375	$23,753,801
Total Exchange-Traded Funds (Cost: $45,006,966)		$46,161,531

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 2.2%
S&P 500 Index
	350	1400.00	12/19/14	1,797,250
	325	1500.00	12/18/15	4,151,875
	400	1600.00	12/18/15	6,624,000
Total Options Purchased Puts (Cost: $13,445,815)				$12,573,125

			Shares	Value

Money Market Funds 17.4%
Columbia Short-Term Cash Fund, 0.089% (a)(e)			97,880,500	97,880,500
Total Money Market Funds (Cost: $97,880,500)				$97,880,500
Total Investments (Cost: $568,468,443)				$579,214,712(f)
Other Assets and Liabilities				(16,512,992)
Net Assets				$562,701,720

Investments in Derivatives Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, cash totaling $5,692,085 was pledged as collateral to cover initial margin requirements on open futures contracts.

	Number of
	Contracts	Trading	Notional Market		Unrealized	Unrealized
Contract Description	Long (Short)	Currency	Value ($)	Expiration Date	Appreciation ($)	(Depreciation) ($)
DAX INDEX	5	EUR	1,452,454	December 2013	—	(8,247)
HANG SENG INDEX	9	HKD	1,327,680	October 2013	—	(16,057)
IBEX 35 INDEX	11	EUR	1,359,352	October 2013	23,051	—
OMXS30 INDEX	72	SEK	1,411,891	October 2013	—	(19,833)
RUSSELL 2000 MINI	83	USD	8,892,620	December 2013	—	(26,869)
S&P 500	35	USD	14,650,125	December 2013	—	(208,796)
S&P500 EMINI	1,027	USD	85,975,305	December 2013	—	(1,142,421)
SPI 200	11	AUD	1,339,948	December 2013	—	(7,298)
US 10 YEAR NOTE	155	USD	19,590,548	December 2013	317,308	—
US 5 YEAR NOTE (CBT)	270	USD	32,682,658	December 2013	97,717	—
US LONG BOND(CBT)	28	USD	3,734,500	December 2013	46,979	—
US ULTRA T-BOND	11	USD	1,563,031	December 2013	10,981	—
Total					496,036	(1,429,521)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	10,000,000	143,890,431	(56,009,931)	—	97,880,500	—	19,875	97,880,500
Columbia Variable Portfolio — Contrarian Core Fund, Class 1	—	19,040,814	(236,028)	(2,195)	18,802,591	—	—	19,279,170
Columbia Variable Portfolio — Diversified Bond Fund, Class 1	—	7,073,213	(74,988)	(741)	6,997,484	88,762	91,454	6,800,406
Columbia Variable Portfolio — Dividend Opportunity Fund, Class 1	—	19,243,852	(224,963)	(1,807)	19,017,082	—	—	19,239,501
Columbia Variable Portfolio — Emerging Markets Fund, Class 1	—	8,080,935	(101,633)	(5,866)	7,973,436	—	20,586	7,973,484
Columbia Variable Portfolio — Global Bond Fund, Class 1	—	4,228,386	(45,826)	(1,262)	4,181,298	8,305	—	4,155,804
Columbia Variable Portfolio — Income Opportunities Fund, Class 1	—	7,671,105	(81,236)	(9,965)	7,579,904	101,636	141,009	7,367,111
Columbia Variable Portfolio — Large Cap Growth Fund, Class 1	—	9,488,251	(120,656)	(1,734)	9,365,861	—	—	9,718,923
Columbia Variable Portfolio — Large Core Quantitative Fund, Class 1	—	14,485,636	(5)	—	14,485,631	—	—	14,558,550
Columbia Variable Portfolio — Limited Duration Credit Fund, Class 1	—	6,929,099	(74,987)	(70)	6,854,042	23,469	47,980	6,800,406
Columbia Variable Portfolio — Mid Cap Value Opportunity Fund, Class 1	—	5,890,084	(67,810)	(1,147)	5,821,127	—	—	5,950,362
Columbia Variable Portfolio — Select Large Cap Growth Fund, Class 1	—	8,969,643	(125,123)	(2,870)	8,841,650	—	—	9,718,923
Columbia Variable Portfolio — Select Large-Cap Value Fund, Class 1	—	14,863,141	(164,036)	(1,802)	14,697,303	—	—	14,875,905
Columbia Variable Portfolio — Strategic Income Fund, Class 1	—	3,946,885	(41,660)	(381)	3,904,844	45,645	80,476	3,778,003
Columbia Variable Portfolio — U.S. Government Mortgage Fund, Class 1	—	3,814,391	(41,660)	(159)	3,772,572	—	8,465	3,778,004
Variable Portfolio — American Century Diversified Bond Fund, Class 1	—	6,950,491	(74,988)	(983)	6,874,520	37,110	39,504	6,800,406
Variable Portfolio — American Century Growth Fund, Class 1	—	9,473,197	(118,307)	(1,614)	9,353,276	—	—	9,718,923
Variable Portfolio — BlackRock Global Inflation-Protected Securities Fund, Class 1	—	5,813,333	(62,490)	(1,591)	5,749,252	56,398	384	5,667,005
Variable Portfolio — Columbia Wanger International Equities Fund, Class 1	—	10,768,490	(127,657)	(3,296)	10,637,537	55,402	66,062	11,050,673
Variable Portfolio — Columbia Wanger U.S. Equities Fund, Class 1	—	6,507,672	(81,264)	(1,092)	6,425,316	—	—	6,800,414
Variable Portfolio — DFA International Value Fund, Class 1	—	15,282,008	(253,080)	(5,534)	15,023,394	—	153,404	15,867,629
Variable Portfolio — Eaton Vance Floating-Rate Income Fund, Class 1	—	2,903,201	(31,245)	(30)	2,871,926	6,742	36,416	2,833,503
Variable Portfolio — Holland Large Cap Growth Fund, Class 1	—	9,547,915	(118,000)	(1,710)	9,428,205	—	—	9,718,923
Variable Portfolio — Invesco International Growth Fund, Class 1	—	15,404,570	(285,309)	(4,769)	15,114,492	90,982	103,953	15,867,630
Variable Portfolio — J.P. Morgan Core Bond Fund, Class 1	—	6,919,184	(74,988)	(822)	6,843,374	3,516	42,883	6,800,406
Variable Portfolio — Jennison Mid Cap Growth Fund, Class 1	—	13,429,663	(172,953)	(2,806)	13,253,904	—	—	13,884,176
Variable Portfolio — MFS Value Fund, Class 1	—	21,253,832	(253,083)	(2,722)	20,998,027	—	—	21,421,300
Variable Portfolio — Mondrian International Small Cap Fund, Class 1	—	10,758,796	(121,854)	(4,265)	10,632,677	77,002	92,007	11,050,673
Variable Portfolio — NFJ Dividend Value Fund, Class 1	—	19,282,084	(234,337)	(1,834)	19,045,913	—	—	19,279,169
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund, Class 1	—	9,290,793	(121,527)	(1,791)	9,167,475	—	—	9,718,923
Variable Portfolio — Partners Small Cap Growth Fund, Class 1	—	8,887,604	(113,643)	(1,621)	8,772,340	—	—	9,350,569
Variable Portfolio — Partners Small Cap Value Fund, Class 1	—	21,491,607	(257,866)	(3,401)	21,230,340	—	—	22,101,346

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund, Class 1	—	1,907,228	(20,830)	(197)	1,886,201	7,992	4,565	1,889,002
Variable Portfolio — Pyramis® International Equity Fund, Class 1	—	15,535,818	(168,722)	(4,582)	15,362,514	113,623	109,552	15,867,630
Variable Portfolio — Pyrford International Equity Fund, Class 1	—	15,575,412	(4)	—	15,575,408	—	81,629	15,867,630
Variable Portfolio — Sit Dividend Growth Fund, Class 1	—	19,267,063	(234,336)	(2,693)	19,030,034	—	—	19,239,501
Variable Portfolio — Victory Established Value Fund, Class 1	—	11,599,290	(131,230)	(1,968)	11,466,092	—	—	11,900,725
Total	10,000,000	535,465,117	(60,468,255)	(79,320)	484,917,542	716,584	1,140,204	494,571,208

(b)	Non-income producing.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	340,020,652	—	—	340,020,652
Fixed-Income Funds	56,670,056	—	—	56,670,056
Money Market Funds	97,880,500	—	—	97,880,500
Total Mutual Funds	494,571,208	—	—	494,571,208
Bonds
Residential Mortgage-Backed Securities - Agency	—	25,908,848	—	25,908,848
Total Bonds	—	25,908,848	—	25,908,848
Equity Securities
Exchange-Traded Funds	46,161,531	—	—	46,161,531
Total Equity Securities	46,161,531	—	—	46,161,531
Other
Options Purchased Puts	12,573,125	—	—	12,573,125
Total Other	12,573,125	—	—	12,573,125
Investments in Securities	553,305,864	25,908,848	—	579,214,712
Derivatives
Assets
Futures Contracts	496,036	—	—	496,036
Liabilities
Futures Contracts	(1,429,521)	—	—	(1,429,521)
Total	552,372,379	25,908,848	—	578,281,227

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Select Large Cap Growth Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 93.6%
CONSUMER DISCRETIONARY 18.1%
Automobiles 2.4%
Tesla Motors, Inc. (a)	9,510	$1,839,424
Internet & Catalog Retail 8.4%
Amazon.com, Inc. (a)	9,870	3,085,757
priceline.com, Inc. (a)	3,420	3,457,449
Total		6,543,206
Specialty Retail 3.1%
TJX Companies, Inc.	42,190	2,379,094
Textiles, Apparel & Luxury Goods 4.2%
Michael Kors Holdings Ltd. (a)	44,290	3,300,491
TOTAL CONSUMER DISCRETIONARY		14,062,215
ENERGY 6.6%
Energy Equipment & Services 3.6%
FMC Technologies, Inc. (a)	50,890	2,820,324
Oil, Gas & Consumable Fuels 3.0%
EOG Resources, Inc.	13,770	2,330,985
TOTAL ENERGY		5,151,309
FINANCIALS 2.4%
Capital Markets 2.4%
Franklin Resources, Inc.	37,190	1,879,955
TOTAL FINANCIALS		1,879,955
HEALTH CARE 19.6%
Biotechnology 15.0%
Alexion Pharmaceuticals, Inc. (a)	11,370	1,320,739
Biogen Idec, Inc. (a)	5,800	1,396,408
Celgene Corp. (a)	23,520	3,620,433
Gilead Sciences, Inc. (a)	53,440	3,358,170
Vertex Pharmaceuticals, Inc. (a)	26,040	1,974,353
Total		11,670,103
Pharmaceuticals 4.6%
Allergan, Inc.	23,930	2,164,468
Novo Nordisk A/S, ADR	8,040	1,360,529
Total		3,524,997
TOTAL HEALTH CARE		15,195,100

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 6.8%
Aerospace & Defense 3.7%
Precision Castparts Corp.	12,630	$2,870,041
Trading Companies & Distributors 3.1%
Fastenal Co.	48,794	2,451,899
TOTAL INDUSTRIALS		5,321,940
INFORMATION TECHNOLOGY 36.7%
Communications Equipment 2.8%
QUALCOMM, Inc.	31,610	2,129,250
Internet Software & Services 14.8%
Baidu, Inc., ADR (a)	16,240	2,520,123
Facebook, Inc., Class A (a)	50,420	2,533,101
Google, Inc., Class A (a)	2,530	2,216,052
LinkedIn Corp., Class A (a)	10,230	2,517,194
MercadoLibre, Inc.	12,852	1,733,863
Total		11,520,333
IT Services 6.9%
Cognizant Technology Solutions Corp., Class A (a)	36,100	2,964,532
Visa, Inc., Class A	12,420	2,373,462
Total		5,337,994
Semiconductors & Semiconductor Equipment 2.3%
ARM Holdings PLC, ADR	36,990	1,779,959
Software 9.9%
Red Hat, Inc. (a)	49,280	2,273,779
Salesforce.com, Inc. (a)	57,310	2,974,962
VMware, Inc., Class A (a)	30,430	2,461,787
Total		7,710,528
TOTAL INFORMATION TECHNOLOGY		28,478,064
MATERIALS 3.4%
Chemicals 3.4%
Monsanto Co.	25,020	2,611,337
TOTAL MATERIALS		2,611,337
Total Common Stocks (Cost: $57,569,586)		$72,699,920

	Shares	Value

Money Market Funds 6.4%
Columbia Short-Term Cash Fund, 0.089% (b)(c)	4,942,184	$4,942,184
Total Money Market Funds (Cost: $4,942,184)		$4,942,184

Total Investments (Cost: $62,511,770) (d)	$77,642,104	(e)
Other Assets & Liabilities, Net	24,775
Net Assets	$77,666,879

Notes to Portfolio of Investments

(a)         Non-income producing.

(b)         The rate shown is the seven-day current annualized yield at September 30, 2013.

(c)         As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,126,545	26,446,764	(23,631,125)	4,942,184	1,841	4,942,184

(d)         At September 30, 2013, the cost of securities for federal income tax purposes was approximately $62,512,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$15,498,000
Unrealized Depreciation	(368,000)
Net Unrealized Appreciation	$15,130,000

(e)         Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR     American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	14,062,215	—	—	14,062,215
Energy	5,151,309	—	—	5,151,309
Financials	1,879,955	—	—	1,879,955
Health Care	15,195,100	—	—	15,195,100
Industrials	5,321,940	—	—	5,321,940
Information Technology	28,478,064	—	—	28,478,064
Materials	2,611,337	—	—	2,611,337
Total Equity Securities	72,699,920	—	—	72,699,920
Mutual Funds
Money Market Funds	4,942,184	—	—	4,942,184
Total Mutual Funds	4,942,184	—	—	4,942,184
Total	77,642,104	—	—	77,642,104

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Small Cap Value Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.5%
CONSUMER DISCRETIONARY 11.6%
Auto Components 1.5%
Dana Holding Corp.	137,936	$3,150,458
Gentherm, Inc. (a)	67,399	1,285,973
Remy International, Inc.	43,110	872,547
Total		5,308,978
Diversified Consumer Services 0.4%
Lincoln Educational Services Corp.	109,015	502,559
Universal Technical Institute, Inc.	75,141	911,460
Total		1,414,019
Hotels, Restaurants & Leisure 1.8%
Del Frisco’s Restaurant Group, Inc. (a)	64,828	1,307,581
Life Time Fitness, Inc. (a)	60,830	3,130,920
Red Robin Gourmet Burgers, Inc. (a)	28,704	2,040,854
Total		6,479,355
Household Durables 0.6%
Cavco Industries, Inc. (a)	21,166	1,205,404
UCP Inc., Class A (a)	63,640	944,417
Total		2,149,821
Specialty Retail 4.6%
Children’s Place Retail Stores, Inc. (The) (a)	44,460	2,572,455
Destination XL Group, Inc. (a)	117,199	758,277
Finish Line, Inc., Class A (The)	104,170	2,590,708
Francesca’s Holdings Corp. (a)	50,320	937,965
Haverty Furniture Companies, Inc.	62,922	1,543,477
Pier 1 Imports, Inc.	153,360	2,993,587
Select Comfort Corp. (a)	84,236	2,051,147
Shoe Carnival, Inc.	63,495	1,715,000
Stage Stores, Inc.	50,994	979,085
Total		16,141,701
Textiles, Apparel & Luxury Goods 2.7%
Crocs, Inc. (a)	113,550	1,545,416
Deckers Outdoor Corp. (a)	49,420	3,257,767
G-III Apparel Group Ltd. (a)	38,060	2,077,695
Steven Madden Ltd. (a)	48,780	2,625,827
Total		9,506,705
TOTAL CONSUMER DISCRETIONARY		41,000,579
CONSUMER STAPLES 3.1%
Food & Staples Retailing 0.6%
Andersons, Inc. (The)	29,300	2,048,070

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 2.2%
Chiquita Brands International, Inc. (a)	110,100	$1,393,866
Darling International, Inc. (a)	138,840	2,937,854
Fresh Del Monte Produce, Inc.	104,392	3,098,355
John B. Sanfilippo & Son, Inc.	13,710	317,935
Total		7,748,010
Personal Products 0.3%
Inter Parfums, Inc.	41,882	1,256,041
TOTAL CONSUMER STAPLES		11,052,121
ENERGY 7.4%
Energy Equipment & Services 3.4%
Dawson Geophysical Co. (a)	38,622	1,254,056
Gulf Island Fabrication, Inc.	49,052	1,202,265
Newpark Resources, Inc. (a)	143,321	1,814,444
Patterson-UTI Energy, Inc.	100,900	2,157,242
Tesco Corp. (a)	85,620	1,418,723
TGC Industries, Inc.	123,013	970,573
Tidewater, Inc.	51,103	3,029,897
Total		11,847,200
Oil, Gas & Consumable Fuels 4.0%
Bill Barrett Corp. (a)	69,230	1,738,365
Clayton Williams Energy, Inc. (a)	2,478	130,021
Cloud Peak Energy, Inc. (a)	15,392	225,801
Comstock Resources, Inc.	114,740	1,825,513
Energy XXI Bermuda Ltd.	87,090	2,630,118
Forest Oil Corp. (a)	289,380	1,765,218
Rex Energy Corp. (a)	78,610	1,753,003
Stone Energy Corp. (a)	90,594	2,937,963
VAALCO Energy, Inc. (a)	218,058	1,216,764
Total		14,222,766
TOTAL ENERGY		26,069,966
FINANCIALS 34.0%
Capital Markets 0.7%
GFI Group, Inc.	174,397	688,868
INTL FCStone, Inc. (a)	84,135	1,720,561
Total		2,409,429
Commercial Banks 12.4%
Ameris Bancorp (a)	90,508	1,663,537
BancFirst Corp.	27,112	1,465,946
BankUnited, Inc.	82,203	2,563,912
Banner Corp.	32,580	1,243,253

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
Bryn Mawr Bank Corp.	63,611	$1,715,589
Chemical Financial Corp.	92,319	2,577,546
Columbia Banking System, Inc.	131,029	3,236,416
Community Trust Bancorp, Inc.	45,229	1,835,845
First Citizens BancShares Inc., Class A	7,338	1,508,693
First Commonwealth Financial Corp.	276,938	2,101,959
First Financial Corp.	64,949	2,050,440
First NBC Bank Holding Co. (a)	29,345	715,431
FirstMerit Corp.	76,650	1,664,071
Glacier Bancorp, Inc.	132,390	3,271,357
Hancock Holding Co.	88,664	2,782,276
Home Federal Bancorp, Inc.	101,135	1,272,278
Hudson Valley Holding Corp.	40,132	753,679
Investors Bancorp, Inc.	100,043	2,188,941
Merchants Bancshares, Inc.	55,449	1,605,249
Northrim BanCorp, Inc.	67,110	1,617,351
Synovus Financial Corp.	422,528	1,394,342
Union First Market Bankshares Corp.	52,750	1,232,768
Washington Banking Co.	27,133	381,490
Wintrust Financial Corp.	67,357	2,766,352
Total		43,608,721
Consumer Finance 0.6%
Cash America International, Inc.	45,969	2,081,476
Diversified Financial Services 0.9%
Interactive Brokers Group, Inc., Class A	106,130	1,992,060
Pico Holdings, Inc. (a)	61,599	1,334,234
Total		3,326,294
Insurance 8.8%
Allied World Assurance Co. Holdings AG	24,850	2,469,842
American Equity Investment Life Holding Co.	135,809	2,881,867
Argo Group International Holdings Ltd.	49,953	2,141,985
Baldwin & Lyons, Inc., Class B	57,300	1,396,974
EMC Insurance Group, Inc.	67,585	2,039,715
Endurance Specialty Holdings Ltd.	44,900	2,412,028
FBL Financial Group, Inc., Class A	27,017	1,213,063
Hanover Insurance Group, Inc. (The)	51,395	2,843,171
Horace Mann Educators Corp.	80,730	2,291,117
Kemper Corp.	50,255	1,688,568
National Western Life Insurance Co., Class A	7,648	1,543,137
Navigators Group, Inc. (The) (a)	32,390	1,871,170

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Safety Insurance Group, Inc.	33,575	$1,778,468
Symetra Financial Corp.	140,725	2,507,720
United Fire Group, Inc.	62,750	1,911,993
Total		30,990,818
Real Estate Investment Trusts (REITs) 7.8%
AG Mortgage Investment Trust, Inc.	77,982	1,296,061
Associated Estates Realty Corp.	90,939	1,355,901
Campus Crest Communities, Inc.	119,470	1,290,276
Chesapeake Lodging Trust	96,553	2,272,858
Cousins Properties, Inc.	194,591	2,002,341
CYS Investments, Inc.	223,370	1,815,998
Highwoods Properties, Inc.	81,250	2,868,938
LaSalle Hotel Properties	115,250	3,286,930
National Health Investors, Inc.	31,597	1,797,553
Post Properties, Inc.	40,570	1,826,461
Potlatch Corp.	54,257	2,152,918
Sabra Health Care REIT, Inc.	67,670	1,557,087
Sunstone Hotel Investors, Inc.	160,206	2,041,024
Terreno Realty Corp.	108,537	1,927,617
Total		27,491,963
Thrifts & Mortgage Finance 2.8%
Bank Mutual Corp.	245,630	1,540,100
BankFinancial Corp.	104,638	933,371
Brookline Bancorp, Inc.	161,152	1,516,440
MGIC Investment Corp. (a)	132,063	961,419
Provident New York Bancorp	111,630	1,215,651
Washington Federal, Inc.	125,215	2,589,446
WSFS Financial Corp.	18,935	1,140,834
Total		9,897,261
TOTAL FINANCIALS		119,805,962
HEALTH CARE 5.2%
Biotechnology 0.1%
Dynavax Technologies Corp. (a)	272,275	326,730
Health Care Equipment & Supplies 0.7%
CONMED Corp.	64,585	2,195,244
Orthofix International NV (a)	24,117	503,081
Total		2,698,325
Health Care Providers & Services 3.0%
Centene Corp. (a)	46,630	2,982,455
Chemed Corp.	31,873	2,278,920
Ensign Group, Inc. (The)	20,302	834,615

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Magellan Health Services, Inc. (a)	41,020	$2,459,559
Molina Healthcare, Inc. (a)	56,310	2,004,636
Total		10,560,185
Health Care Technology 0.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	140,100	2,083,287
Pharmaceuticals 0.8%
Impax Laboratories, Inc. (a)	89,470	1,835,029
Supernus Pharmaceuticals, Inc. (a)	129,842	951,742
Total		2,786,771
TOTAL HEALTH CARE		18,455,298
INDUSTRIALS 14.4%
Aerospace & Defense 1.5%
Esterline Technologies Corp. (a)	43,120	3,444,857
KEYW Holding Corp. (The) (a)	140,400	1,888,380
Total		5,333,237
Airlines 0.4%
Hawaiian Holdings, Inc. (a)	185,257	1,378,312
Building Products 0.4%
Universal Forest Products, Inc.	33,500	1,410,350
Commercial Services & Supplies 2.3%
ACCO Brands Corp. (a)	153,541	1,019,512
EnerNOC, Inc. (a)	70,265	1,053,272
Ennis, Inc.	56,192	1,013,704
Steelcase, Inc., Class A	150,800	2,506,296
Unifirst Corp.	24,800	2,589,616
Total		8,182,400
Construction & Engineering 0.4%
KHD Humboldt Wedag International AG	81,955	567,669
Layne Christensen Co. (a)	30,929	617,343
Sterling Construction Co., Inc. (a)	24,958	230,861
Total		1,415,873
Electrical Equipment 2.0%
Brady Corp., Class A	51,880	1,582,340
EnerSys, Inc.	56,032	3,397,220
GrafTech International Ltd. (a)	228,758	1,933,005
Total		6,912,565

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 5.8%
Albany International Corp., Class A	64,163	$2,301,527
Altra Holdings, Inc.	53,087	1,428,571
Briggs & Stratton Corp.	85,881	1,727,926
CIRCOR International, Inc.	31,589	1,964,204
Dynamic Materials Corp.	50,468	1,169,848
EnPro Industries, Inc. (a)	36,496	2,197,424
FreightCar America, Inc.	39,478	816,405
Gorman-Rupp Co.	22,481	901,938
Kadant, Inc.	41,277	1,386,495
LB Foster Co., Class A	39,169	1,791,590
Lydall, Inc. (a)	19,966	342,816
Mueller Industries, Inc.	40,484	2,253,744
Titan International, Inc.	92,763	1,358,050
Twin Disc, Inc.	30,138	787,506
Total		20,428,044
Professional Services 0.5%
Korn/Ferry International (a)	81,624	1,746,754
Road & Rail 1.1%
Heartland Express, Inc.	113,733	1,613,871
Werner Enterprises, Inc.	95,108	2,218,870
Total		3,832,741
TOTAL INDUSTRIALS		50,640,276
INFORMATION TECHNOLOGY 12.0%
Communications Equipment 0.2%
Symmetricom, Inc. (a)	179,070	863,117
Electronic Equipment, Instruments & Components 2.4%
Electro Scientific Industries, Inc.	91,293	1,069,041
GSI Group, Inc. (a)	98,115	936,017
Littelfuse, Inc.	35,710	2,793,236
Measurement Specialties, Inc. (a)	28,542	1,548,118
MTS Systems Corp.	27,559	1,773,422
Rofin-Sinar Technologies, Inc. (a)	15,117	365,983
Total		8,485,817
Internet Software & Services 0.8%
j2 Global, Inc.	55,576	2,752,124
IT Services 1.2%
Global Cash Access Holdings, Inc. (a)	120,603	941,909
MoneyGram International, Inc. (a)	78,818	1,543,256

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
TeleTech Holdings, Inc. (a)	64,650	$1,622,069
Total		4,107,234
Semiconductors & Semiconductor Equipment 5.0%
ATMI, Inc. (a)	63,175	1,675,401
Cypress Semiconductor Corp.	201,020	1,877,527
Entegris, Inc. (a)	246,190	2,498,829
Integrated Device Technology, Inc. (a)	229,530	2,162,173
M/A-COM Technology Solutions Holdings, Inc. (a)	47,112	801,846
MKS Instruments, Inc.	84,525	2,247,520
RF Micro Devices, Inc. (a)	418,400	2,359,776
Silicon Laboratories, Inc. (a)	63,750	2,722,762
Teradyne, Inc. (a)	82,610	1,364,717
Total		17,710,551
Software 2.4%
Mentor Graphics Corp.	140,840	3,291,431
Progress Software Corp. (a)	43,321	1,121,147
PTC, Inc. (a)	75,625	2,150,019
Tangoe, Inc. (a)	73,940	1,764,208
Total		8,326,805
TOTAL INFORMATION TECHNOLOGY		42,245,648
MATERIALS 5.0%
Chemicals 2.2%
A. Schulman, Inc.	51,720	1,523,671
LSB Industries, Inc. (a)	56,288	1,887,337
OM Group, Inc. (a)	68,273	2,306,262
Tronox Ltd., Class A	87,683	2,145,603
Total		7,862,873
Containers & Packaging 1.2%
Greif, Inc., Class A	84,620	4,148,918
Metals & Mining 1.6%
Hecla Mining Co.	570,330	1,790,836
Olympic Steel, Inc.	57,089	1,585,933
US Silica Holdings, Inc.	84,790	2,111,271
Total		5,488,040
TOTAL MATERIALS		17,499,831
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.1%
Cbeyond, Inc. (a)	65,603	420,515

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services 0.5%
NTELOS Holdings Corp.	41,693	$783,828
Shenandoah Telecommunications Co.	40,144	967,471
Total		1,751,299
TOTAL TELECOMMUNICATION SERVICES		2,171,814
UTILITIES 6.2%
Electric Utilities 3.3%
Allete, Inc.	45,769	2,210,643
El Paso Electric Co.	64,630	2,158,642
IDACORP, Inc.	64,180	3,106,312
MGE Energy, Inc.	31,530	1,719,961
Portland General Electric Co.	86,585	2,444,295
Total		11,639,853
Gas Utilities 1.6%
Laclede Group, Inc. (The)	57,891	2,605,095
Southwest Gas Corp.	62,271	3,113,550
Total		5,718,645
Multi-Utilities 1.3%
Avista Corp.	86,950	2,295,480
Vectren Corp.	65,905	2,197,932
Total		4,493,412
TOTAL UTILITIES		21,851,910
Total Common Stocks (Cost: $300,253,394)		$350,793,405

	Shares	Value

Exchange-Traded Funds 0.3%
iShares Russell 2000 Value ETF	11,940	1,094,181
Total Exchange-Traded Funds (Cost: $1,075,400)		$1,094,181

	Shares	Value

Money Market Funds 2.9%
Columbia Short-Term Cash Fund, 0.089% (b)(c)	10,102,235	$10,102,235
Total Money Market Funds (Cost: $10,102,235)		$10,102,235
Total Investments
(Cost: $311,431,029) (d)		$361,989,821(e)
Other Assets & Liabilities, Net		(9,400,057)
Net Assets		$352,589,764

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,182,116	63,489,014	(55,568,895)	10,102,235	5,214	10,102,235

(d)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $311,431,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$62,288,000
Unrealized Depreciation	(11,729,000)
Net Unrealized Appreciation	$50,559,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	41,000,579	—	—	41,000,579
Consumer Staples	11,052,121	—	—	11,052,121
Energy	26,069,966	—	—	26,069,966
Financials	119,805,962	—	—	119,805,962
Health Care	18,455,298	—	—	18,455,298
Industrials	50,072,607	567,669	—	50,640,276
Information Technology	42,245,648	—	—	42,245,648
Materials	17,499,831	—	—	17,499,831
Telecommunication Services	2,171,814	—	—	2,171,814
Utilities	21,851,910	—	—	21,851,910
Exchange-Traded Funds	1,094,181	—	—	1,094,181
Total Equity Securities	351,319,917	567,669	—	351,887,586
Mutual Funds
Money Market Funds	10,102,235	—	—	10,102,235
Total Mutual Funds	10,102,235	—	—	10,102,235
Total	361,422,152	567,669	—	361,989,821

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Small Company Growth Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

BIssuer	Shares	Value

Common Stocks 99.3%
CONSUMER DISCRETIONARY 22.4%
Automobiles 0.2%
Winnebago Industries, Inc. (a)	3,060	$79,438
Diversified Consumer Services 2.1%
LifeLock, Inc. (a)	51,792	768,075
Hotels, Restaurants & Leisure 4.8%
Diamond Resorts International, Inc. (a)	23,757	446,869
Domino’s Pizza, Inc.	9,604	652,592
Red Robin Gourmet Burgers, Inc. (a)	4,687	333,246
Six Flags Entertainment Corp.	11,250	380,137
Total		1,812,844
Internet & Catalog Retail 0.5%
Vipshop Holdings Ltd., ADR (a)	3,385	192,268
Leisure Equipment & Products 0.7%
Brunswick Corp.	6,907	275,658
Media 1.8%
IMAX Corp. (a)	10,160	307,238
Nexstar Broadcasting Group, Inc., Class A	8,538	379,984
Total		687,222
Specialty Retail 10.0%
Cabela’s, Inc. (a)	2,874	181,148
Conn’s, Inc. (a)	6,745	337,520
GameStop Corp., Class A	8,981	445,907
Lumber Liquidators Holdings, Inc. (a)	10,209	1,088,790
Monro Muffler Brake, Inc.	4,420	205,486
Select Comfort Corp. (a)	42,893	1,044,444
Tile Shop Holdings, Inc. (a)	6,588	194,280
Zale Corp. (a)	19,703	299,486
Total		3,797,061
Textiles, Apparel & Luxury Goods 2.3%
Fifth & Pacific Companies, Inc. (a)	29,238	734,751
Tumi Holdings, Inc. (a)	7,053	142,118
Total		876,869
TOTAL CONSUMER DISCRETIONARY		8,489,435
CONSUMER STAPLES 1.7%
Food & Staples Retailing 0.9%
Natural Grocers by Vitamin Cottage, Inc. (a)	4,916	195,165

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Susser Holdings Corp. (a)	2,543	$135,161
Total		330,326
Personal Products 0.8%
Elizabeth Arden, Inc. (a)	8,465	312,528
TOTAL CONSUMER STAPLES		642,854
ENERGY 3.8%
Energy Equipment & Services 0.4%
Forum Energy Technologies, Inc. (a)	5,933	160,250
Oil, Gas & Consumable Fuels 3.4%
Carrizo Oil & Gas, Inc. (a)	8,437	314,784
Oasis Petroleum, Inc. (a)	6,252	307,161
PDC Energy, Inc. (a)	3,492	207,914
Sanchez Energy Corp. (a)	5,873	155,106
Western Refining, Inc.	9,971	299,529
Total		1,284,494
TOTAL ENERGY		1,444,744
FINANCIALS 4.9%
Commercial Banks 1.2%
BankUnited, Inc.	4,980	155,326
Signature Bank (a)	3,160	289,203
Total		444,529
Consumer Finance 1.7%
Portfolio Recovery Associates, Inc. (a)	11,131	667,192
Real Estate Investment Trusts (REITs) 1.2%
DiamondRock Hospitality Co.	43,013	458,949
Real Estate Management & Development 0.8%
Altisource Portfolio Solutions SA (a)	2,095	293,321
TOTAL FINANCIALS		1,863,991
HEALTH CARE 22.7%
Biotechnology 7.5%
Alnylam Pharmaceuticals, Inc. (a)	9,409	602,270
Ariad Pharmaceuticals, Inc. (a)	17,543	322,791
Bluebird Bio, Inc. (a)	6,905	186,159
Foundation Medicine, Inc. (a)	2,291	90,815

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Infinity Pharmaceuticals, Inc. (a)	16,995	$296,563
Insmed, Inc. (a)	12,650	197,467
Keryx Biopharmaceuticals, Inc. (a)	38,404	387,881
Pharmacyclics, Inc. (a)	1,720	238,082
Prosensa Holding NV (a)	8,012	52,959
Puma Biotechnology, Inc. (a)	3,940	211,420
TESARO, Inc. (a)	6,160	238,639
Total		2,825,046
Health Care Equipment & Supplies 5.3%
Align Technology, Inc. (a)	12,897	620,603
Cerus Corp. (a)	31,825	213,546
HeartWare International, Inc. (a)	3,394	248,475
Insulet Corp. (a)	10,691	387,442
NxStage Medical, Inc. (a)	22,180	291,889
TearLab Corp. (a)	22,010	243,430
Total		2,005,385
Health Care Providers & Services 3.7%
Air Methods Corp.	8,630	367,638
Brookdale Senior Living, Inc. (a)	22,915	602,665
ExamWorks Group, Inc. (a)	7,000	181,930
IPC The Hospitalist Co., Inc. (a)	4,999	254,999
Total		1,407,232
Health Care Technology 3.1%
athenahealth, Inc. (a)	3,607	391,576
HMS Holdings Corp. (a)	24,344	523,639
Vocera Communications, Inc. (a)	14,416	268,138
Total		1,183,353
Life Sciences Tools & Services 1.3%
ICON PLC (a)	11,859	485,389
Pharmaceuticals 1.8%
Impax Laboratories, Inc. (a)	11,948	245,054
Jazz Pharmaceuticals PLC (a)	2,620	240,961
Pacira Pharmaceuticals, Inc. (a)	4,470	214,962
Total		700,977
TOTAL HEALTH CARE		8,607,382
INDUSTRIALS 13.4%
Airlines 2.9%
Alaska Air Group, Inc.	5,431	340,089
U.S. Airways Group, Inc. (a)	40,289	763,880
Total		1,103,969

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 1.8%
Acuity Brands, Inc.	7,463	$686,745
Machinery 4.1%
Chart Industries, Inc. (a)	1,560	191,942
Hyster-Yale Materials Handling, Inc.	2,546	228,300
Manitowoc Co., Inc. (The)	12,994	254,422
Middleby Corp. (The) (a)	3,083	644,070
Tennant Co.	3,578	221,836
Total		1,540,570
Professional Services 1.9%
TrueBlue, Inc. (a)	9,471	227,399
Wageworks, Inc. (a)	9,879	498,395
Total		725,794
Road & Rail 2.1%
Avis Budget Group, Inc. (a)	7,425	214,063
Landstar System, Inc.	3,396	190,108
Roadrunner Transportation Systems, Inc. (a)	5,463	154,275
Swift Transportation Co. (a)	11,710	236,425
Total		794,871
Trading Companies & Distributors 0.6%
United Rentals, Inc. (a)	3,403	198,361
TOTAL INDUSTRIALS		5,050,310
INFORMATION TECHNOLOGY 26.2%
Electronic Equipment, Instruments & Components 1.4%
Cognex Corp.	9,240	289,766
FEI Co.	2,347	206,067
InvenSense, Inc. (a)	2,065	36,385
Total		532,218
Internet Software & Services 10.0%
ChannelAdvisor Corp. (a)	2,225	81,502
Cornerstone OnDemand, Inc. (a)	6,307	324,432
CoStar Group, Inc. (a)	4,506	756,557
Gogo, Inc. (a)	2,758	49,010
OpenTable, Inc. (a)	3,921	274,392
Pandora Media, Inc. (a)	12,609	316,864
Responsys, Inc. (a)	11,835	195,277
Shutterstock, Inc. (a)	3,230	234,886
Trulia, Inc. (a)	10,809	508,347
Yelp, Inc. (a)	15,607	1,032,871
Total		3,774,138

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 2.9%
Acxiom Corp. (a)	8,628	$244,949
MAXIMUS, Inc.	12,265	552,416
WEX, Inc. (a)	3,459	303,527
Total		1,100,892
Semiconductors & Semiconductor Equipment 1.7%
EZchip Semiconductor Ltd. (a)	3,895	95,973
Formfactor, Inc. (a)	11,580	79,439
GT Advanced Technologies, Inc. (a)	14,025	119,353
Himax Technologies, Inc., ADR	27,488	274,880
Rambus, Inc. (a)	8,680	81,592
Total		651,237
Software 10.2%
Aspen Technology, Inc. (a)	7,182	248,138
CommVault Systems, Inc. (a)	4,972	436,691
Guidewire Software, Inc. (a)	5,958	280,681
Imperva, Inc. (a)	3,787	159,130
Infoblox, Inc. (a)	11,403	476,874
Proofpoint, Inc. (a)	7,690	247,003
PTC, Inc. (a)	4,745	134,900
QLIK Technologies, Inc. (a)	5,701	195,202
Splunk, Inc. (a)	3,997	239,980
TiVo, Inc. (a)	27,252	339,015
Tyler Technologies, Inc. (a)	7,309	639,318
Ultimate Software Group, Inc. (The) (a)	3,121	460,035
Total		3,856,967
TOTAL INFORMATION TECHNOLOGY		9,915,452
MATERIALS 2.3%
Chemicals 0.6%
Intrepid Potash, Inc.	13,960	218,893

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Construction Materials 1.7%
Eagle Materials, Inc.	8,957	$649,830
TOTAL MATERIALS		868,723
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.9%
Cogent Communications Group, Inc.	16,643	536,737
inContact, Inc. (a)	21,420	177,143
Total		713,880
TOTAL TELECOMMUNICATION SERVICES		713,880
Total Common Stocks (Cost: $28,932,953)		$37,596,771

Warrants —%
ENERGY –%
Oil, Gas & Consumable Fuels –%
Magnum Hunter Resources Corp. (a)	4,820	$53
TOTAL ENERGY		53
Total Warrants (Cost: $4,154)		$53

	Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.089% (b)(c)	1,188,774	$1,188,774
Total Money Market Funds (Cost: $1,188,774)		$1,188,774
Total Investments
(Cost: $30,125,881) (d)		$38,785,598(e)
Other Assets & Liabilities, Net		(910,754)
Net Assets		$37,874,844

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at September 30, 2013.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	598,391	10,662,081	(10,071,698)	1,188,774	709	1,188,774

(d)                                     At September 30, 2013, the cost of securities for federal income tax purposes was approximately $30,126,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,357,000
Unrealized Depreciation	(697,000)
Net Unrealized Appreciation	$8,660,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR        American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	8,489,435	—	—	8,489,435
Consumer Staples	642,854	—	—	642,854
Energy	1,444,744	—	—	1,444,744
Financials	1,863,991	—	—	1,863,991
Health Care	8,607,382	—	—	8,607,382
Industrials	5,050,310	—	—	5,050,310
Information Technology	9,915,452	—	—	9,915,452
Materials	868,723	—	—	868,723
Telecommunication Services	713,880	—	—	713,880
Warrants
Energy	53	—	—	53
Total Equity Securities	37,596,824	—	—	37,596,824
Mutual Funds
Money Market Funds	1,188,774	—	—	1,188,774
Total Mutual Funds	1,188,774	—	—	1,188,774
Total	38,785,598	—	—	38,785,598

See the Portfolio of Investments for all investment classifications not indicated in the table.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
154	0	0	154

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Strategic Income Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 49.4%
Aerospace & Defense 1.6%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	$2,608,000	$2,373,280
Bombardier, Inc. Senior Notes (b)
01/15/23	6.125%	1,595,000	1,598,987
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	3,374,000	3,669,225
Northrop Grumman Corp.
Senior Unsecured
03/15/21	3.500%	3,045,000	3,079,421
06/01/43	4.750%	2,900,000	2,736,214
Oshkosh Corp.
03/01/20	8.500%	2,086,000	2,299,815
TransDigm, Inc.
10/15/20	5.500%	623,000	610,540
TransDigm, Inc. (b)
07/15/21	7.500%	1,401,000	1,506,075
Total			17,873,557
Automotive 0.6%
American Axle & Manufacturing, Inc.
03/15/21	6.250%	612,000	630,360
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%	960,000	1,075,200
General Motors Financial Co., Inc. (b)
05/15/18	3.250%	185,000	179,913
05/15/23	4.250%	264,000	241,230
Jaguar Land Rover Automotive PLC (b)
02/01/23	5.625%	867,000	847,492
Schaeffler Holding Finance BV Senior Secured PIK (b)
08/15/18	6.875%	1,462,000	1,536,305
Tenneco, Inc.
08/15/18	7.750%	16,000	17,200
Titan International, Inc. Senior Secured (b)(c)
10/01/20	6.875%	611,000	615,583
Visteon Corp.
04/15/19	6.750%	2,057,000	2,185,562
Total			7,328,845
Banking 1.0%
Ally Financial, Inc.
03/15/20	8.000%	5,933,000	6,822,950
09/15/20	7.500%	791,000	888,886
BanColombia SA Senior Unsecured
06/03/21	5.950%	700,000	710,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Citigroup, Inc. Senior Unsecured
01/15/15	6.010%	$460,000	$489,344
Grupo Aval Ltd. (b)
09/26/22	4.750%	500,000	448,750
Industrial Senior Trust (b)
11/01/22	5.500%	400,000	365,000
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	1,564,000	1,767,320
Total			11,492,750
Brokerage 0.2%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	1,021,000	1,087,365
Nuveen Investments, Inc. Senior Unsecured (b)
10/15/20	9.500%	1,346,000	1,315,715
Total			2,403,080
Building Materials 0.8%
Allegion US Holding Co., Inc. (b)(c)
10/01/21	5.750%	789,000	799,848
American Builders & Contractors Supply Co., Inc. Senior Unsecured (b)
04/15/21	5.625%	809,000	788,775
Building Materials Corp. of America Senior Notes (b)
05/01/21	6.750%	1,355,000	1,456,625
Gibraltar Industries, Inc.
02/01/21	6.250%	272,000	274,720
HD Supply, Inc.
07/15/20	11.500%	500,000	596,250
HD Supply, Inc. (b)
Senior Unsecured
07/15/20	7.500%	715,000	740,919
Interface, Inc.
12/01/18	7.625%	595,000	645,575
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	1,349,000	1,396,215
Nortek, Inc.
04/15/21	8.500%	786,000	854,775
Turkiye Sise ve Cam Fabrikalari AS (b)
05/09/20	4.250%	1,600,000	1,377,031
Total			8,930,733
Chemicals 1.5%
Celanese U.S. Holdings LLC
10/15/18	6.625%	8,000	8,640

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Chemicals (continued)
06/15/21	5.875%	$354,000	$369,930
11/15/22	4.625%	1,527,000	1,462,102
Chemtura Corp.
07/15/21	5.750%	235,000	234,413
Huntsman International LLC
11/15/20	4.875%	1,415,000	1,340,712
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	1,175,000	1,339,500
LYB International Finance BV
07/15/23	4.000%	590,000	584,917
Momentive Performance Materials, Inc.
Senior Secured
10/15/20	8.875%	1,938,000	2,030,055
10/15/20	10.000%	192,000	200,400
NOVA Chemicals Corp. Senior Unsecured (b)
08/01/23	5.250%	584,000	585,460
PQ Corp. Secured (b)
05/01/18	8.750%	5,160,000	5,482,500
Polypore International, Inc.
11/15/17	7.500%	1,025,000	1,086,500
Rockwood Specialties Group, Inc.
10/15/20	4.625%	429,000	431,145
SPCM SA Senior Unsecured (b)(c)
01/15/22	6.000%	202,000	203,010
Sibur Securities Ltd. (b)
01/31/18	3.914%	750,000	717,417
U.S. Coatings Acquisition, Inc./Axalta Coating Systems Dutch Holding B BV (b)
05/01/21	7.375%	880,000	919,600
Total			16,996,301
Construction Machinery 1.0%
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	277,000	294,313
Case New Holland, Inc.
12/01/17	7.875%	4,612,000	5,361,450
Columbus McKinnon Corp.
02/01/19	7.875%	381,000	407,670
H&E Equipment Services, Inc.
09/01/22	7.000%	1,541,000	1,641,165
Neff Rental LLC/Finance Corp. Secured (b)
05/15/16	9.625%	1,534,000	1,629,875
United Rentals North America, Inc.
04/15/22	7.625%	1,445,000	1,571,437

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Construction Machinery (continued)
Secured
07/15/18	5.750%	$777,000	$815,850
Total			11,721,760
Consumer Cyclical Services 0.7%
Corrections Corp. of America
05/01/23	4.625%	1,093,000	1,017,856
Goodman Networks, Inc. (b)
Senior Secured
07/01/18	12.125%	506,000	536,360
07/01/18	13.125%	1,035,000	1,091,925
Monitronics International, Inc.
04/01/20	9.125%	535,000	561,750
Monitronics International, Inc. (b)
Senior Unsecured
04/01/20	9.125%	411,000	430,523
Vivint, Inc. (b)
12/01/20	8.750%	1,635,000	1,606,387
Senior Secured
12/01/19	6.375%	2,655,000	2,508,975
Total			7,753,776
Consumer Products 0.7%
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%	1,120,000	1,067,648
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	390,000	415,350
Revlon Consumer Products Corp. (b)
02/15/21	5.750%	896,000	862,400
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%	1,863,000	1,951,492
Spectrum Brands Escrow Corp. (b)
11/15/20	6.375%	829,000	864,232
11/15/22	6.625%	281,000	291,538
Spectrum Brands, Inc.
03/15/20	6.750%	309,000	328,313
Springs Window Fashions LLC Senior Secured (b)
06/01/21	6.250%	1,453,000	1,423,940
Tempur Sealy International, Inc.
12/15/20	6.875%	308,000	321,860
Total			7,526,773
Diversified Manufacturing 0.5%
Actuant Corp.
06/15/22	5.625%	610,000	610,000
Amsted Industries, Inc. Senior Notes (b)
03/15/18	8.125%	1,070,000	1,134,200

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Diversified Manufacturing (continued)
Apex Tool Group LLC (b)
02/01/21	7.000%	$263,000		$261,028
Gardner Denver, Inc. Senior Unsecured (b)
08/15/21	6.875%		1,273,000	1,257,087
Hamilton Sundstrand Corp. Senior Unsecured (b)
12/15/20	7.750%		857,000	880,568
Metalloinvest Finance Ltd. (b)
07/21/16	6.500%		1,000,000	1,035,926
Total				5,178,809
Electric 2.6%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%		959,000	1,054,900
Appalachian Power Co. Senior Unsecured
03/30/21	4.600%		2,460,000	2,637,430
CMS Energy Corp. Senior Unsecured
03/31/43	4.700%		715,000	662,193
Calpine Corp. Senior Secured (b)
02/15/21	7.500%		1,598,000	1,689,885
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	1,837,000	772,911
Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%		540,000	623,199
08/15/19	5.200%		1,795,000	2,034,868
03/15/21	4.450%		1,700,000	1,821,524
09/15/42	4.050%		540,000	464,759
Duke Energy Corp.
Senior Unsecured
09/15/19	5.050%		1,285,000	1,432,025
09/15/21	3.550%		175,000	175,392
GenOn Energy, Inc.
Senior Unsecured
10/15/18	9.500%		1,448,000	1,629,000
10/15/20	9.875%		315,000	347,288
Nevada Power Co.
01/15/15	5.875%		920,000	979,792
Oncor Electric Delivery Co. LLC Senior Secured
06/01/42	5.300%		1,460,000	1,544,214
PPL Capital Funding, Inc.
06/01/23	3.400%		5,940,000	5,535,367
Progress Energy, Inc.
Senior Unsecured
12/01/19	4.875%		1,430,000	1,586,575
04/01/22	3.150%		2,230,000	2,132,297

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
Southern California Edison Co. 1st Refunding Mortgage
06/01/21	3.875%	$1,330,000	$1,409,343
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	525,000	577,615
Total			29,110,577
Entertainment 0.6%
AMC Entertainment, Inc.
06/01/19	8.750%	820,000	881,500
12/01/20	9.750%	752,000	857,280
Activision Blizzard, Inc. (b)
09/15/21	5.625%	2,661,000	2,664,326
Six Flags, Inc. (b)(d)(e)(f)
06/01/14	9.625%	95,000	—
Time Warner, Inc.
03/29/41	6.250%	1,850,000	2,033,753
Total			6,436,859
Environmental 0.3%
Clean Harbors, Inc.
08/01/20	5.250%	550,000	544,500
Corp. Azucarera del Peru SA (b)
08/02/22	6.375%	500,000	475,208
Waste Management, Inc.
06/30/20	4.750%	2,325,000	2,523,188
Total			3,542,896
Food and Beverage 1.0%
ARAMARK Corp. (b)
03/15/20	5.750%	1,060,000	1,070,600
B&G Foods, Inc.
06/01/21	4.625%	1,733,000	1,655,015
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%	2,025,000	1,938,579
Constellation Brands Inc.
Senior Unsecured
05/01/21	3.750%	471,000	435,086
05/01/23	4.250%	1,072,000	983,560
Cosan Luxembourg SA (b)
03/14/23	5.000%	200,000	180,802
Cott Beverages, Inc.
09/01/18	8.125%	1,150,000	1,244,875
Heineken NV Senior Unsecured (b)
04/01/22	3.400%	1,700,000	1,663,449
MHP SA (b)
04/02/20	8.250%	2,100,000	1,660,292

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Food and Beverage (continued)
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	$1,045,000	$1,053,320
Total			11,885,578
Gaming 1.6%
Boyd Gaming Corp.
07/01/20	9.000%	188,000	204,450
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	1,159,000	1,066,280
02/15/20	9.000%	2,474,000	2,328,652
MGM Resorts International
03/01/18	11.375%	901,000	1,146,522
10/01/20	6.750%	176,000	184,800
12/15/21	6.625%	1,994,000	2,063,790
PNK Finance Corp. (b)
08/01/21	6.375%	1,632,000	1,664,640
Pinnacle Entertainment, Inc.
04/01/22	7.750%	41,000	43,153
ROC Finance LLC/Corp. Secured (b)
09/01/18	12.125%	1,705,000	1,888,287
Seminole Indian Tribe of Florida, Inc. (b) Secured
10/01/17	7.750%	1,663,000	1,764,859
Senior Secured
10/01/20	6.535%	65,000	69,550
Senior Unsecured
10/01/20	7.804%	135,000	144,288
Seneca Gaming Corp. (b)
12/01/18	8.250%	1,340,000	1,438,825
Studio City Finance Ltd. (b)
12/01/20	8.500%	1,660,000	1,817,700
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (b)
06/01/21	6.375%	1,342,000	1,281,610
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	923,000	833,008
Total			17,940,414
Gas Pipelines 3.6%
Access Midstream Partners LP/Finance Corp.
04/15/21	5.875%	787,000	808,643
05/15/23	4.875%	1,388,000	1,304,720
El Paso LLC
Senior Secured
09/15/20	6.500%	3,024,000	3,156,321
01/15/32	7.750%	3,244,000	3,316,296
Enterprise Products Operating LLC
03/15/23	3.350%	905,000	856,525
03/15/44	4.850%	690,000	643,119

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gas Pipelines (continued)
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	$2,503,000	$2,609,377
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/20	6.850%	131,000	155,129
09/15/20	5.300%	650,000	713,742
09/01/22	3.950%	3,335,000	3,278,995
02/15/23	3.450%	725,000	678,019
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	1,102,000	1,159,855
02/15/23	5.500%	1,174,000	1,176,935
07/15/23	4.500%	2,113,000	1,991,503
NiSource Finance Corp.
09/15/17	5.250%	3,675,000	4,103,963
02/15/23	3.850%	900,000	879,377
Regency Energy Partners LP/Finance Corp.
09/01/20	5.750%	1,359,000	1,365,795
07/15/21	6.500%	1,813,000	1,903,650
Regency Energy Partners LP/Finance Corp. (b)
11/01/23	4.500%	1,259,000	1,139,395
Sabine Pass Liquefaction LLC (b)
Senior Secured
02/01/21	5.625%	975,000	954,281
04/15/23	5.625%	1,652,000	1,583,855
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	4,160,000	4,729,146
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	1,785,000	1,802,850
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	1,190,000	1,061,933
Total			41,373,424
Health Care 3.1%
Amsurg Corp.
11/30/20	5.625%	419,000	419,000
Biomet, Inc.
08/01/20	6.500%	1,706,000	1,761,445
10/01/20	6.500%	655,000	664,006
CHS/Community Health Systems, Inc. Senior Secured
08/15/18	5.125%	1,291,000	1,313,592
ConvaTec Finance International SA Senior Unsecured PIK (b)
01/15/19	8.250%	1,033,000	1,033,000
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	2,150,000	2,429,500
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	1,848,000	1,827,210

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
Emdeon, Inc.
12/31/19	11.000%	$1,275,000	$1,453,500
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	386,000	402,405
01/31/22	5.875%	1,495,000	1,532,375
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	305,000	334,738
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	1,456,000	1,479,660
HCA, Inc.
02/15/22	7.500%	2,400,000	2,634,000
05/01/23	5.875%	1,340,000	1,316,550
Senior Secured
02/15/20	6.500%	1,831,000	1,984,346
05/01/23	4.750%	795,000	748,294
Healthcare Technology Intermediate, Inc. Senior Unsecured PIK (b)
09/01/18	7.375%	663,000	677,917
Hologic, Inc.
08/01/20	6.250%	208,000	216,580
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	781,000	810,287
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	586,000	598,452
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	505,000	556,763
MPH Intermediate Holding Co. 2 Senior Unsecured PIK (b)
08/01/18	8.375%	754,000	772,379
Multiplan, Inc. (b)
09/01/18	9.875%	2,093,000	2,312,765
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	951,000	1,065,120
STHI Holding Corp. Secured (b)
03/15/18	8.000%	403,000	434,233
Tenet Healthcare Corp.
Senior Secured
04/01/21	4.500%	1,919,000	1,799,062
Tenet Healthcare Corp. (b)
Senior Secured
10/01/20	6.000%	558,000	570,555
Senior Unsecured
04/01/22	8.125%	2,156,000	2,255,715
Truven Health Analytics, Inc.
06/01/20	10.625%	548,000	597,320

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
United Surgical Partners International, Inc.
04/01/20	9.000%	$680,000	$746,300
Universal Hospital Services, Inc. Secured
08/15/20	7.625%	45,000	46,463
Total			34,793,532
Home Construction 0.5%
Ashton Woods U.S.A. LLC/Finance Co. (b)
02/15/21	6.875%	112,000	108,920
Beazer Homes USA, Inc.
02/01/23	7.250%	223,000	214,080
Brookfield Residential Properties, Inc. /U.S. Corp. (b)
07/01/22	6.125%	373,000	365,540
KB Home
03/15/20	8.000%	157,000	169,560
09/15/22	7.500%	344,000	356,900
Meritage Homes Corp.
03/01/18	4.500%	575,000	564,937
04/01/22	7.000%	462,000	489,720
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	706,000	776,600
Standard Pacific Corp.
12/15/21	6.250%	649,000	649,000
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	706,000	771,305
04/15/20	7.750%	180,000	196,650
04/15/21	5.250%	375,000	349,688
Woodside Homes Co. LLC / Finance, Inc. Senior Unsecured (b)
12/15/21	6.750%	468,000	468,000
Total			5,480,900
Independent Energy 5.5%
Athlon Holdings LP/Finance Corp. (b)
04/15/21	7.375%	707,000	721,140
Aurora U.S.A. Oil & Gas, Inc. (b)
04/01/20	7.500%	1,899,000	1,889,505
Canadian Oil Sands Ltd. Senior Unsecured (b)
04/01/22	4.500%	1,475,000	1,483,565
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	1,083,000	1,180,470
Chesapeake Energy Corp.
08/15/20	6.625%	1,355,000	1,461,706
02/15/21	6.125%	2,851,000	2,957,912
03/15/23	5.750%	2,086,000	2,091,215
Comstock Resources, Inc.
06/15/20	9.500%	2,302,000	2,509,180
Concho Resources, Inc.

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
01/15/21	7.000%	$875,000		$958,125
01/15/22	6.500%		1,430,000	1,533,675
04/01/23	5.500%		1,141,000	1,126,738
Continental Resources, Inc.
04/01/21	7.125%		1,598,000	1,781,770
09/15/22	5.000%		3,282,000	3,302,512
04/15/23	4.500%		2,990,000	2,933,937
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%		172,000	186,620
Senior Secured
05/01/19	6.875%		1,175,000	1,254,313
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%		931,000	1,045,048
Halcon Resources Corp.
05/15/21	8.875%		590,000	604,750
Kodiak Oil & Gas Corp.
12/01/19	8.125%		1,539,000	1,681,357
Kodiak Oil & Gas Corp. (b)
01/15/21	5.500%		2,222,000	2,183,115
02/01/22	5.500%		2,283,000	2,225,925
Laredo Petroleum, Inc.
02/15/19	9.500%		2,975,000	3,302,250
05/01/22	7.375%		856,000	907,360
MEG Energy Corp. (b)
03/15/21	6.500%		479,000	482,593
01/30/23	6.375%		674,000	660,520
MEG Energy Corp. (b)(c)
03/31/24	7.000%		905,000	910,656
Novatek Finance Ltd. (b)
Senior Unsecured
02/21/17	7.750%	RUB	47,000,000	1,443,123
02/03/21	6.604%		2,000,000	2,160,714
Oasis Petroleum, Inc.
02/01/19	7.250%		1,990,000	2,109,400
11/01/21	6.500%		1,254,000	1,322,970
01/15/23	6.875%		443,000	469,580
Oasis Petroleum, Inc. (b)
03/15/22	6.875%		991,000	1,045,505
Plains Exploration & Production Co.
11/15/20	6.500%		2,329,000	2,498,838
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%		1,145,000	1,216,563
10/01/22	5.375%		1,697,000	1,624,878
05/01/23	5.250%		2,391,000	2,229,607
SM Energy Co.
Senior Unsecured
11/15/21	6.500%		621,000	645,840
01/01/23	6.500%		405,000	413,100
SM Energy Co. (b)
Senior Unsecured
01/15/24	5.000%		806,000	741,520
Whiting Petroleum Corp.
10/01/18	6.500%		74,000	77,885
Whiting Petroleum Corp. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
03/15/21	5.750%	$1,204,000	$1,231,090
Zhaikmunai LLP
11/13/19	7.125%	1,361,000	1,425,648
Total			62,032,218
Integrated Energy 0.1%
Lukoil International Finance BV (b)
11/09/20	6.125%	1,200,000	1,280,647
Lodging 0.2%
Choice Hotels International, Inc.
07/01/22	5.750%	431,000	446,085
Hilton Worldwide Finance/Corp. (b)(c)
10/15/21	5.625%	1,169,000	1,174,845
Playa Resorts Holding BV Senior Unsecured (b)
08/15/20	8.000%	1,107,000	1,174,467
Total			2,795,397
Media Cable 1.4%
CCO Holdings LLC/Capital Corp.
04/30/20	8.125%	1,422,000	1,546,425
09/30/22	5.250%	577,000	533,725
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	2,753,000	2,945,710
Cablevision Systems Corp.
Senior Unsecured
04/15/20	8.000%	535,000	596,525
09/15/22	5.875%	1,219,000	1,194,620
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%	849,000	865,980
Cogeco Cable, Inc. (b)
05/01/20	4.875%	257,000	245,435
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/42	5.150%	975,000	829,517
DISH DBS Corp.
09/01/19	7.875%	2,212,000	2,521,680
06/01/21	6.750%	1,089,000	1,144,811
07/15/22	5.875%	1,475,000	1,452,875
03/15/23	5.000%	575,000	533,313
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	1,035,000	975,488
Time Warner Cable, Inc.
09/15/42	4.500%	15,000	10,967
Videotron Ltd.
07/15/22	5.000%	7,000	6,650

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Cable (continued)
Virgin Media Secured Finance PLC Senior Secured (b)
04/15/21	5.375%	$720,000	$702,000
WaveDivision Escrow LLC/Corp. Senior Unsecured (b)
09/01/20	8.125%	27,000	28,215
WideOpenWest Finance LLC/Capital Corp.
07/15/19	10.250%	300,000	324,000
Total			16,457,936
Media Non-Cable 4.1%
AMC Networks, Inc.
07/15/21	7.750%	2,826,000	3,136,860
12/15/22	4.750%	1,333,000	1,246,355
British Sky Broadcasting Group PLC (b)
11/26/22	3.125%	2,735,000	2,525,849
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	1,755,000	1,697,962
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	2,299,000	2,373,717
11/15/22	6.500%	709,000	719,635
11/15/22	6.500%	3,167,000	3,230,340
DigitalGlobe, Inc. (b)
02/01/21	5.250%	420,000	401,100
Gannett Co., Inc. (b)(c)
10/15/19	5.125%	730,000	722,700
Hughes Satellite Systems Corp.
06/15/21	7.625%	605,000	651,888
Senior Secured
06/15/19	6.500%	2,203,000	2,329,672
Intelsat Jackson Holdings SA
Senior Unsecured
04/01/21	7.500%	680,000	734,400
Intelsat Jackson Holdings SA (b)
08/01/23	5.500%	1,110,000	1,037,850
Intelsat Luxembourg SA (b)
06/01/21	7.750%	437,000	452,295
06/01/23	8.125%	1,235,000	1,299,838
Lamar Media Corp.
05/01/23	5.000%	1,420,000	1,317,050
MDC Partners, Inc. (b)
04/01/20	6.750%	1,077,000	1,090,463
NBCUniversal Media LLC
04/01/21	4.375%	1,195,000	1,286,483
01/15/43	4.450%	1,250,000	1,155,280
News America, Inc.
09/15/22	3.000%	5,490,000	5,144,525
12/15/35	6.400%	55,000	60,680
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	1,175,000	1,177,938

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media Non-Cable (continued)
Nielsen Finance LLC/Co.
10/01/20	4.500%	$2,207,000	$2,124,237
Reed Elsevier Capital, Inc.
10/15/22	3.125%	980,000	907,253
Sinclair Television Group, Inc. (b)(c)
11/01/21	6.375%	379,000	378,053
Sirius XM Radio, Inc. (b)
Senior Unsecured
10/01/20	5.875%	574,000	578,305
05/15/23	4.625%	647,000	590,388
Starz LLC/Finance Corp.
09/15/19	5.000%	237,000	234,630
TCM Sub LLC (b)
01/15/15	3.550%	2,650,000	2,735,317
Univision Communications, Inc. (b)
05/15/21	8.500%	825,000	899,250
Senior Secured
11/01/20	7.875%	1,930,000	2,108,525
09/15/22	6.750%	228,000	240,540
05/15/23	5.125%	2,557,000	2,448,327
Total			47,037,705
Metals 1.2%
Alpha Natural Resources, Inc.
04/15/18	9.750%	567,000	575,505
ArcelorMittal Senior Unsecured
02/25/22	6.750%	2,536,000	2,679,092
Arch Coal, Inc.
06/15/21	7.250%	69,000	52,095
Arch Coal, Inc. (b)
06/15/19	9.875%	1,145,000	1,019,050
CONSOL Energy, Inc.
03/01/21	6.375%	62,000	63,550
Calcipar SA Senior Secured (b)
05/01/18	6.875%	1,709,000	1,781,633
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/19	8.250%	2,200,000	2,381,500
FQM Akubra, Inc. (b)
06/01/20	8.750%	2,245,000	2,402,150
06/01/21	7.500%	546,000	559,650
JMC Steel Group, Inc. Senior Notes (b)
03/15/18	8.250%	824,000	805,460
Peabody Energy Corp.
11/15/18	6.000%	438,000	436,905
Vale Overseas Ltd.
01/11/22	4.375%	1,300,000	1,252,477
Total			14,009,067

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Non-Captive Consumer 0.3%
Provident Funding Associates LP/PFG Finance Corp. (b)
06/15/21	6.750%	$1,296,000	$1,302,480
Springleaf Finance Corp.
Senior Unsecured
12/15/17	6.900%	948,000	993,030
Springleaf Finance Corp. (b)
Senior Unsecured
10/01/21	7.750%	498,000	518,543
10/01/23	8.250%	498,000	521,032
Total			3,335,085
Non-Captive Diversified 1.7%
Air Lease Corp.
03/01/20	4.750%	1,678,000	1,648,635
CIT Group, Inc.
Senior Unsecured
05/15/20	5.375%	900,000	931,500
08/15/22	5.000%	950,000	928,625
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	1,415,000	1,563,575
Senior Unsecured
02/15/19	5.500%	3,246,000	3,416,415
General Electric Capital Corp. Senior Unsecured
01/09/23	3.100%	5,780,000	5,407,080
International Lease Finance Corp.
Senior Unsecured
04/15/18	3.875%	377,000	364,276
04/01/19	5.875%	359,000	373,761
05/15/19	6.250%	533,000	559,650
12/15/20	8.250%	2,026,000	2,309,640
04/15/21	4.625%	945,000	874,858
01/15/22	8.625%	1,094,000	1,260,835
Total			19,638,850
Oil Field Services 0.9%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	3,286,000	3,442,085
Green Field Energy Services, Inc. (b)(g)
Secured
11/15/16	13.000%	44,000	39,600
11/15/16	13.000%	1,854,000	1,668,600
Oil States International, Inc.
06/01/19	6.500%	1,286,000	1,363,160
Oil States International, Inc. (b)
01/15/23	5.125%	709,000	776,355
Pacific Drilling SA Senior Secured (b)
06/01/20	5.375%	2,053,000	2,001,675
Weatherford International Ltd.
04/15/42	5.950%	885,000	847,349
Total			10,138,824

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Other Financial Institutions 0.1%
FTI Consulting, Inc.
11/15/22	6.000%	$328,000	$325,540
Patriot Merger Corp. Senior Unsecured (b)
07/15/21	9.000%	409,000	422,293
Total			747,833
Other Industry 0.2%
Interline Brands, Inc.
11/15/18	7.500%	1,397,000	1,479,074
Unifrax I LLC/Holding Co. (b)
02/15/19	7.500%	560,000	560,000
Total			2,039,074
Packaging 0.6%
BOE Intermediate Holding Corp. Senior Unsecured PIK (b)
11/01/17	9.000%	260,000	271,700
Berry Plastics Corp. Secured
01/15/21	9.750%	810,000	935,550
Plastipak Holdings, Inc. Senior Unsecured (b)(c)
10/01/21	6.500%	1,515,000	1,530,150
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	155,000	155,581
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	2,358,000	2,558,430
Senior Secured
08/15/19	7.875%	836,000	919,600
Sealed Air Corp. (b)
09/15/21	8.375%	384,000	434,880
Total			6,805,891
Paper 0.2%
Graphic Packaging International, Inc.
04/15/21	4.750%	1,934,000	1,880,815

Pharmaceuticals 0.5%
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	435,000	488,831
Valeant Pharmaceuticals International (b)
10/15/20	6.375%	1,657,000	1,714,995
Senior Unsecured
08/15/18	6.750%	786,000	841,020
07/15/21	7.500%	2,472,000	2,663,580
Total			5,708,426

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Property & Casualty 0.7%
HUB International Ltd. Senior Unsecured (b)(c)
10/01/21	7.875%	$2,095,000	$2,097,619
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	3,310,000	3,422,716
06/15/23	4.250%	1,240,000	1,209,383
Loews Corp. Senior Unsecured
05/15/23	2.625%	1,555,000	1,422,243
Total			8,151,961
Railroads 0.3%
Burlington Northern Santa Fe LLC
Senior Unsecured
03/15/43	4.450%	1,350,000	1,228,048
09/01/43	5.150%	465,000	467,645
CSX Corp.
Senior Unsecured
04/15/41	5.500%	1,195,000	1,266,757
03/15/44	4.100%	440,000	372,816
Total			3,335,266
REITs 0.1%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	824,000	817,820
Restaurants 0.1%
Yum! Brands, Inc.
Senior Unsecured
11/01/20	3.875%	575,000	584,889
11/01/21	3.750%	970,000	962,152
Total			1,547,041
Retailers 0.9%
AutoNation, Inc.
02/01/20	5.500%	88,000	91,630
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	1,005,000	1,118,063
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (b)
02/15/18	9.000%	1,075,000	1,104,563
Claire’s Stores, Inc. Senior Secured (b)
03/15/20	6.125%	641,000	634,590
Jo-Ann Stores, Inc. Senior Unsecured (b)
03/15/19	8.125%	732,000	746,640
L Brands, Inc.
02/15/22	5.625%	2,686,000	2,753,150
Michaels FinCo Holdings LLC/Inc. Senior Unsecured PIK (b)
08/01/18	7.500%	1,288,000	1,300,880

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Retailers (continued)
Rite Aid Corp.
Senior Unsecured
02/15/27	7.700%	$359,000		$367,975
Rite Aid Corp. (b)
06/15/21	6.750%		2,270,000	2,357,962
Total				10,475,453
Supranational 0.1%
Asian Development Bank Senior Unsecured
06/21/27	2.350%	JPY	90,000,000	1,078,140
Technology 2.5%
Alliance Data Systems Corp. (b)
12/01/17	5.250%		828,000	848,700
04/01/20	6.375%		557,000	580,673
Amkor Technology, Inc. Senior Unsecured
06/01/21	6.625%		612,000	595,170
Ancestry.com, Inc. Senior Unsecured PIK (b)
10/15/18	9.625%		702,000	703,755
Anixter, Inc.
05/01/19	5.625%		302,000	310,305
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%		864,000	933,120
CDW LLC/Finance Corp.
04/01/19	8.500%		1,217,000	1,344,785
Cardtronics, Inc.
09/01/18	8.250%		1,143,000	1,231,583
CommScope Holdings Co., Inc. Senior Unsecured PIK (b)
06/01/20	6.625%		572,000	569,140
DuPont Fabros Technology LP Senior Unsecured (b)
09/15/21	5.875%		480,000	480,000
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%		398,000	386,060
07/15/21	7.000%		510,000	544,425
04/01/23	5.375%		1,870,000	1,767,150
First Data Corp.
01/15/21	12.625%		2,147,000	2,361,700
First Data Corp. (b)
01/15/21	11.250%		613,000	640,585
08/15/21	11.750%		390,000	376,350
Secured
01/15/21	8.250%		2,150,000	2,219,875
Senior Secured
06/15/19	7.375%		1,433,000	1,501,067
08/15/20	8.875%		2,055,000	2,265,637

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
Freescale Semiconductor, Inc. Senior Secured (b)
04/15/18	9.250%	$766,000	$829,195
Interactive Data Corp.
08/01/18	10.250%	1,525,000	1,688,937
Iron Mountain, Inc.
08/15/23	6.000%	1,213,000	1,203,903
NCR Corp.
07/15/22	5.000%	1,130,000	1,050,900
NXP BV/Funding LLC (b)
06/01/18	3.750%	1,156,000	1,127,100
Nuance Communications, Inc. (b)
08/15/20	5.375%	1,778,000	1,684,655
VeriSign, Inc. (b)
05/01/23	4.625%	676,000	635,440
Total			27,880,210
Textile –%
Quiksilver Inc./QS Wholesale Inc. (b)
08/01/20	10.000%	215,000	226,825
Senior Secured
08/01/18	7.875%	154,000	160,545
Total			387,370
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	471,000	511,035
03/15/20	9.750%	695,000	800,988
ERAC U.S.A. Finance LLC (b)
10/01/20	5.250%	305,000	336,126
Hertz Corp. (The)
04/15/19	6.750%	800,000	846,000
10/15/20	5.875%	365,000	375,950
01/15/21	7.375%	872,000	937,400
LBC Tank Terminals Holding Netherlands BV (b)
05/15/23	6.875%	1,177,000	1,182,885
Total			4,990,384
Wireless 2.6%
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	1,710,000	1,573,200
MetroPCS Wireless, Inc. (b)
04/01/23	6.625%	681,000	681,000
NII Capital Corp.
04/01/21	7.625%	810,000	575,100
NII International Telecom SCA (b)
08/15/19	7.875%	397,000	360,278
08/15/19	11.375%	4,729,000	4,894,515
SBA Telecommunications, Inc.
07/15/20	5.750%	1,828,000	1,814,290

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless (continued)
Softbank Corp. (b)
04/15/20	4.500%	$1,370,000		$1,316,570
Sprint Communications, Inc. (b)
11/15/18	9.000%		3,677,000	4,311,282
03/01/20	7.000%		2,730,000	2,934,750
Sprint Corp. (b)
09/15/21	7.250%		2,125,000	2,146,250
09/15/23	7.875%		2,125,000	2,167,500
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%		780,000	757,091
VimpelCom Holdings BV (b)
02/13/18	9.000%	RUB	35,700,000	1,105,012
03/01/22	7.504%		1,500,000	1,580,625
Wind Acquisition Finance SA Senior Secured (b)
04/30/20	6.500%		3,436,000	3,521,900
Total				29,739,363
Wirelines 2.8%
AT&T, Inc. Senior Unsecured
06/15/45	4.350%		3,485,000	2,876,683
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%		2,705,000	2,691,475
EarthLink, Inc. Senior Secured (b)
06/01/20	7.375%		439,000	428,025
Frontier Communications Corp.
Senior Unsecured
10/01/18	8.125%		795,000	882,450
04/15/20	8.500%		769,000	849,745
07/01/21	9.250%		564,000	645,780
04/15/22	8.750%		449,000	490,533
04/15/24	7.625%		1,891,000	1,891,000
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%		1,341,000	1,542,150
06/01/19	8.875%		269,000	287,830
Level 3 Financing, Inc.
02/01/18	10.000%		986,000	1,056,252
04/01/19	9.375%		623,000	686,857
07/01/19	8.125%		1,008,000	1,078,560
06/01/20	7.000%		326,000	329,260
07/15/20	8.625%		545,000	595,413
PAETEC Holding Corp.
12/01/18	9.875%		1,845,000	2,052,562
Qtel International Finance Ltd. (b)
10/19/25	5.000%		800,000	805,945
Verizon Communications, Inc.
Senior Unsecured
09/15/23	5.150%		595,000	637,713
11/01/42	3.850%		3,290,000	2,593,445

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
09/15/43	6.550%	$5,950,000	$6,717,175
Windstream Corp.
09/01/18	8.125%	50,000	53,750
08/01/23	6.375%	1,417,000	1,296,555
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	788,000	904,230
Total			31,393,388
Total Corporate Bonds & Notes (Cost: $554,095,349)			$561,474,728

Residential Mortgage-Backed Securities - Agency 7.6%
Federal Home Loan Mortgage Corp. (g)(h)(i)
CMO IO STRIPS Series 277 Class S6
09/15/42	5.868%	4,735,804	1,013,409
CMO IO STRIPS Series 281 Class S1
10/15/42	5.818%	6,659,412	1,492,873
CMO IO Series 2957 Class SW
04/15/35	5.818%	3,592,919	636,504
CMO IO Series 3122 Class IS
03/15/36	6.518%	3,296,998	466,928
CMO IO Series 3550 Class EI
07/15/39	6.218%	4,567,079	752,921
CMO IO Series 3761 Class KS
06/15/40	5.818%	4,655,744	588,457
CMO IO Series 4091 Class SH
08/15/42	6.368%	5,511,582	1,395,789
CMO IO Series 4093 Class SD
01/15/38	6.518%	3,704,449	838,653
Federal Home Loan Mortgage Corp. (h)
10/01/26	8.000%	46,278	50,364
Federal Home Loan Mortgage Corp. (h)(i)
CMO IO Series 304 Class C69
12/15/42	4.000%	7,792,605	1,834,401
CMO IO Series 4120 Class AI
11/15/39	3.500%	6,631,064	1,136,683
CMO IO Series 4121 Class IA
01/15/41	3.500%	5,733,690	1,258,982
Federal National Mortgage Association (c)(h)
10/01/28- 10/01/43	3.000%	19,000,000	19,437,188
10/01/43	3.500%	5,500,000	5,598,828
Federal National Mortgage Association (g)(h)(i)
CMO IO Series 2006-5 Class N1
08/25/34	2.118%	10,270,103	583,061
CMO IO Series 2006-5 Class N2
02/25/35	2.166%	15,010,507	1,055,525
CMO IO Series 2010-135 Class MS
12/25/40	5.771%	3,522,205	701,655
CMO IO Series 2012-80 Class AS
02/25/39	5.871%	6,437,785	1,201,752
CMO IO Series 2012-87 Class SQ
08/25/42	6.121%	4,368,911	998,248
Federal National Mortgage Association (h)
12/01/42	3.500%	11,374,356	11,612,011

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
05/01/41- 06/01/42	4.000%	$6,159,355	$6,462,024
06/01/34- 05/01/40	5.000%	1,978,347	2,150,807
02/01/37- 08/01/38	6.000%	216,237	236,227
11/01/36	6.500%	288,332	321,655
Federal National Mortgage Association (h)(i)
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	10,227,931	1,778,320
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	3,818,855	691,772
CMO IO Series 2012-139 Class IL
04/25/40	3.500%	5,717,782	1,124,109
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	8,642,282	1,620,312
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	3,417,852	812,744
Federal National Mortgage Association (h)(j)
06/01/27	3.000%	10,076,750	10,447,936
Government National Mortgage Association (c)(h)
10/01/43	3.000%	4,000,000	3,943,125
Government National Mortgage Association (g)(h)(i)
CMO IO Series 2012-41 Class SA
03/20/42	6.420%	9,378,988	2,321,423
CMO IO Series 2012-48 Class SA
04/16/42	6.468%	1,874,777	418,928
Government National Mortgage Association (h)(i)
CMO IO Series 2012-94 Class BI
05/20/37	4.000%	10,619,054	1,910,967
Total Residential Mortgage-Backed Securities - Agency (Cost: $86,846,429)			$86,894,581

Residential Mortgage-Backed Securities - Non-Agency 5.8%
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (b)(h)
05/25/47	4.000%	2,941,284	2,967,938
BCAP LLC Trust (b)(g)(h)
CMO Series 2010-RR7 C lass 17A7
03/26/36	5.004%	780,000	675,387
CMO Series 2010-RR7 Class 8A6
05/26/35	5.500%	1,145,000	1,131,269
CMO Series 2012-RR11 Class 9A2
07/26/37	4.000%	4,567,411	4,531,575
CMO Series 2013-RR3 Class 6A5
03/26/36	2.752%	2,822,774	2,772,633
CMO Series 2013-RR5 Class 4A1
09/26/36	3.000%	2,539,193	2,529,918
Series 2013-RR1 Class 10A1
10/26/36	3.000%	1,580,206	1,551,370
Banc of America Funding Corp. CMO Series 2012-R5 Class A (b)(g)(h)
10/03/39	0.442%	2,469,146	2,415,045
Bayview Opportunity Master Fund Trust IIB LP (b)(g)(h)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2012-6NPL Class A
01/28/33	2.981%	$2,189,002	$2,178,057
Series 2012-4NPL Class A
07/28/32	3.475%	1,446,603	1,448,051
Series 2012-5NPL Class A
10/28/32	2.981%	2,941,809	2,940,300
Castle Peak Loan Trust CMO Series 2012-1A Class A1 (b)(h)
05/25/52	5.000%	1,995,385	1,995,385
Citigroup Mortgage Loan Trust, Inc. (b)(g)(h)
CMO Series 2009-3 Class 4A3
10/25/33	2.501%	2,635,000	2,380,730
CMO Series 2009-4 Class 9A2
03/25/36	2.628%	1,365,000	1,136,649
CMO Series 2010-6 Class 2A2
09/25/35	2.681%	515,000	471,128
CMO Series 2010-6 Class 3A2
07/25/36	2.612%	2,215,000	2,095,125
CMO Series 2013-2 Class 1A1
11/25/37	5.942%	2,326,688	2,419,806
Citigroup Mortgage Loan Trust, Inc. (b)(h)
CMO Series 2012-A Class A
06/25/51	2.500%	2,380,692	2,321,174
Credit Suisse Mortgage Capital Certificates (b)(g)(h)
CMO Series 2011-4R Class 4A7
08/27/37	4.000%	3,880,000	3,847,740
CMO Series 2011-7R Class A1
08/28/47	1.434%	881,370	878,548
CMO Series 2013-8R Class 3A1
03/27/36	0.334%	3,765,874	3,530,745
Series 2012-11 Class 3A2
06/29/47	1.183%	3,058,112	2,770,460
Credit Suisse Mortgage Capital Certificates (b)(h)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	4,000,000	3,921,684
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	3,000,000	2,977,914
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7 (h)
04/25/33	5.500%	797,635	808,136
GCAT Series 2013-RP1 Class A1 (b)(h)
06/25/18	3.500%	4,880,280	4,780,370
JPMorgan Resecuritization Trust CMO Series 2010-5 Class 1A6 (b)(g)(h)
04/26/37	4.500%	615,000	620,763
PennyMac Loan Trust Series 2012-NPL1 Class A (b)(g)(h)
05/28/52	3.422%	1,851,864	1,834,864
RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4 (b)(g)(h)
06/27/32	4.000%	215,957	216,303
Residential Mortgage Asset Trust Series 2012-1A Class A1 (b)(g)(h)
08/26/52	2.734%	2,123,439	2,138,551

Issuer	Coupon Rate		Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-18 Class 2A6 (h)
01/25/36	5.500%	$106,023		$105,407
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $65,888,839)				$66,393,025

Commercial Mortgage-Backed Securities - Non-Agency 1.2%
Morgan Stanley Capital I, Inc. Series 2005-IQ10 Class A4A (g)(h)
09/15/42	5.230%		470,313	497,872
ORES NPL LLC Series 2013-LV2 Class A (b)(h)
09/25/25	3.081%		5,586,807	5,587,321
Rialto Real Estate Fund Series 2013-LT2 Class A (b)(h)
05/22/28	2.833%		2,276,020	2,274,399
S2 Hospitality LLC Series 2012-LV1 Class A (b)(h)
04/15/25	4.500%		135,701	135,701
VFC LLC Series 2013-1 Class A (b)(h)
03/20/26	3.130%		5,000,000	5,000,420
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $13,487,086)				$13,495,713

Asset-Backed Securities - Non-Agency 0.1%
American Credit Acceptance Receivables Trust Series 2012-3 Class A (b)
11/15/16	1.640%		998,436	998,242
GMAC Mortgage Corp Loan Trust Series 2004-HE5 Class A5 (FGIC) (g)
09/25/34	5.865%		209,409	210,280
Total Asset-Backed Securities - Non-Agency (Cost: $1,207,809)				$1,208,522

Inflation-Indexed Bonds(a) 1.5%
UNITED STATES 0.9%
U.S. Treasury Inflation-Indexed Bond
01/15/23	0.125%		8,197,362	7,974,492
02/15/43	0.625%		3,232,601	2,650,229
Total				10,624,721
URUGUAY 0.6%
Uruguay Government International Bond
04/05/27	4.250%	UYU	61,809,386	2,968,435

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds (a) (continued)
URUGUAY (CONTINUED)
Senior Unsecured
12/15/28	4.375%	UYU $	80,268,795	$3,912,863
Total				6,881,298
Total Inflation-Indexed Bonds (Cost: $18,658,158)				$17,506,019

U.S. Treasury Obligations 2.8%
U.S. Treasury
02/28/15	0.250%	25,870,000		25,887,178
05/31/17	0.625%	800,000		791,000
05/15/23	1.750%	485,000		449,421
02/15/43	3.125%	1,475,000		1,321,508
05/15/43	2.875%	3,370,000		2,859,761
Total U.S. Treasury Obligations (Cost: $31,277,013)				$31,308,868

Foreign Government Obligations(a) 21.4%
ARGENTINA 0.4%
Argentina Boden Bonds
10/03/15	7.000%	2,595,000		2,387,400
Argentina Bonar Bonds
04/17/17	7.000%	836,000		711,436
Provincia de Buenos Aires Senior Unsecured (b)
01/26/21	10.875%	1,110,000		899,100
Provincia de Cordoba Senior Unsecured (b)
08/17/17	12.375%	880,000		765,600
Total				4,763,536
AUSTRALIA 0.8%
Treasury Corp. of Victoria
Local Government Guaranteed
11/15/16	5.750%	AUD	6,950,000	6,979,352
06/15/20	6.000%	AUD	2,400,000	2,497,106
Total				9,476,458
BOLIVIA –%
Bolivian Government International Bond Senior Unsecured (b)
08/22/23	5.950%	417,000		398,150
BRAZIL 1.1%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured (b)
09/26/23	5.750%	1,200,000		1,201,513

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
BRAZIL (CONTINUED)
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL $	200,000	$894,454
Brazilian Government International Bond
Senior Unsecured
01/05/24	8.500%	BRL	3,250,000	1,324,900
01/20/34	8.250%	2,285,000		2,976,212
Morgan Stanley
Senior Unsecured
10/22/20	11.500%	BRL	3,415,000	1,500,684
Morgan Stanley (b)
Senior Unsecured
05/03/17	10.090%	BRL	545,000	236,684
Petrobras Global Finance BV
05/20/23	4.375%	500,000		457,393
Petrobras International Finance Co.
03/15/19	7.875%	1,535,000		1,766,908
01/27/21	5.375%	2,600,000		2,607,809
Total				12,966,557
COLOMBIA 1.0%
Colombia Government International Bond
Senior Unsecured
05/21/24	8.125%	285,000		368,006
01/18/41	6.125%	2,070,000		2,254,917
Ecopetrol SA Senior Unsecured
07/23/19	7.625%	1,200,000		1,419,000
Empresa de Energia de Bogota SA Senior Unsecured (b)
11/10/21	6.125%	1,717,000		1,757,260
Empresas Publicas de Medellin ESP Senior Unsecured (b)
02/01/21	8.375%	COP	5,604,000,000	3,062,035
Transportadora de Gas Internacional SA ESP Senior Unsecured (b)
03/20/22	5.700%	2,003,000		2,021,180
Total				10,882,398
DOMINICAN REPUBLIC 0.6%
Banco de Reservas de La Republica Dominicana Subordinated Notes (b)
02/01/23	7.000%	1,250,000		1,187,500
Dominican Republic International Bond (b)
Senior Unsecured
05/06/21	7.500%	1,675,000		1,787,267
04/18/24	5.875%	700,000		646,465
04/20/27	8.625%	2,850,000		3,099,375
Total				6,720,607

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
EL SALVADOR 0.1%
El Salvador Government International Bond Senior Unsecured (b)
02/01/41	7.625%		$600,000	$600,600
FINLAND 0.1%
Finland Government Bond Senior Unsecured
07/04/15	4.250%	EUR	850,000	1,231,540
FRANCE 0.7%
France Government Bond OAT
04/25/17	3.750%	EUR	1,230,000	1,838,560
10/25/18	4.250%	EUR	730,000	1,137,707
04/25/19	4.250%	EUR	2,250,000	3,525,266
04/25/29	5.500%	EUR	850,000	1,506,588
Total				8,008,121
GEORGIA 0.2%
Georgian Railway JSC Senior Unsecured (b)
07/11/22	7.750%	1,842,000		1,991,632
GERMANY 0.4%
Bundesrepublik Deutschland
01/04/19	3.750%	EUR	2,930,000	4,570,519
GUATEMALA 0.4%
Guatemala Government Bond (b)
Senior Unsecured
06/06/22	5.750%	3,300,000		3,394,875
02/13/28	4.875%	1,900,000		1,733,750
Total				5,128,625
HUNGARY 0.3%
Hungary Government International Bond
Senior Unsecured
02/03/15	4.750%	80,000		82,000
02/19/18	4.125%	1,000,000		989,531
Magyar Export-Import Bank Zrt (b)
02/12/18	5.500%	2,000,000		2,012,840
Total				3,084,371
INDONESIA 1.8%
Indonesia Government International Bond (b)
Senior Unsecured
04/20/15	7.250%	1,655,000		1,777,056
03/13/20	5.875%	5,630,000		5,939,650
05/05/21	4.875%	1,000,000		993,800
Indonesia Treasury Bond
Senior Unsecured
06/15/15	9.500%	IDR	6,476,000,000	578,670
07/15/17	10.000%	IDR	4,979,000,000	460,869

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
INDONESIA (CONTINUED)
09/15/19	11.500%	IDR $	16,600,000,000	$1,648,781
07/15/22	10.250%	IDR	10,680,000,000	1,010,759
09/15/24	10.000%	IDR	4,500,000,000	421,261
05/15/27	7.000%	IDR	4,480,000,000	330,687
Majapahit Holding BV (b)
08/07/19	8.000%	1,000,000		1,110,000
06/29/37	7.875%	540,000		561,600
PT Pertamina Persero (b)
Senior Unsecured
05/03/22	4.875%	1,400,000		1,267,000
05/20/23	4.300%	2,212,000		1,891,260
PT Perusahaan Listrik Negara Senior Unsecured (b)
11/22/21	5.500%	2,377,000		2,284,239
Total				20,275,632
JAPAN 0.2%
Japan Government 20-Year Bond Senior Unsecured
09/20/26	2.200%	JPY	198,000,000	2,326,193
Japan Government 30-Year Bond Senior Unsecured
03/20/33	1.100%	JPY	58,000,000	544,804
Total				2,870,997
KAZAKHSTAN 0.5%
KazMunayGas National Co. JSC (b)
07/02/18	9.125%	1,875,000		2,285,156
Senior Unsecured
04/09/21	6.375%	600,000		655,500
04/30/23	4.400%	1,750,000		1,633,386
04/30/43	5.750%	1,000,000		877,983
Total				5,452,025
LATVIA 0.1%
Republic of Latvia Senior Unsecured (b)
06/16/21	5.250%	650,000		704,973
LITHUANIA 0.2%
Lithuania Government International Bond (b)
Senior Unsecured
03/09/21	6.125%	600,000		685,913
02/01/22	6.625%	1,250,000		1,473,130
Total				2,159,043
MALAYSIA —%
Petronas Capital Ltd.
08/12/19	5.250%	75,000		83,068

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
MEXICO 2.0%
Comision Federal de Electricidad Senior Unsecured (b)
02/14/42	5.750%		$300,000	$277,500
Mexican Bonos
06/16/16	6.250%	MXN	14,640,000	1,177,430
12/15/16	7.250%	MXN	5,000,000	414,658
12/13/18	8.500%	MXN	44,135,000	3,906,585
06/11/20	8.000%	MXN	28,940,000	2,516,313
06/10/21	6.500%	MXN	15,250,000	1,218,575
06/09/22	6.500%	MXN	65,500,000	5,200,519
06/03/27	7.500%	MXN	14,720,000	1,230,578
Mexico Government International Bond Senior Unsecured
01/11/40	6.050%	1,430,000		1,563,705
Pemex Finance Ltd.
Senior Unsecured
11/15/18	9.150%	310,000		375,303
Senior Unsecured (NPFGC)
08/15/17	10.610%	215,000		246,992
Pemex Project Funding Master Trust
03/01/18	5.750%	2,420,000		2,680,150
01/21/21	5.500%	1,000,000		1,070,000
Petroleos Mexicanos
06/02/41	6.500%	1,000,000		1,036,378
Total				22,914,686
MOROCCO 0.1%
Morocco Government International Bond Senior Unsecured (b)
12/11/22	4.250%	1,288,000		1,173,415
NETHERLANDS 0.2%
Netherlands Government Bond (b)
07/15/16	4.000%	EUR	1,875,000	2,783,486
NEW ZEALAND 0.4%
New Zealand Government Bond
Senior Unsecured
03/15/19	5.000%	NZD	2,000,000	1,728,574
05/15/21	6.000%	NZD	2,655,000	2,428,423
Total				4,156,997
NORWAY 0.5%
Norway Government Bond
05/24/23	2.000%	NOK	37,800,000	5,853,042
PANAMA 0.1%
Ena Norte Trust Pass-Through Certificates (b)
04/25/23	4.950%	964,009		964,510

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
PERU 0.5%
Corporacion Financiera de Desarrollo SA Senior Unsecured (b)
02/08/22	4.750%		$2,300,000	$2,227,646
Peruvian Government International Bond
Senior Unsecured
05/03/16	8.375%	510,000		589,050
07/21/25	7.350%	1,210,000		1,545,775
11/21/33	8.750%	205,000		295,200
11/18/50	5.625%	700,000		722,750
Peruvian Government International Bond (b)
Senior Unsecured
08/12/20	7.840%	PEN	1,500,000	623,478
Total				6,003,899
PHILIPPINES 0.1%
Power Sector Assets & Liabilities Management Corp. (b)
Government Guaranteed
05/27/19	7.250%	720,000		844,200
12/02/24	7.390%	610,000		735,469
Total				1,579,669
POLAND 0.6%
Poland Government Bond
10/24/15	6.250%	PLN	4,680,000	1,588,474
10/25/19	5.500%	PLN	6,790,000	2,334,759
Poland Government International Bond Senior Unsecured
03/23/22	5.000%	2,250,000		2,419,875
Total				6,343,108
QATAR 0.1%
Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%	180,000		189,900
Qatar Government International Bond Senior Unsecured (b)
01/20/22	4.500%	600,000		639,720
Total				829,620
REPUBLIC OF NAMIBIA 0.2%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%	2,800,000		2,828,000
REPUBLIC OF THE CONGO —%
Republic of Congo Senior Unsecured (g)
06/30/29	3.500%	605,150		508,326

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
ROMANIA 0.4%
Romanian Government International Bond (b)
Senior Unsecured
02/07/22	6.750%	$1,800,000	$2,049,723
08/22/23	4.375%	2,238,000	2,141,963
Total	4,191,686
RUSSIAN FEDERATION 2.3%
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured (b)
09/19/22	4.375%	2,200,000	2,053,700
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
04/11/18	8.146%	3,115,000	3,609,662
03/07/22	6.510%	2,160,000	2,311,200
Rosneft International Finance Ltd. Senior Unsecured (b)
03/06/22	4.199%	3,460,000	3,191,850
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured (b)
07/25/18	5.100%	1,000,000	1,016,922
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
03/10/18	7.850%	RUB	20,000,000	639,477
Russian Foreign Bond - Eurobond (b)(g)
Senior Unsecured
03/31/30	7.500%	3,423,275	4,034,261
Russian Foreign Bond - Eurobond (g)
Senior Unsecured
03/31/30	7.500%	137,080	161,546
Russian Railways via RZD Capital PLC Senior Unsecured
04/02/19	8.300%	RUB	97,300,000	3,019,464
Sberbank of Russia Via SB Capital SA Senior Unsecured (b)
02/07/22	6.125%	3,000,000	3,152,909
VTB Bank OJSC Via VTB Capital SA Senior Unsecured (b)
04/12/17	6.000%	600,000	631,500
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/22/25	6.800%	2,190,000	2,332,350
Total	26,154,841
SLOVENIA 0.2%
Slovenia Government Bond (b)
05/10/23	5.850%	2,300,000	2,186,245
SOUTH AFRICA 0.1%
South Africa Government International Bond Senior Unsecured
03/09/20	5.500%	430,000	461,713

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a) (continued)
SOUTH AFRICA (CONTINUED)
Transnet SOC Ltd. Senior Unsecured (b)
07/26/22	4.000%		$700,000	$620,800
Total				1,082,513
SOUTH KOREA 0.2%
Export-Import Bank of Korea
Senior Unsecured
04/11/22	5.000%		1,800,000	1,967,319
Export-Import Bank of Korea (b)
02/15/15	5.000%	IDR	2,500,000,000	195,786
Total				2,163,105
SUPRA-NATIONAL 0.2%
Eurasian Development Bank Senior Unsecured
10/05/17	8.000%	RUB	73,100,000	2,228,996
TRINIDAD AND TOBAGO 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%		3,597,000	4,581,740
TURKEY 1.2%
Export Credit Bank of Turkey Senior Unsecured (b)
04/24/19	5.875%		3,100,000	3,241,308
Turkey Government International Bond
01/14/41	6.000%		1,700,000	1,640,925
Senior Unsecured
03/30/21	5.625%		3,050,000	3,168,950
09/26/22	6.250%		250,000	268,812
03/23/23	3.250%		1,200,000	1,032,000
02/05/25	7.375%		3,540,000	3,996,660
Total				13,348,655
UKRAINE 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Unsecured (b)
07/11/16	9.375%		600,000	590,900
National JSC Naftogaz of Ukraine Government Guaranteed
09/30/14	9.500%		335,000	310,700
Total				901,600
UNITED ARAB EMIRATES 0.3%
Abu Dhabi National Energy Co. (b)
Senior Unsecured
12/13/21	5.875%		700,000	777,619
01/12/23	3.625%		1,400,000	1,305,500

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a) (continued)
UNITED ARAB EMIRATES (CONTINUED)
Dolphin Energy Ltd. Senior Secured (b)
12/15/21	5.500%	$1,000,000		$1,095,341
Total				3,178,460
UNITED KINGDOM 0.4%
United Kingdom Gilt
09/07/21	3.750%	GBP	620,000	1,111,117
03/07/25	5.000%	GBP	1,500,000	2,943,963
Total				4,055,080
URUGUAY 0.1%
Uruguay Government International Bond Senior Unsecured PIK
01/15/33	7.875%	935,000		1,201,475
VENEZUELA 1.8%
Petroleos de Venezuela SA
04/12/17	5.250%	4,660,000		3,723,340
11/02/17	8.500%	7,620,700		6,904,354
11/17/21	9.000%	2,604,303		2,122,507
02/17/22	12.750%	180,300		176,243
Senior Unsecured
10/28/15	5.000%	1,200,000		1,053,000
10/28/16	5.125%	1,201,000		963,803
Venezuela Government International Bond Senior Unsecured
05/07/23	9.000%	7,236,000		5,872,014
Total				20,815,261
Total Foreign Government Obligations (Cost: $241,997,587)				$243,397,267

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds —%
California —%
Cabazon Band Mission Indians Revenue Bonds Series 2004 (b)(d)(k)(l)
10/01/13	13.000%	350,000	160,965
Total Municipal Bonds (Cost: $350,000)			$160,965

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 5.8%
Aerospace & Defense 0.1%
Doncasters U.S. Finance LLC Tranche B Term Loan (g)(m)
04/09/20	5.500%	$398,000	$398,995
TransDigm, Inc. Tranche C Term Loan (g)(m)
02/28/20	3.750%	297,001	295,469
Total			694,464
Airlines 0.1%
Continental Airlines, Inc. Tranche B Term Loan (g)(m)
04/01/19	4.000%	696,500	699,118
Automotive 0.2%
Chrysler Group LLC Tranche B Term Loan (g)(m)
05/24/17	4.250%	392,477	394,832
Federal-Mogul Corp. (g)(m)
Tranche B Term Loan
12/29/14	2.127%	195,240	191,614
Tranche C Term Loan
12/28/15	2.127%	99,612	97,762
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (g)(m)
04/30/19	4.750%	300,000	301,422
Ina Beteiligungsgesellschaft Mit Beschrankter Haftung Tranche C Term Loan (g)(m)
01/27/17	4.250%	250,000	250,730
Navistar, Inc. Tranche B Term Loan (g)(m)
08/17/17	5.750%	139,500	141,113
ThermaSys Corp. Term Loan (g)(m)
05/03/19	5.250%	347,813	346,063
Total			1,723,536
Brokerage 0.1%
Nuveen Investments, Inc. (g)(m)
1st Lien Tranche B Term Loan
05/13/17	4.182%	450,000	444,236
Tranche B 2nd Lien Term Loan
02/28/19	6.500%	200,000	198,334
Total			642,570
Building Materials 0.1%
Contech Engineered Solutions LLC Term Loan (g)(m)
04/29/19	6.250%	149,625	150,747

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Building Materials (continued)
Roofing Supply Group LLC Term Loan (g)(m)
05/31/19	5.000%	$221,884	$222,346
Wilsonart LLC Term Loan (g)(m)
10/31/19	4.000%	223,312	220,521
Total			593,614
Chemicals 0.5%
AZ Chem U.S., Inc. Term Loan (g)(m)
12/22/17	5.250%	97,998	98,761
Allnex & Cy SCA Tranche B1 Term Loan (g)(m)
10/04/19	4.500%	131,349	131,268
Allnex U.S.A, Inc. Tranche B2 Term Loan (g)(m)
10/04/19	4.500%	68,151	68,109
Allnex U.S.A., Inc. 2nd Lien Term Loan (g)(m)
04/03/20	8.250%	100,000	102,250
Ascend Performance Materials Operations LLC Tranche B Term Loan (g)(m)
04/10/18	6.750%	296,985	281,022
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan (g)(m)
02/01/20	4.750%	771,125	773,292
HII Holding Corp. 2nd Lien Term Loan (g)(m)
12/21/20	9.500%	500,000	500,625
INEOS U.S. Finance LLC Term Loan (g)(m)
05/04/18	4.000%	571,151	564,332
MacDermid, Inc. (g)(m)
1st Lien Tranche B Term Loan
06/07/20	4.000%	74,812	74,438
Tranche B 2nd Lien Term Loan
12/07/20	7.750%	175,000	176,750
Nexeo Solutions LLC Term Loan (g)(m)
09/08/17	5.000%	371,138	362,787
Omnova Solutions, Inc. Tranche B1 Term Loan (g)(m)
05/31/18	4.250%	341,228	341,798
Oxea Finance & Cy S.C.A Tranche B2 1st Lien Term Loan (g)(m)
01/15/20	4.250%	75,000	74,250

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
Oxea Finance & Cy SCA 2nd Lien Term Loan (g)(m)
07/15/20	8.250%	$175,000	$174,071
PQ Corp. Term Loan (g)(m)
08/07/17	4.500%	545,875	547,240
Tronox Pigments BV Term Loan (g)(m)
03/19/20	4.500%	191,060	191,885
Univar, Inc. Tranche B Term Loan (g)(m)
06/30/17	5.000%	758,344	730,095
Total			5,192,973
Construction Machinery —%
Douglas Dynamics LLC Term Loan (g)(m)
04/18/18	5.750%	291,330	291,330
Manitowoc Co., Inc. (The) Tranche B Term Loan (g)(m)
11/13/17	4.250%	51,124	51,226
Total			342,556
Consumer Cyclical Services 0.2%
Acosta, Inc. Tranche D Term Loan (g)(m)
03/02/18	5.000%	318,018	317,859
IG Investments Holdings LLC 1st Lien Tranche B Term Loan (g)(m)
10/31/19	6.000%	198,500	198,500
Monitronics International, Inc. Tranche B Term Loan (g)(m)
03/23/18	4.250%	396,994	396,124
Pre-Paid Legal Services, Inc. Term Loan (g)(m)
07/01/19	6.250%	166,532	165,421
Sabre, Inc. (c)(g)(m)
Tranche B Term Loan
02/19/19	5.250%	100,000	99,375
Sabre, Inc. (g)(m)
Tranche B Term Loan
02/19/19	5.250%	313,067	312,751
Tranche C Term Loan
02/19/18	4.000%	44,375	44,338
Weight Watchers International, Inc. Tranche B2 Term Loan (g)(m)
04/02/20	3.750%	547,250	535,074
Total			2,069,442

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Products 0.1%
Affinion Group, Inc. Tranche B Term Loan (g)(m)
10/09/16	6.500%	$615,106	$596,308
Fender Musical Instruments Corp. Term Loan (g)(m)
04/03/19	5.750%	144,375	144,616
Total			740,924
Diversified Manufacturing 0.2%
Accudyne Industries LLC Term Loan (g)(m)
12/13/19	4.000%	545,875	540,416
Air Distribution Technologies, Inc. (g)(m)
1st Lien Term Loan
11/09/18	5.000%	346,502	347,369
2nd Lien Term Loan
05/11/20	9.250%	325,000	330,688
Allflex Holdings IiII, Inc. 1st Lien Term Loan (g)(m)
07/17/20	4.250%	425,000	425,799
Apex Tool Group LLC Term Loan (g)(m)
01/31/20	4.500%	522,375	522,704
IMG Worldwide, Inc. Tranche B Term Loan (g)(m)
06/16/16	5.500%	366,563	366,258
Ranpak Corp. 2nd Lien Term Loan (g)(m)
04/23/20	8.500%	100,000	102,000
Total			2,635,234
Electric 0.3%
Calpine Construction Finance Co. LP Tranche B-1 Term Loan (g)(m)
05/03/20	3.000%	149,625	146,109
Calpine Corp. (c)(g)(m)
Term Loan
10/09/19	4.000%	160,796	160,675
Calpine Corp. (g)(m)
Term Loan
04/01/18	4.000%	146,625	146,638
04/01/18	4.000%	268,614	268,638
Equipower Resources Holdings LLC (g)(m)
1st Lien Tranche B Term Loan
12/21/18	4.250%	122,455	122,639
Tranche C Term Loan
12/31/19	4.250%	349,125	349,213
Essential Power LLC Term Loan (g)(m)
08/08/19	4.250%	190,933	191,410
FREIF North American Power I LLC (g)(m)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric (continued)
Tranche B-1 Term Loan
03/29/19	4.750%	$329,193	$329,193
Tranche C-1 Term Loan
03/29/19	4.750%	51,277	51,277
LSP Madison Funding LLC Term Loan (g)(m)
06/28/19	5.500%	48,000	48,330
NRG Energy, Inc. Term Loan (g)(m)
07/01/18	2.750%	293,276	291,100
Star West Generation LLC Tranche B Term Loan (g)(m)
03/13/20	4.250%	398,000	399,492
TPF Generation Holdings LLC Term Loan (g)(m)
12/31/17	4.750%	350,000	348,688
Texas Competitive Electric Holdings Co. LLC Term Loan (g)(m)
10/10/14	3.712%	624,903	421,472
Topaz Power Holdings LLC Tranche B Term Loan (g)(m)
02/26/20	5.250%	248,125	247,505
Windsor Financing LLC Tranche B Term Loan (g)(m)
12/05/17	6.250%	118,994	121,820
Total			3,644,199
Entertainment 0.3%
24 Hour Fitness Worldwide, Inc. Tranche B Term Loan (g)(m)
04/22/16	5.250%	1,216,994	1,225,890
Alpha Topco Ltd. Tranche B Term Loan (g)(m)
04/30/19	4.500%	443,284	444,671
Cinemark USA, Inc. Term Loan (g)(m)
12/18/19	3.190%	322,563	323,201
Merlin Entertainment Group Lux 2 Sarl Term Loan (c)(g)(m)
07/03/19	4.004%	149,625	149,812
Six Flags Theme Parks, Inc. Tranche B Term Loan (g)(m)
12/20/18	4.001%	83,986	84,144
Zuffa LLC Term Loan (g)(m)
02/25/20	4.500%	669,937	669,100
Total			2,896,818

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Environmental 0.1%
ADS Waste Holdings, Inc. Tranche B Term Loan (g)(m)
10/09/19	4.250%	$347,375	$346,997
EnviroSolutions Real Property Holdings, Inc. 2nd Lien Term Loan (g)(m)
07/29/14	8.000%	603,742	602,233
Waste Industries U.S.A., Inc. Tranche B Term Loan (g)(m)
03/17/17	4.000%	248,125	247,971
Total			1,197,201
Food and Beverage 0.3%
AdvancePierre Foods, Inc. 1st Lien Term Loan (g)(m)
07/10/17	5.750%	744,375	747,397
Aramark Corp. (g)(m)
Tranche C Term Loan
07/26/16	3.776%	475,000	475,252
Tranche D Term Loan
09/09/19	4.000%	175,000	175,054
Arysta LifeScience SPC LLC (g)(m)
1st Lien Term Loan
05/29/20	4.500%	74,812	74,594
2nd Lien Term Loan
11/30/20	8.250%	175,000	174,489
CSM Bakery Supplies LLC Term Loan (g)(m)
07/03/20	4.750%	425,000	421,812
Del Monte Foods Co. Term Loan (g)(m)
03/08/18	4.000%	759,835	756,226
Dole Food Co., Inc. Tranche B Term Loan (g)(m)
04/01/20	3.752%	273,625	273,234
Performance Food Group, Inc. Term Loan (g)(m)
11/14/19	6.250%	448,875	442,703
Total			3,540,761
Gaming 0.2%
Affinity Gaming LLC Term Loan (g)(m)
11/09/17	5.500%	95,866	97,184
Caesars Entertainment Operating Co., Inc. (g)(m)
Tranche B4 Term Loan
10/31/16	9.500%	297,680	296,627
Tranche B6 Term Loan
01/28/18	5.434%	219,557	198,589

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
Caesars Octavius LLC Tranche B Term Loan (g)(m)
04/25/17	9.250%	$325,000	$326,625
Cannery Casino Resorts LLC (g)(m)
1st Lien Term Loan
10/02/18	6.000%	97,446	97,050
2nd Lien Term Loan
10/02/19	10.000%	100,000	92,750
Peppermill Casinos, Inc. Tranche B Term Loan (g)(m)
11/09/18	7.250%	397,000	403,443
ROC Finance LLC Tranche B Term Loan (g)(m)
06/20/19	5.000%	425,000	424,600
Scientific Games International, Inc. Term Loan (c)(g)(m)
05/22/20	4.250%	375,000	371,719
Stockbridge/SBE Holdings Tranche B Term Loan (g)(m)
05/02/17	13.000%	104,167	112,500
Twin River Management Group, Inc. Term Loan (g)(m)
11/10/18	5.250%	221,111	223,212
Total			2,644,299
Gas Pipelines –%
Philadelphia Energy Solutions Refining and Marketing LLC Term Loan (g)(m)
04/04/18	6.250%	248,750	217,578
Health Care 0.3%
Alere, Inc. Tranche B Term Loan (g)(m)
06/30/17	4.250%	487,726	489,457
Alliance HealthCare Services, Inc. Term Loan (g)(m)
06/03/19	4.250%	224,437	224,157
Apria Healthcare Group, Inc. Term Loan (g)(m)
04/06/20	6.750%	174,563	175,723
CHS/Community Health Systems, Inc. Term Loan (g)(m)
01/25/17	3.761%	825,000	823,853
DaVita HealthCare Partners, Inc. Tranche B2 Term Loan (g)(m)
11/01/19	4.000%	223,312	223,815

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
HCA, Inc. Tranche B-5 Term Loan (g)(m)
03/31/17	3.026%	$275,000	$274,508
IASIS Healthcare LLC Tranche B2 Term Loan (g)(m)
05/03/18	4.500%	634,941	634,941
Onex Carestream Finance LP 1st Lien Term Loan (g)(m)
06/07/19	5.000%	344,194	345,226
Quintiles Transnational Corp. Tranche B2 Term Loan (g)(m)
06/08/18	4.000%	460,499	460,642
inVentiv Health, Inc. Term Loan (g)(m)
08/04/16	7.500%	106,379	102,390
Total			3,754,712
Independent Energy 0.1%
Samson Investment Co. 2nd Lien Term Loan (g)(m)
09/25/18	6.000%	530,000	530,000
Lodging –%
Seven Seas Cruises Tranche B1 Term Loan (g)(m)
12/21/18	4.750%	200,000	201,000
Media Cable 0.1%
Encompass Digital Media, Inc. Tranche B1 Term Loan (g)(m)
08/10/17	6.750%	443,275	444,938
MCC Iowa LLC Tranche G Term Loan (g)(m)
01/20/20	4.000%	198,000	197,877
Mediacom Illinois LLC Tranche E Term Loan (g)(m)
10/23/17	4.500%	486,181	484,358
TWCC Holding Corp. 2nd Lien Term Loan (g)(m)
06/26/20	7.000%	250,000	256,250
Total			1,383,423
Media Non-Cable 0.4%
Clear Channel Communications, Inc. (g)(m)
Tranche B Term Loan
01/29/16	3.832%	141,410	133,032
Tranche D Term Loan
01/30/19	6.932%	417,100	386,443

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media Non-Cable (continued)
Cumulus Media Holdings, Inc. (g)(m)
1st Lien Term Loan
09/17/18	4.500%	$325,126	$326,833
2nd Lien Term Loan
09/16/19	7.500%	338,949	342,762
FoxCo Acquisition Sub LLC Term Loan (g)(m)
07/14/17	5.500%	261,961	262,208
Getty Images, Inc. Term Loan (g)(m)
10/18/19	4.750%	744,375	666,030
Granite Broadcasting 1st Lien Tranche B Term Loan (g)(m)
05/23/18	6.750%	282,717	282,951
ION Media Networks, Inc. Term Loan (g)(m)
06/24/18	7.250%	173,688	174,122
Radio One, Inc. Term Loan (g)(m)
03/31/16	7.500%	387,959	396,366
RentPath, Inc. Tranche B Term Loan (g)(m)
05/29/20	6.250%	448,875	436,904
Salem Communications Corp. Term Loan (g)(m)
03/13/20	4.500%	462,333	462,333
Tribune Co. Tranche B Term Loan (g)(m)
12/31/19	4.000%	223,312	223,080
Univision Communications, Inc. Term Loan (g)(m)
03/01/20	4.000%	447,750	442,153
Van Wagner Communications LLC Term Loan (g)(m)
08/03/18	6.250%	147,758	149,789
Total			4,685,006
Metals 0.1%
Essar Steel Algoma, Inc. Term Loan (g)(m)
09/19/14	8.750%	123,750	125,421
FMG Resources August 2006 Proprietary Ltd. Term Loan (g)(m)
10/18/17	5.250%	738,385	740,098
Noranda Aluminum Acquisition Corp. Tranche B Term Loan (g)(m)
02/28/19	5.750%	99,495	93,152
Total			958,671

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Non-Captive Consumer —%
Springleaf Finance Tranche B-2 Term Loan (c)(g)(m)
09/30/19	4.750%	$125,000	$124,947
Springleaf Financial Funding Co. Term Loan (g)(m)
05/10/17	5.500%	172,168	172,287
Total			297,234
Non-Captive Diversified —%
iStar Financial, Inc. Term Loan (g)(m)
10/15/17	4.500%	245,993	246,178
Oil Field Services —%
FTS International, Inc. Term Loan (g)(m)
05/06/16	8.500%	330,307	323,536
Other Financial Institutions 0.1%
AlixPartners LLP 1st Lien Tranche B-2 Term Loan (g)(m)
07/10/20	5.000%	645,256	651,708
Moneygram International, Inc. Term Loan (g)(m)
03/27/20	4.250%	348,250	347,815
Total			999,523
Other Industry 0.1%
Harland Clarke Holdings Corp. Tranche B3 Term Loan (g)(m)
05/22/18	7.000%	173,906	171,625
Sensus U.S.A., Inc. 2nd Lien Term Loan (g)(m)
05/09/18	8.500%	350,000	341,687
TPF II LC LLC Tranche B Term Loan (g)(m)
08/21/19	6.500%	299,250	299,998
WireCo WorldGroup, Inc. Term Loan (g)(m)
02/15/17	6.000%	247,500	247,500
Total			1,060,810

Packaging 0.1%
BWAY Holding Co. Term Loan (g)(m)
08/06/17	4.500%	563,740	564,912

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Packaging (continued)
Consolidated Container Co. LLC Term Loan (g)(m)
07/03/19	5.000%	$396,000	$397,782
Reynolds Group Holdings, Inc. Term Loan (g)(m)
09/28/18	4.750%	614,751	615,348
Total			1,578,042
Paper —%
Caraustar Industries, Inc. Term Loan (g)(m)
05/01/19	7.500%	368,719	372,406
Pharmaceuticals 0.2%
Grifols, Inc. Tranche B Term Loan (g)(m)
06/01/17	4.250%	264,618	265,637
Par Pharmaceutical Companies, Inc. Tranche B1 Term Loan (g)(m)
09/30/19	4.250%	495,009	492,411
Patheon, Inc. Term Loan (g)(m)
12/14/18	7.250%	496,934	499,419
Pharmaceutical Product Development, Inc. Term Loan (g)(m)
12/05/18	4.250%	372,188	372,280
RPI Finance Trust Term Loan (g)(m)
05/09/18	3.500%	390,572	391,915
Valeant Pharmaceutical International (g)(m)
Tranche C-2 Term Loan
12/11/19	4.375%	271,562	271,834
Tranche D-2 Term Loan
02/13/19	4.375%	147,508	147,201
Total			2,440,697
Property & Casualty 0.2%
Alliant Holdings I, Inc. Term Loan (g)(m)
12/20/19	5.000%	595,500	595,005
Asurion LLC Tranche B1 Term Loan (g)(m)
05/24/19	4.500%	421,812	417,527
HUB International Ltd. Term Loan (g)(m)
06/13/17	3.682%	594,001	594,618

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Property & Casualty (continued)
Hub International Tranche B Term Loan (c)(g)(m)
10/02/20	4.750%	$375,000	$375,000
USI, Inc. Term Loan (g)(m)
12/27/19	5.000%	297,750	298,122
Total			2,280,272
Retailers 0.5%
Academy Ltd. Term Loan (g)(m)
08/03/18	4.500%	664,151	665,399
BJ’s Wholesale Club, Inc. 1st Lien Term Loan (g)(m)
09/26/19	4.250%	471,443	469,350
Bass Pro Group LLC Term Loan (g)(m)
11/20/19	4.000%	219,284	218,530
Blue Buffalo Co., Ltd. Tranche B2 Term Loan (g)(m)
08/08/19	4.750%	272,255	273,731
David’s Bridal, Inc. Term Loan (g)(m)
10/11/19	5.000%	496,250	496,458
J. Crew Group, Inc. Tranche B1 Term Loan (g)(m)
03/07/18	4.000%	587,989	585,049
Jo-Ann Stores, Inc. Tranche B Term Loan (g)(m)
03/16/18	4.000%	406,764	406,256
Neiman Marcus Group, Inc. (The) Term Loan (g)(m)
05/16/18	4.000%	451,453	450,767
Orchard Supply Hardware LLC Tranche B1 Term Loan (g)(l)(m)
12/21/13	5.001%	125,494	101,650
Party City Holdings, Inc. Term Loan (g)(m)
07/27/19	4.250%	544,510	542,240
PetCo Animal Supplies, Inc. Term Loan (g)(m)
11/24/17	4.000%	522,315	521,662
Pilot Travel Centers LLC Tranche B Term Loan (g)(m)
08/07/19	4.250%	401,994	401,660
Rite Aid Corp. (g)(m)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	300,000	306,999
Tranche 2 Term Loan

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
06/21/21	4.875%	$125,000	$125,195
Tranche 6 Term Loan
02/21/20	4.000%	149,250	148,914
Total			5,713,860
Supermarkets —%
Albertson’s LLC (g)(m)
Tranche B-1 Term Loan
03/21/16	4.250%	58,402	58,366
Tranche B-2 Term Loan
03/21/19	4.750%	90,848	90,564
Sprouts Farmers Markets Holdings LLC Term Loan (g)(m)
04/23/20	4.000%	230,304	230,016
Total			378,946

Technology 0.6%
Aeroflex, Inc. Tranche B-1 Term Loan (g)(m)
11/09/19	4.500%	881,299	885,706
Alcatel-Lucent U.S.A., Inc. Term Loan (g)(m)
01/30/19	5.750%	545,875	549,423
Blue Coat Systems, Inc. (g)(m)
2nd Lien Term Loan
06/28/20	9.500%	943,000	945,357
Term Loan
05/31/19	4.500%	350,000	350,875
Edwards Ltd. 1st Lien Term Loan (g)(m)
03/26/20	4.750%	331,125	330,876
First Data Corp. Term Loan (g)(m)
03/24/17	4.184%	445,211	440,572
Freescale Semiconductor, Inc. Tranche B4 Term Loan (g)(m)
02/28/20	5.000%	295,600	296,496
Greeneden U.S. Holdings II LLC Term Loan (g)(m)
02/10/20	4.000%	142,143	141,468
Infogroup, Inc. Tranche B Term Loan (g)(m)
05/26/18	8.000%	247,500	221,512
RP Crown Parent LLC 1st Lien Term Loan (g)(m)
12/21/18	6.750%	297,750	299,444
Riverbed Technology, Inc. Term Loan (g)(m)
12/18/19	4.000%	159,778	160,776

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Syniverse Holdings, Inc. Term Loan (g)(m)
04/23/19	5.000%	$383,930	$382,652
Triple Point Group Holdings, Inc. (g)(m)
1st Lien Term Loan
07/10/20	5.250%	895,000	868,150
2nd Lien Term Loan
07/10/21	9.250%	860,000	812,700
Verint Systems, Inc. Term Loan (g)(m)
09/06/19	4.000%	95,520	95,735
Total			6,781,742

Transportation Services —%
Commercial Barge Line Co. 1st Lien Term Loan (g)(m)
09/22/19	7.500%	174,125	168,901
Hertz Corp. (The) Letter of Credit (g)(m)
03/11/18	3.750%	250,000	247,500
Total			416,401
Wireless 0.1%
Cricket Communications, Inc. (g)(m)
Term Loan
10/10/19	4.750%	74,438	74,344
Tranche C Term Loan
03/08/20	4.750%	199,500	199,322
Instant Web, Inc. (g)(m)
Delayed Draw Term Loan
08/07/14	3.558%	13,758	11,007
Term Loan
08/07/14	3.558%	131,979	105,583
Telesat Canada Tranche B2 Term Loan (g)(m)
03/28/19	3.500%	271,573	269,876
Total			660,132
Wirelines 0.1%
Alaska Communications Systems Holdings, Inc. Term Loan (g)(m)
10/21/16	6.250%	338,409	335,238
Integra Telecom Holdings, Inc. Tranche B Term Loan (g)(m)
02/22/19	5.250%	248,750	249,994
Windstream Corp. Tranche B3 Term Loan (g)(m)
08/08/19	4.000%	246,875	246,463

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Wirelines (continued)
Zayo Group LLC Term Loan (g)(m)
07/02/19	4.500%	$322,550	$322,366
Total			1,154,061
Total Senior Loans (Cost: $65,926,221)			$65,691,939

Issuer	Shares	Value

Common Stocks —%
FINANCIALS —%
Real Estate Investment Trusts (REITs) —%
Fairlane Management Corp. (e)(f)(n)	2,000	$—
TOTAL FINANCIALS		—
Total Common Stocks (Cost: $—)		$—

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (n)	1,854	$64,890
Total Warrants (Cost: $75,032)		$64,890

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills(a) 0.4%
Norway Treasury Bills
03/19/14	2.830% NOK	4,684,314	$4,539,476

Total Treasury Bills (Cost: $4,684,314)			$4,539,476

	Shares	Value

Money Market Funds 4.7%
Columbia Short-Term Cash Fund, 0.089% (o)(p)	53,217,456	$53,217,456
Total Money Market Funds (Cost: $53,217,456)		$53,217,456
Total Investments
(Cost: $1,137,711,293) (q)		$1,145,353,449(r)
Other Assets & Liabilities, Net		(7,512,517)
Net Assets		$1,137,840,932

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2013

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse	October 4, 2013	12,000,000	CHF	13,019,138	USD	—	(250,296)
Credit Suisse	October 4, 2013	1,336,000,000	JPY	13,685,720	USD	93,809	—
State Street Bank & Trust Company	October 23, 2013	17,100,000	EUR	22,834,160	USD	—	(300,897)
Standard Chartered Bank	October 23, 2013	2,520,000	GBP	4,031,194	USD	—	(47,693)
Citigroup Global Markets Inc.	October 24, 2013	6,056,880,000	COP	3,156,351	USD	—	(14,437)
Citigroup Global Markets Inc.	October 30, 2013	12,874,000	CHF	14,192,800	USD	—	(46,366)
Goldman, Sachs & Co.	October 30, 2013	6,312,000	EUR	8,517,160	USD	—	(22,679)
Barclays Bank PLC	October 30, 2013	3,526,000	GBP	5,651,413	USD	—	(55,445)
Credit Suisse	October 30, 2013	5,640,551	USD	556,587,000	JPY	22,866	—
Morgan Stanley	October 30, 2013	227,726	USD	1,371,000	NOK	11	—
Morgan Stanley	October 30, 2013	14,200,726	USD	84,196,000	NOK	—	(214,934)
State Street Bank & Trust Company	October 30, 2013	8,553,081	USD	10,302,000	NZD	—	(15,918)
Total						116,675	(968,665)

Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, securities totaling $1,161,119 were pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Long Bond, 20-year	646	USD	86,160,250	December 2013	1,268,014	—
U.S. Treasury Note, 2-year	282	USD	62,114,908	December 2013	167,016	—
U.S. Treasury Note, 5-year	27	USD	3,268,266	December 2013	3,756	—
U.S. Treasury Note, 10-year	(1,310)	USD	(165,571,725)	December 2013	—	(2,974,427)
U.S. Treasury Ultra Bond, 30-year	121	USD	17,193,344	December 2013	304,600	—
Total					1,743,386	(2,974,427)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $404,695,849 or 35.57% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2013 was $160,965, representing 0.01% of net assets. Information concerning such security holdings at September 30, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians
Revenue Bonds
Series 2004
10/01/13 13.000%	10/4/2004	350,000
Six Flags, Inc.
06/01/14 9.625%	5/7/2010	—

(e)	Negligible market value.
(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2013, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(g)	Variable rate security.
(h)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(i)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(j)	This security, or a portion of this security, was pledged as collateral for open futures contracts.
(k)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At September 30, 2013, the value of these securities amounted to $160,965 or 0.01% of net assets.

(l)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2013, the value of these securities amounted to $262,615, which represents 0.02% of net assets.

(m)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n)	Non-income producing.
(o)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(p)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	61,678,259	269,652,209	(278,113,012)	53,217,456	56,046	53,217,456

(q)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $1,137,711,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$31,675,000
Unrealized Depreciation	(24,033,000)
Net Unrealized Appreciation	$7,642,000

(r)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PLN	Polish Zloty
RUB	Russian Rouble
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	561,474,728	—	561,474,728
Residential Mortgage-Backed Securities - Agency	—	86,894,581	—	86,894,581
Residential Mortgage-Backed Securities - Non-Agency	—	54,160,011	12,233,014	66,393,025
Commercial Mortgage-Backed Securities - Non-Agency	—	13,495,713	—	13,495,713
Asset-Backed Securities - Non-Agency	—	1,208,522	—	1,208,522
Inflation-Indexed Bonds	—	17,506,019	—	17,506,019
U.S. Treasury Obligations	31,308,868	—	—	31,308,868
Foreign Government Obligations	—	243,397,267	—	243,397,267
Municipal Bonds	—	160,965	—	160,965
Total Bonds	31,308,868	978,297,806	12,233,014	1,021,839,688
Senior Loans
Building Materials	—	371,269	222,345	593,614
Chemicals	—	4,692,348	500,625	5,192,973
Construction Machinery	—	51,226	291,330	342,556
Electric	—	3,452,789	191,410	3,644,199
Gaming	—	2,531,799	112,500	2,644,299
Lodging	—	—	201,000	201,000
Media Non-Cable	—	4,510,884	174,122	4,685,006
Retailers	—	5,612,210	101,650	5,713,860
Transportation Services	—	168,901	247,500	416,401
All other industries	—	42,258,031	—	42,258,031
Total Senior Loans	—	63,649,457	2,042,482	65,691,939
Equity Securities
Common Stocks
Financials	—	—	—	—
Warrants
Energy	—	64,890	—	64,890
Total Equity Securities	—	64,890	—	64,890
Short-Term Securities
Treasury Bills	—	4,539,476	—	4,539,476
Total Short-Term Securities	—	4,539,476	—	4,539,476
Mutual Funds
Money Market Funds	53,217,456	—	—	53,217,456
Total Mutual Funds	53,217,456	—	—	53,217,456
Investments in Securities	84,526,324	1,046,551,629	14,275,496	1,145,353,449
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	116,675	—	116,675
Futures Contracts	1,743,386	—	—	1,743,386
Liabilities
Forward Foreign Currency Exchange Contracts	—	(968,665)	—	(968,665)
Futures Contracts	(2,974,427)	—	—	(2,974,427)
Total	83,295,283	1,045,699,639	14,275,496	1,143,270,418

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential Mortgage- Backed Securities - Non- Agency ($)	Senior Loans ($)	Total ($)
Balance as of December 31, 2012	29,066,288	2,882,129	34,830,546
Accrued discounts/premiums	323	159	482
Realized gain (loss)	36,765	41,948	78,713
Change in unrealized appreciation (depreciation)(a)	(81,200)	19,177	(62,023)
Sales	(7,504,414)	(2,199,761)	(9,704,175)
Purchases	5,757,300	983,968	6,741,268
Transfers into Level 3	—	2,017,404	2,017,404
Transfers out of Level 3	(15,042,048)	(1,702,542)	(16,744,590)
Balance as of September 30, 2013	12,233,014	2,042,482	16,317,978

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2013 was $(29,235), which is comprised of Residential Mortgage-Backed Securities - Non-Agency of $(72,372), and Senior Loans of $43,137.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain residential mortgage backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to unavailable market inputs.  As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Consolidated Portfolio of Investments

Variable Portfolio – AQR Managed Futures Strategy Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 25.5%
U.S. Treasury Bills
01/30/14	0.010%	$29,904,800	$29,904,053
12/12/13	0.010%	47,800,000	47,798,805
02/06/14	0.010%	29,904,800	29,903,215
Total Treasury Bills (Cost: $107,588,665)			$107,606,073

		Shares	Value

Money Market Funds 68.1%
Columbia Short-Term Cash Fund, 0.089% (a)(b)		187,551,138	$187,551,138

	Shares	Value

Money Market Funds (continued)
JPMorgan Prime Money Market Fund, 0.010% (a)	50,000,000	$50,000,000
JPMorgan U.S. Treasury Plus Money Market Fund, 0.000% (a)	50,000,000	50,000,000
Total Money Market Funds (Cost: $287,551,138)		$287,551,138
Total Investments (Cost: $395,139,803) (c)		$395,157,211(d)
Other Assets & Liabilities, Net		27,099,425
Net Assets		$422,256,636

Investments in Derivatives Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, cash totaling $22,246,474 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO EURIBOR	113	EUR	38,032,668	December 2014	8,760	—
3MO EURO EURIBOR	92	EUR	30,911,754	June 2015	4,561	—
3MO EURO EURIBOR	116	EUR	39,067,886	September 2014	3,889	—
3MO EURO EURIBOR	80	EUR	26,851,376	September 2015	3,804	—
3MO EURO EURIBOR	138	EUR	46,500,649	June 2014	1,875	—
3MO EURO EURIBOR	132	EUR	44,498,972	March 2014	—	(1,869)
3MO EURO EURIBOR	109	EUR	36,658,730	March 2015	10,916	—
3MO EURO SWISS FRANC	(80)	CHF	(22,106,485)	June 2014	—	(12,758)
3MO EURO SWISS FRANC	(92)	CHF	(25,425,001)	March 2014	—	(8,742)
90 DAY EURODOLLAR	190	USD	47,257,750	December 2014	15,637	—
90 DAY EURODOLLAR	116	USD	28,778,150	June 2015	13,085	—
90 DAY EURODOLLAR	145	USD	36,025,250	March 2015	15,451	—
90 DAY EURODOLLAR	252	USD	62,732,250	September 2014	8,967	—
90 DAY EURODOLLAR	282	USD	70,242,675	June 2014	1,334	—
90 DAY EURODOLLAR	287	USD	71,516,813	March 2014	—	(2,949)
90 DAY STERLING	(107)	GBP	(21,473,083)	December 2014	—	(17,738)
90 DAY STERLING	(44)	GBP	(8,838,957)	September 2014	—	(7,524)
90 DAY STERLING	3	GBP	603,172	June 2014	16	—
90 DAY STERLING	5	GBP	1,005,945	March 2014	—	(5)
90 DAY STERLING	(192)	GBP	(38,428,177)	June 2015	—	(25,108)
90 DAY STERLING	(155)	GBP	(31,069,796)	March 2015	—	(22,886)
90 DAY STERLING	(224)	GBP	(44,751,280)	September 2015	—	(112,331)
AMSTERDAM INDEX	127	EUR	12,889,337	October 2013	—	(239,690)
AUSTRALIAN 10 YEAR BOND	(166)	AUD	(18,213,997)	December 2013	—	(353,775)
AUSTRALIAN 3 YEAR BOND	(518)	AUD	(52,656,953)	December 2013	—	(476,038)
CAC40 10 EURO	214	EUR	12,003,084	October 2013	—	(16,506)
CANADIAN 10 YEAR BOND	(208)	CAD	(26,178,457)	December 2013	—	(282,880)
CANADIAN BANK ACCEPT	122	CAD	29,216,397	June 2014	1,271	—
CANADIAN BANK ACCEPT	10	CAD	2,396,000	March 2014	181	—
COCOA	160	USD	4,224,000	December 2013	172,959	—
COFFEE ‘C’	(132)	USD	(5,628,150)	December 2013	404,647	—
CORN	(673)	USD	(14,856,475)	December 2013	593,531	—
COTTON NO.2	37	USD	1,613,385	December 2013	10,608
DAX INDEX	44	EUR	12,781,596	December 2013	—	(44,445)
DJIA MINI E-CBOT	182	USD	13,691,860	December 2013	—	(348,373)
EURO BUXL 30 YEAR BOND	(139)	EUR	(23,599,800)	December 2013	—	(392,982)
EURO STOXX 50	310	EUR	12,074,055	December 2013	—	(37,513)
EURO-BOBL	121	EUR	20,370,194	December 2013	34,348	—

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
FTSE 100 INDEX	126	GBP	13,114,992	December 2013	—	(255,422)
FTSE/JSE TOP 40	160	ZAR	6,334,185	December 2013	46,334	—
FTSE/MIB INDEX	43	EUR	5,066,249	December 2013	—	(44,119)
GASOLINE RBOB	(2)	USD	(220,769)	November 2013	3,927	—
HANG SENG INDEX	85	HKD	12,539,196	October 2013	—	(166,898)
HEATING OIL	(28)	USD	(3,494,484)	November 2013	1,221	—
H-SHARES INDEX	9	HKD	599,640	October 2013	—	(16,951)
IBEX 35 INDEX	45	EUR	5,560,987	October 2013	109,551	—
JAPAN 10 YEAR BOND	54	JPY	79,174,731	December 2013	308,071	—
KOSPI2 INDEX	29	KRW	3,549,189	December 2013	—	(8,591)
LEAN HOGS	46	USD	1,593,900	December 2013	—	(13,761)
LME COPPER	(31)	USD	(5,659,050)	December 2013	—	(88,429)
LME NICKEL	(49)	USD	(4,100,271)	December 2013	—	(59,643)
LME PRI ALUMINUM	(91)	USD	(4,185,431)	December 2013	—	(70,035)
LME ZINC	(65)	USD	(3,111,469)	December 2013	—	(50,438)
LONG GILT	(127)	GBP	(22,681,839)	December 2013	—	(214,297)
MSCI SINGAPORE INDEX	9	SGD	519,246	October 2013	—	(5,451)
MSCI TAIWAN INDEX	140	USD	4,019,400	October 2013	—	(69,862)
NASDAQ 100 E-MINI	209	USD	13,413,620	December 2013	168,071	—
NATURAL GAS	(27)	USD	(961,200)	November 2013	—	(4,724)
RUSSELL 2000 MINI	104	USD	11,142,560	December 2013	211,810	—
S&P MID 400 EMINI	87	USD	10,793,220	December 2013	92,158	—
S&P/TORONTO STOCK EXCHANGE 60 INDEX	114	CAD	16,169,506	December 2013	10,376	—
S&P500 EMINI	165	USD	13,812,975	December 2013	—	(95,490)
SEP EURODOLLAR	65	USD	16,094,000	September 2015	6,918	—
SGX CNX NIFTY	76	USD	876,356	October 2013	—	(25,646)
SOYBEAN MEAL	74	USD	2,999,960	December 2013	—	(154,171)
SOYBEAN OIL	(244)	USD	(6,017,040)	December 2013	615,012	—
SPI 200	139	AUD	16,932,069	December 2013	—	(97,523)
SUGAR #11 (WORLD)	(399)	USD	(8,106,403)	March 2014	—	(227,261)
TOPIX INDEX	58	JPY	7,060,074	December 2013	69,577	—
US 10 YEAR NOTE	(27)	USD	(3,412,547)	November 2013	—	(62,451)
US 2 YEAR NOTE	496	USD	109,251,752	December 2013	68,874	—
US 5 YEAR NOTE	(8)	USD	(968,375)	December 2013	—	(9,925)
US LONG BOND	(87)	USD	(11,603,625)	December 2013	—	(258,892)
WHEAT	(152)	USD	(5,156,600)	December 2013	—	(288,333)
Total					3,017,740	(4,692,425)

Forward Foreign Currency Exchange Contracts Open at September 30, 2013

At September 30, 2013, securities totaling $3,072,666 was pledged as collateral to cover open forward foreign currency exchange contracts.

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	December 18, 2013	66,932,000	AUD	60,814,967	USD	—	(1,308,835)
Royal Bank of Scotland	December 18, 2013	15,790,000	BRL	6,643,112	USD	—	(357,048)
Royal Bank of Scotland	December 18, 2013	74,167,000	CAD	70,914,972	USD	—	(946,878)
Royal Bank of Scotland	December 18, 2013	163,000	CHF	172,849	USD	—	(7,513)
Royal Bank of Scotland	December 18, 2013	295,000,000	CLP	570,996	USD	—	(7,087)
Royal Bank of Scotland	December 18, 2013	3,160,000,000	COP	1,613,749	USD	—	(32,573)
Royal Bank of Scotland	December 18, 2013	156,000,000	CZK	8,017,369	USD	—	(202,193)
Royal Bank of Scotland	December 18, 2013	20,667,000	EUR	27,970,718	USD	5,638	—
Royal Bank of Scotland	December 18, 2013	103,494,000	EUR	137,607,216	USD	—	(2,433,331)
Royal Bank of Scotland	December 18, 2013	3,395,000	GBP	5,405,679	USD	—	(87,337)
Royal Bank of Scotland	December 18, 2013	778,000,000	HUF	3,375,036	USD	—	(144,302)
Royal Bank of Scotland	December 18, 2013	10,700,000,000	IDR	955,357	USD	52,941	—
Royal Bank of Scotland	December 18, 2013	46,600,000,000	IDR	3,858,570	USD	—	(71,580)
Royal Bank of Scotland	December 18, 2013	7,300,000	ILS	2,010,440	USD	—	(58,086)
Royal Bank of Scotland	December 18, 2013	171,000,000	INR	2,694,186	USD	30,630	—
Royal Bank of Scotland	December 18, 2013	760,000,000	INR	11,414,400	USD	—	(423,628)
Royal Bank of Scotland	December 18, 2013	503,143,000	JPY	5,125,222	USD	3,781	—

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	December 18, 2013	15,527,827,000	JPY	155,571,628	USD	—	(2,484,506)
Royal Bank of Scotland	December 18, 2013	2,790,000,000	KRW	2,574,739	USD	—	(6,249)
Royal Bank of Scotland	December 18, 2013	69,800,000	MXN	5,218,834	USD	—	(79,969)
Royal Bank of Scotland	December 18, 2013	1,000,000	MYR	307,978	USD	2,558	—
Royal Bank of Scotland	December 18, 2013	21,090,000	MYR	6,353,080	USD	—	(88,245)
Royal Bank of Scotland	December 18, 2013	354,652,000	NOK	59,456,980	USD	650,649	—
Royal Bank of Scotland	December 18, 2013	32,745,000	NOK	5,369,008	USD	—	(60,577)
Royal Bank of Scotland	December 18, 2013	28,849,000	NZD	22,767,401	USD	—	(1,063,812)
Royal Bank of Scotland	December 18, 2013	381,600,000	PHP	8,587,281	USD	—	(210,820)
Royal Bank of Scotland	December 18, 2013	18,400,000	PLN	5,641,240	USD	—	(223,573)
Royal Bank of Scotland	December 18, 2013	279,300,000	RUB	8,291,637	USD	—	(205,487)
Royal Bank of Scotland	December 18, 2013	185,177,000	SEK	27,817,058	USD	—	(944,730)
Royal Bank of Scotland	December 18, 2013	23,800,000	SGD	18,688,307	USD	—	(284,473)
Royal Bank of Scotland	December 18, 2013	5,100,000	TRY	2,532,036	USD	42,506	—
Royal Bank of Scotland	December 18, 2013	24,970,000	TRY	11,933,058	USD	—	(255,873)
Royal Bank of Scotland	December 18, 2013	468,700,000	TWD	15,840,839	USD	—	(62,583)
Royal Bank of Scotland	December 18, 2013	22,260,315	USD	24,388,000	AUD	375,723	—
Royal Bank of Scotland	December 18, 2013	16,214,817	USD	17,314,000	AUD	—	(144,604)
Royal Bank of Scotland	December 18, 2013	2,545,347	USD	5,800,000	BRL	25,959	—
Royal Bank of Scotland	December 18, 2013	4,955,637	USD	11,100,000	BRL	—	(34,688)
Royal Bank of Scotland	December 18, 2013	50,493,499	USD	52,426,000	CAD	303,072	—
Royal Bank of Scotland	December 18, 2013	17,105,521	USD	17,582,000	CAD	—	(69,979)
Royal Bank of Scotland	December 18, 2013	81,355	USD	74,000	CHF	527	—
Royal Bank of Scotland	December 18, 2013	1,332,036	USD	670,000,000	CLP	—	(19,101)
Royal Bank of Scotland	December 18, 2013	156,250	USD	300,000,000	COP	46	—
Royal Bank of Scotland	December 18, 2013	1,681,977	USD	3,200,000,000	COP	—	(14,815)
Royal Bank of Scotland	December 18, 2013	3,913,832	USD	74,600,000	CZK	16,805	—
Royal Bank of Scotland	December 18, 2013	286,500,948	USD	216,514,000	EUR	6,470,029	—
Royal Bank of Scotland	December 18, 2013	4,092,468	USD	3,022,000	EUR	—	(3,318)
Royal Bank of Scotland	December 18, 2013	42,580,913	USD	26,939,700	GBP	1,005,655	—
Royal Bank of Scotland	December 18, 2013	263,748	USD	60,000,000	HUF	7,666	—
Royal Bank of Scotland	December 18, 2013	2,636,366	USD	580,000,000	HUF	—	(12,694)
Royal Bank of Scotland	December 18, 2013	107,720	USD	1,200,000,000	IDR	—	(6,514)
Royal Bank of Scotland	December 18, 2013	9,426,023	USD	33,760,000	ILS	140,203	—
Royal Bank of Scotland	December 18, 2013	1,512,284	USD	5,300,000	ILS	—	(10,477)
Royal Bank of Scotland	December 18, 2013	711,462	USD	49,000,000	INR	51,780	—
Royal Bank of Scotland	December 18, 2013	2,507,508	USD	160,000,000	INR	—	(15,292)
Royal Bank of Scotland	December 18, 2013	17,721,222	USD	1,754,371,000	JPY	136,338	—
Royal Bank of Scotland	December 18, 2013	5,783,097	USD	564,793,000	JPY	—	(34,128)
Royal Bank of Scotland	December 18, 2013	25,339,682	USD	27,880,000,000	KRW	451,687	—
Royal Bank of Scotland	December 18, 2013	3,499,338	USD	3,770,000,000	KRW	—	(11,768)
Royal Bank of Scotland	December 18, 2013	1,818,687	USD	24,000,000	MXN	3,251	—
Royal Bank of Scotland	December 18, 2013	13,215,714	USD	170,000,000	MXN	—	(310,321)
Royal Bank of Scotland	December 18, 2013	3,126,317	USD	10,000,000	MYR	—	(72,110)
Royal Bank of Scotland	December 18, 2013	56,775,598	USD	334,339,000	NOK	—	(1,337,451)
Royal Bank of Scotland	December 18, 2013	71,408,734	USD	89,459,000	NZD	2,490,412	—
Royal Bank of Scotland	December 18, 2013	1,950,360	USD	2,338,000	NZD	—	(19,014)
Royal Bank of Scotland	December 18, 2013	6,147,871	USD	264,000,000	PHP	—	(61,135)
Royal Bank of Scotland	December 18, 2013	16,103,962	USD	51,440,000	PLN	292,015	—
Royal Bank of Scotland	December 18, 2013	5,485,102	USD	17,000,000	PLN	—	(66,525)
Royal Bank of Scotland	December 18, 2013	5,789,391	USD	193,000,000	RUB	82,234	—
Royal Bank of Scotland	December 18, 2013	17,018,193	USD	549,000,000	RUB	—	(316,005)
Royal Bank of Scotland	December 18, 2013	29,501,681	USD	192,696,000	SEK	427,961	—
Royal Bank of Scotland	December 18, 2013	31,162,700	USD	198,202,000	SEK	—	(377,862)
Royal Bank of Scotland	December 18, 2013	15,558,076	USD	19,720,000	SGD	162,227	—
Royal Bank of Scotland	December 18, 2013	7,615,356	USD	9,500,000	SGD	—	(42,187)
Royal Bank of Scotland	December 18, 2013	96,348	USD	200,000	TRY	1,280	—
Royal Bank of Scotland	December 18, 2013	5,286,885	USD	10,600,000	TRY	—	(112,570)
Royal Bank of Scotland	December 18, 2013	11,637,660	USD	344,000,000	TWD	34,575	—
Royal Bank of Scotland	December 18, 2013	9,795,056	USD	288,000,000	TWD	—	(22,950)

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	December 18, 2013	48,225	USD	500,000	ZAR	997	—
Royal Bank of Scotland	December 18, 2013	9,186,291	USD	91,900,000	ZAR	—	(139,180)
Royal Bank of Scotland	December 18, 2013	150,500,000	ZAR	14,855,947	USD	39,949	—
Royal Bank of Scotland	December 18, 2013	22,300,000	ZAR	2,172,748	USD	—	(22,579)
Total						13,309,094	(15,328,555)

Total Return Swap Contracts on Futures at September 30, 2013

At September 30, 2013 cash totaling $110,000 was pledged as collateral to cover open total return swap contracts.

At September 30, 2013 cash totaling $20,000 was received from broker as collateral to cover open total return equity swap contracts.

Issuer	Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Barclays	BRENT CRUDE	70	USD	7,520,100	December 2013	—	(11,200)
Barclays	COFFEE ‘C’	(2)	USD	(85,275)	December 2013	4,988	—
Barclays	EURO-SCHATZ	(196)	EUR	(29,273,519)	December 2013	—	(66,349)
Barclays	GAS OIL	22	USD	2,006,400	November 2013	—	(26,620)
Barclays	GOLD 100 OZ.	(7)	USD	(928,900)	December 2013	—	(11,900)
Barclays	LEAN HOGS	136	USD	4,712,400	December 2013	—	(42,380)
Barclays	LME PRI ALUMINUM	(67)	USD	(3,081,581)	December 2013	—	(20,219)
Barclays	NATURAL GAS	(110)	USD	(3,916,000)	November 2013	137,500	—
Barclays	SILVER	(36)	USD	(3,907,440)	December 2013	1,890	—
Barclays	SOYBEAN	20	USD	1,282,750	November 2013	—	(69,960)
Barclays	SOYBEAN OIL	(89)	USD	(2,194,740)	December 2013	333,912	—
Barclays	SUGAR #11	(14)	USD	(284,435)	March 2014	—	(10,160)
JPMorgan	SWISS MARKET INDEX	161	CHF	14,277,879	December 2013	—	(43,519)
Barclays	WHEAT	(212)	USD	(7,192,100)	December 2013	—	(378,447)
Barclays	WTI CRUDE	82	USD	8,391,060	November 2013	—	(399,280)
Total						478,290	(1,080,034)

Notes to Consolidated Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends-Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	205,311,152	902,969,500	(920,729,514)	187,551,138	212,640	187,551,138

(c)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $395,140,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$17,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$17,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint

IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
Treasury Bills	107,606,073	—	—	107,606,073
Total Short-Term Securities	107,606,073	—	—	107,606,073
Mutual Funds
Money Market Funds	287,551,138	—	—	287,551,138
Total Mutual Funds	287,551,138	—	—	287,551,138
Investments in Securities	395,157,211	—	—	395,157,211
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	13,309,094	—	13,309,094
Futures Contracts	3,017,740	—	—	3,017,740
Total Return Swap Contracts on Futures	—	478,290	—	478,290
Liabilities
Forward Foreign Currency Exchange Contracts	—	(15,328,555)	—	(15,328,555)
Futures Contracts	(4,692,425)	—	—	(4,692,425)
Total Return Swap Contracts on Futures	—	(1,080,034)	—	(1,080,034)
Total	393,482,526	(2,621,205)	—	390,861,321

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Consolidated Portfolio of Investments

Variable Portfolio – Multi-Strategy Alternatives Fund

(formerly Variable Portfolio – Eaton Vance Global Macro Advantage Fund)

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer			Shares	Value

Common Stocks 1.6%
FRANCE 0.1%
Sanofi			1,951	$197,877
Total SA			4,296	249,299
Total				447,176
GERMANY 1.5%
Deutsche Euroshop AG			28,550	1,237,316
Deutsche Wohnen AG			67,739	1,211,949
GAGFAH SA (a)			100,620	1,312,097
GSW Immobilien AG			28,299	1,243,283
Total				5,004,645
Total Common Stocks (Cost: $4,404,825)				$5,451,821

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds(b) 5.7%
AUSTRALIA 0.6%
Australia Government Bond Senior Unsecured
02/21/22	1.250%	AUD	2,333,982	$2,161,096
NEW ZEALAND 1.2%
New Zealand Government Bond Senior Unsecured
09/20/25	2.000%	NZD	5,046,648	3,968,206
TURKEY 3.9%
Turkey Government Bond
04/01/20	4.000%	TRY	533,307	280,405
01/06/21	3.000%	TRY	22,289,380	10,998,798
07/21/21	3.000%	TRY	3,371,831	1,657,669
10/26/22	2.000%	TRY	691,494	311,539
Total				13,248,411
Total Inflation-Indexed Bonds (Cost: $20,742,850)				$19,377,713

Foreign Government Obligations(b) 33.8%
ALBANIA 0.4%
Albania Government International Bond Senior Unsecured
11/04/15	7.500%	EUR	950,000	1,317,467

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (b) (continued)
AUSTRALIA 1.9%
Australia Government Bond Senior Unsecured
07/15/22	5.750%	AUD	$5,822,000	$6,235,727
BAHRAIN 0.8%
Bahrain Government International Bond Senior Unsecured (c)
08/01/23	6.125%		2,691,000	2,691,538
BERMUDA 1.3%
Bermuda Government International Bond Senior Unsecured (c)
02/06/24	4.854%		4,500,000	4,477,500
GUATEMALA 0.5%
Guatemala Government Bond Senior Unsecured (c)
02/13/28	4.875%		1,870,000	1,706,375
JAMAICA 0.5%
Jamaica Government International Bond
06/20/17	10.625%		720,000	784,800
Senior Unsecured
06/24/19	8.000%		905,000	891,425
Total				1,676,225
LEBANON 0.3%
Lebanon Government Bond
07/17/14	9.000%	LBP	363,660,000	247,439
08/28/14	8.380%	LBP	564,430,000	383,389
Republic of Lebanon
01/09/14	5.940%	LBP	542,950,000	360,245
07/31/14	8.740%	LBP	215,900,000	146,740
Total				1,137,813
MEXICO 6.7%
Mexican Bonos
06/19/14	7.000%	MXN	256,025,900	20,006,342
12/18/14	9.500%	MXN	32,150,000	2,623,204
Total				22,629,546
MONGOLIA 0.2%
Mongolia Government International Bond Senior Unsecured (c)
01/05/18	4.125%		660,000	602,421

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (b) (continued)

NETHERLANDS 0.2%
Republic of Angola Via Northern Lights III BV Senior Unsecured
08/16/19	7.000%		$530,000	$568,425
NEW ZEALAND 1.2%
New Zealand Government Bond
Senior Unsecured
12/15/17	6.000%	NZD	2,260,000	2,027,771
03/15/19	5.000%	NZD	2,260,000	1,953,289
Total				3,981,060
PARAGUAY 0.2%
Republic of Paraguay Senior Unsecured (c)
01/25/23	4.625%		779,000	706,943
PHILIPPINES 2.1%
Philippine Government International Bond Senior Unsecured
01/14/36	6.250%	PHP	282,000,000	7,189,251
ROMANIA 6.3%
Romania Government Bond
07/28/14	5.850%	RON	4,500,000	1,387,862
10/25/14	6.250%	RON	1,020,000	317,017
04/30/15	6.000%	RON	2,510,000	784,798
10/26/15	5.800%	RON	22,950,000	7,192,396
01/27/16	5.750%	RON	25,530,000	8,003,046
04/30/16	6.000%	RON	2,060,000	650,046
07/26/17	5.900%	RON	8,520,000	2,715,916
Total				21,051,081
RWANDA 0.7%
Rwanda Government Bond Senior Unsecured (c)
05/02/23	6.625%		2,511,000	2,209,680
SERBIA 2.9%
Republic of Serbia
Senior Unsecured
09/28/21	7.250%		2,262,000	2,349,652
Republic of Serbia (c)
Senior Unsecured
09/28/21	7.250%		230,000	238,912
Serbia Government Bond
04/04/15	10.000%	RSD	200,000,000	2,312,475
05/16/15	10.000%	RSD	150,100,000	1,730,258
02/21/16	10.000%	RSD	232,180,000	2,619,106

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (b) (continued)
Serbia Treasury Bonds
04/25/16	10.000%	RSD	$39,250,000	$440,104
Total				9,690,507

SLOVENIA 3.3%

Slovenia Government Bond
01/18/21	4.375%	EUR	3,337,000	4,000,220
Senior Unsecured
01/26/20	4.125%	EUR	852,000	1,025,839
Slovenia Government Bond (c)
05/10/23	5.850%		6,416,000	6,098,673
Total				11,124,732
SRI LANKA 2.4%
Republic of Sri Lanka Senior Unsecured (c)
07/27/21	6.250%		2,246,000	2,139,315
Sri Lanka Government International Bond
Senior Unsecured
07/27/21	6.250%		2,838,000	2,703,195
07/25/22	5.875%		2,400,000	2,196,000
Sri Lanka Government International Bond (c)
01/22/15	7.400%		100,000	103,000
Senior Unsecured
07/25/22	5.875%		1,080,000	997,252
Total				8,138,762
TANZANIA 0.3%
Tanzania Government International Bond (d)
03/09/20	6.392%		836,000	863,170
TURKEY 0.2%
Republic of Turkey (e)
04/09/14	0.000%	TRY	1,736,653	825,247
VENEZUELA 1.4%
Venezuela Government International Bond Senior Unsecured
10/08/14	8.500%		4,788,000	4,788,000
Total Foreign Government Obligations (Cost: $112,730,098)				$113,611,470

Issuer	Effective Yield		Par/ Principal/ Shares	Value

Treasury Bills(b) 45.6%
CROATIA 2.1%
Croatian Treasury Bills
02/12/15	4.740%	EUR	5,438,000	6,908,238

Issuer	Effective Yield		Par/ Principal/ Shares	Value

Treasury Bills (b) (continued)
LEBANON 1.7%
Lebanon Treasury Bills
10/10/13	4.640%	LBP	$615,050,000	$406,667
11/07/13	4.650%	LBP	176,770,000	116,463
11/21/13	4.660%	LBP	507,870,000	334,008
12/05/13	4.760%	LBP	1,123,940,000	737,731
12/19/13	4.800%	LBP	427,160,000	279,851
01/02/14	4.830%	LBP	863,670,000	564,759
01/16/14	4.880%	LBP	2,396,590,000	1,564,043
04/17/14	5.140%	LBP	727,900,000	468,759
05/29/14	5.180%	LBP	568,780,000	364,099
06/12/14	5.190%	LBP	488,130,000	311,846
07/10/14	5.220%	LBP	370,240,000	235,581
07/24/14	5.260%	LBP	487,300,000	309,363
Total				5,693,170
MEXICO 0.3%
Mexican Cetes
06/26/14	3.680%	MXN	11,160,000	830,060
Mexican Treasury Bills
10/03/13	3.710%	MXN	1,820,000	139,000
Total				969,060
ROMANIA 1.0%
Romania Treasury Bills
01/15/14	4.010%	RON	11,800,000	3,541,921
SERBIA 3.0%
Serbia Treasury Bills
12/12/13	9.940%	RSD	296,310,000	3,431,600
02/20/14	10.040%	RSD	103,940,000	1,181,211
04/03/14	10.300%	RSD	70,000,000	785,780
05/22/14	10.600%	RSD	156,000,000	1,725,325
05/29/14	10.640%	RSD	256,000,000	2,825,172
Total				9,949,088
SINGAPORE 4.7%
Singapore Treasury Bills
11/15/13	0.250%	SGD	10,831,000	8,630,700
02/21/14	0.210%	SGD	7,830,000	6,236,157
03/21/14	0.280%	SGD	1,343,000	1,069,093
Total				15,935,950
UNITED STATES 31.9%
U.S. Treasury Bills
10/24/13	0.020%		28,800,000	28,799,534
U.S. Treasury Bills (j)
10/17/13	0.020%		20,000,000	19,999,859
12/19/13	0.020%		58,600,000	58,598,066
Total				107,397,459

Issuer	Effective Yield		Par/ Principal/ Shares	Value

Treasury Bills (b) (continued)
ZAMBIA 0.9%
Zambia Treasury Bills
07/28/14	13.540%	ZMW	$1,815,000	$307,484
08/25/14	13.660%	ZMW	9,200,000	1,542,638
09/08/14	13.570%	ZMW	2,130,000	355,754
09/22/14	13.610%	ZMW	5,020,000	834,301
Total				3,040,177
Total Treasury Bills (Cost: $152,962,211)				$153,435,063

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls (k) 0.1%

Colombian Peso
1,352,500,000	COP	1,757.00	02/18/14	1,365
3,706,400,000	COP	1,757.00	02/18/14	3,741
2,137,100,000	COP	1,757.00	02/18/14	2,157
1,814,907,000	COP	1,757.00	02/18/14	1,831
5,551,326,000	COP	1,757.00	02/18/14	5,603
2,056,865,000	COP	1,757.00	02/18/14	2,076
5,714,774,000	COP	1,757.00	02/18/14	5,768
5,539,317,000	COP	1,757.00	02/18/14	5,591
Kospi 200 Index
186		300.00	08/14/14	434,671
Total Options Purchased Calls (Cost: $436,859)				$462,803

Options Purchased Puts (l) 0.1%

British Pound
11,579,000	GBP	1.40	03/13/14	11,078
23,194,000	GBP	1.35	03/13/14	10,927
Columbian Peso
3,899,000		1,845.00	06/12/14	28,404
Euro
5,700,000	EUR	1.26	10/31/13	972
11,793,982	EUR	1.26	01/21/14	35,262
15,000,000	EUR	1.23	04/29/14	88,720

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts (continued)

Indian Rupee
4,414,000		56.50	06/09/14	$10,055
4,394,000		56.50	06/09/14	10,009
8,617,000		57.00	06/16/14	23,059
6,813,882		58.00	06/19/14	25,423
5,952,000		59.00	07/01/14	31,135
5,668,000		59.00	07/01/14	29,649
Total Options Purchased Puts (Cost: $1,942,272)				$304,693

	Shares	Value

Money Market Funds 9.3%

Columbia Short-Term Cash Fund, 0.089% (f)(g)(h)	31,143,930	31,143,930
Total Money Market Funds (Cost: $31,143,930)		$31,143,930

Total Investments (Cost: $324,363,045)		$323,787,493(i)
Other Assets & Liabilities, Net		12,667,052
Net Assets		$336,454,545

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2013

At September 30, 2013, securities totaling $2,019,889 were pledged as collateral to cover open forward foreign currency exchange contracts.

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	October 1, 2013	699,846	USD	30,287,229	PHP	—	(4,227)
J.P. Morgan Securities, Inc.	October 1, 2013	1,413,462	USD	61,198,656	PHP	—	(7,889)
Goldman, Sachs & Co.	October 2, 2013	22,052,484	AUD	20,165,721	USD	—	(407,046)
Goldman, Sachs & Co.	October 2, 2013	11,616,355	USD	12,674,000	AUD	207,223	—
J.P. Morgan Securities, Inc.	October 2, 2013	3,492,382	USD	35,067,004	ZAR	261	—
Standard Chartered Bank	October 2, 2013	449,000	AUD	411,850	USD	—	(7,022)
Standard Chartered Bank	October 2, 2013	505,060,000	RUB	15,121,054	USD	—	(466,496)
Standard Chartered Bank	October 2, 2013	15,560,656	USD	505,060,000	RUB	26,894	—
Standard Chartered Bank	October 2, 2013	187,935	USD	1,000,000	ZMW	389	—
Standard Chartered Bank	October 2, 2013	352,180	USD	1,870,000	ZMW	—	(15)
Standard Chartered Bank	October 2, 2013	35,067,004	ZAR	3,461,618	USD	—	(31,024)
Goldman, Sachs & Co.	October 3, 2013	94,414,000	INR	1,392,537	USD	—	(114,966)
Goldman, Sachs & Co.	October 3, 2013	2,435,691	USD	162,200,000	INR	154,147	—
Standard Chartered Bank	October 3, 2013	207,850,758	INR	3,043,083	USD	—	(275,659)
Goldman, Sachs & Co.	October 7, 2013	3,770,000	EUR	4,988,803	USD	—	(111,512)
J.P. Morgan Securities, Inc.	October 7, 2013	142,289,215	PHP	3,215,721	USD	—	(53,733)
Goldman, Sachs & Co.	October 10, 2013	2,743,344	USD	119,939,000	PHP	13,287	—
Standard Chartered Bank	October 10, 2013	114,485,000	RUB	3,408,103	USD	—	(119,872)
Standard Chartered Bank	October 11, 2013	2,512,377	TRY	1,239,639	USD	—	(2,062)
Goldman, Sachs & Co.	October 15, 2013	12,795,640	GBP	19,839,832	USD	—	(872,704)
Goldman, Sachs & Co.	October 15, 2013	253,829,000	TWD	8,495,515	USD	—	(92,760)
Goldman, Sachs & Co.	October 15, 2013	3,312,627	USD	2,105,100	GBP	94,936	—
Goldman, Sachs & Co.	October 15, 2013	8,475,092	USD	253,829,000	TWD	113,183	—
J.P. Morgan Securities, Inc.	October 15, 2013	10,898,818	EUR	3,260,991,357	HUF	73,200	—
J.P. Morgan Securities, Inc.	October 15, 2013	5,681,226,000	HUF	19,270,151	EUR	254,633	—
Standard Chartered Bank	October 15, 2013	600,864,703	HUF	2,039,111	EUR	28,335	—
Goldman, Sachs & Co.	October 16, 2013	12,724,552,000	IDR	1,111,435	USD	16,334	—
Goldman, Sachs & Co.	October 17, 2013	3,106,157,000	IDR	275,613	USD	8,356	—
Citibank	October 21, 2013	12,479,077	USD	546,022,000	PHP	82,655	—
J.P. Morgan Securities, Inc.	October 21, 2013	223,682	USD	282,000	SGD	1,107	—
Goldman, Sachs & Co.	October 22, 2013	6,346,000	MYR	1,911,158	USD	—	(33,382)
Goldman, Sachs & Co.	October 22, 2013	3,538,813	USD	11,625,000	MYR	23,316	—
J.P. Morgan Securities, Inc.	October 22, 2013	3,277,580	USD	10,763,574	MYR	20,591	—

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	October 22, 2013	5,717,180	MYR	1,725,056	USD	—	(26,801)
Standard Chartered Bank	October 23, 2013	5,717,218	MYR	1,732,753	USD	—	(19,008)
Goldman, Sachs & Co.	October 24, 2013	154,382,000	INR	2,437,620	USD	—	(7,224)
J.P. Morgan Securities, Inc.	October 24, 2013	5,632,730	USD	341,473,000	INR	—	(225,052)
Standard Chartered Bank	October 24, 2013	163,070,000	INR	2,575,002	USD	—	(7,427)
Standard Chartered Bank	October 25, 2013	2,983,331	USD	128,865,000	PHP	—	(17,630)
Citibank	October 30, 2013	32,056,374	EUR	42,580,802	USD	—	(789,964)
Goldman, Sachs & Co.	October 30, 2013	20,939,307	EUR	27,831,981	USD	—	(497,917)
Goldman, Sachs & Co.	October 30, 2013	3,265,002	USD	2,442,171	EUR	39,141	—
Goldman, Sachs & Co.	October 30, 2013	1,223,565	USD	903,195	EUR	—	(1,585)
Goldman, Sachs & Co.	October 31, 2013	140,065,000	INR	2,206,547	USD	—	(2,041)
Goldman, Sachs & Co.	October 31, 2013	2,516,626	USD	152,500,000	INR	—	(108,226)
Standard Chartered Bank	November 1, 2013	505,060,000	RUB	15,480,909	USD	—	(4,762)
Morgan Stanley	November 4, 2013	15,372,000	BRL	6,744,176	USD	—	(133,515)
Citibank	November 5, 2013	195,906,465	INR	2,831,632	USD	—	(257,509)
Goldman, Sachs & Co.	November 5, 2013	15,653,820	CHF	16,847,646	USD	—	(466,931)
Goldman, Sachs & Co.	November 6, 2013	2,104,336	USD	91,486,000	PHP	2,989	—
Goldman, Sachs & Co.	November 12, 2013	2,815,618	USD	10,103,000	ILS	49,062	—
Wells Fargo Bank	November 12, 2013	42,742,806	EUR	56,269,501	USD	—	(1,561,539)
Wells Fargo Bank	November 12, 2013	49,872,420	USD	37,767,134	EUR	1,226,533	—
Goldman, Sachs & Co.	November 15, 2013	10,534,978	EUR	91,530,000	SEK	—	(26,993)
Goldman, Sachs & Co.	November 15, 2013	91,530,000	SEK	10,474,937	EUR	—	(54,243)
Citibank	November 18, 2013	3,279,486	USD	6,221,185,000	COP	—	(29,589)
Goldman, Sachs & Co.	November 18, 2013	3,472,748,000	JPY	35,007,187	USD	—	(332,399)
Goldman, Sachs & Co.	November 18, 2013	2,806,750	USD	276,942,000	JPY	11,484	—
Standard Chartered Bank	November 18, 2013	2,750,228	USD	175,283,000	INR	3,392	—
J.P. Morgan Securities, Inc.	November 20, 2013	506,913,000	CLP	974,083	USD	—	(23,019)
Standard Chartered Bank	November 20, 2013	1,168,847,000	CLP	2,247,783	USD	—	(51,349)
Standard Chartered Bank	November 22, 2013	4,655,448	USD	8,852,800,000	COP	—	(32,312)
Standard Chartered Bank	November 25, 2013	5,943,667	USD	20,985,900	ILS	5,443	—
J.P. Morgan Securities, Inc.	November 26, 2013	4,625,996	MYR	1,384,158	USD	—	(30,484)
J.P. Morgan Securities, Inc.	November 29, 2013	8,490,339	NZD	7,005,251	USD	—	(18,087)
Goldman, Sachs & Co.	December 11, 2013	103,201,000	ZAR	10,363,835	USD	192,098	—
Goldman, Sachs & Co.	December 16, 2013	72,670,000	RUB	2,214,199	USD	2,456	—
Goldman, Sachs & Co.	December 16, 2013	2,244,807	USD	72,670,000	RUB	—	(33,063)
Goldman, Sachs & Co.	December 18, 2013	1,276,605	EUR	6,046,000	ILS	—	(14,215)
Standard Chartered Bank	December 18, 2013	2,630,755	EUR	11,086,000	PLN	—	(26,196)
J.P. Morgan Securities, Inc.	January 8, 2014	35,067,004	ZAR	3,440,809	USD	2,899	—
Goldman, Sachs & Co.	January 15, 2014	9,827,484	AUD	9,107,228	USD	4,916	—
Goldman, Sachs & Co.	January 23, 2014	2,952,100	EUR	3,945,482	USD	—	(49,515)
Goldman, Sachs & Co.	January 23, 2014	3,951,221	USD	2,952,100	EUR	43,776	—
Goldman, Sachs & Co.	February 18, 2014	3,146,061	EUR	5,303,000	SGD	—	(29,765)
Goldman, Sachs & Co.	February 18, 2014	273,136,133	JPY	3,536,660	SGD	38,164	—
Citibank	March 21, 2014	11,057,000	HRK	1,439,883	EUR	—	(5,909)
Morgan Stanley	March 21, 2014	4,932,000	HRK	646,269	EUR	2,787	—
Citibank	April 2, 2014	16,502,700	HRK	2,152,363	EUR	—	(3,078)
Citibank	April 3, 2014	8,854,000	HRK	1,150,334	EUR	—	(7,639)
Citibank	May 16, 2014	11,941,759	USD	398,436,798	RUB	—	(90,222)
Standard Chartered Bank	May 16, 2014	3,984,942	USD	132,987,467	RUB	—	(29,218)
Standard Chartered Bank	May 27, 2014	3,635,606	USD	120,465,811	RUB	—	(58,217)
Standard Chartered Bank	June 17, 2014	1,854,301,000	IDR	152,241	USD	2,410	—
Standard Chartered Bank	July 21, 2014	1,227,580	USD	13,871,659,000	IDR	—	(114,740)
Goldman, Sachs & Co.	July 22, 2014	1,216,668	USD	13,894,350,700	IDR	—	(102,230)
J.P. Morgan Securities, Inc.	August 20, 2014	2,758,915	USD	32,127,568,000	IDR	—	(197,417)
Standard Chartered Bank	August 20, 2014	862,441	USD	10,000,000,000	IDR	—	(65,151)
Total						2,746,397	(8,152,550)

Futures Contracts Outstanding at September 30, 2013

At September 30, 2013, cash totaling $2,228,948 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
CAC 40 Index	(66)	EUR	(3,701,886)	October 2013	3,892	—
Euro-Bobl, 5 year	(143)	EUR	(24,073,866)	December 2013	—	(398,239)
Euro-Bund, 10 year	(21)	EUR	(3,991,585)	December 2013	—	(112,014)
Euro-OAT, 10 year	(184)	EUR	(32,980,005)	December 2013	—	(876,116)
Euro-SCHATZ, 2 year	(12)	EUR	(1,792,256)	December 2013	—	(6,021)
Japanese Government Bond, 10 year	(17)	JPY	(24,925,378)	December 2013	—	(177,451)
Nikkei 225	63	JPY	9,267,816	December 2013	87,371	—
USD IRS Primary, 10 year	(282)	USD	(27,270,283)	December 2013	—	(833,027)
USD IRS Primary, 5 year	(13)	USD	(1,288,625)	December 2013	—	(27,646)
Platinum	135	USD	9,533,700	January 2014	—	(82,739)
LME Copper	(19)	USD	(3,496,000)	December 2014	—	(14,305)
Sterling, 90-day	721	GBP	142,883,251	September 2016	—	(282,735)
Total					91,263	(2,810,293)

Open Options Contracts Written at September 30, 2013

At September 30, 2013, securities totaling $334,373 were pledged as collateral to cover open options contracts written.

Issuer	Puts/Calls		Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Indian Rupee	Call	INR	3,492,000	65.00	65,126	June 2014	200,787
Indian Rupee	Call	INR	3,554,000	65.00	63,261	June 2014	204,351
Indian Rupee	Call	INR	6,894,000	67.00	136,157	June 2014	316,090
Indian Rupee	Call	INR	6,813,882	70.00	113,110	June 2014	222,426
Indian Rupee	Call	INR	5,952,000	72.00	115,766	July 2014	164,001
Indian Rupee	Call	INR	5,668,000	72.00	115,344	July 2014	156,176
Total							1,263,831

Credit Default Swap Contracts Outstanding at September 30, 2013

At September 30, 2013, securities totaling $487,588 were pledged as collateral to cover open credit default swap contracts.  In addition, securities and cash totaling $5,270,307 were received from broker as cash totaling $5,270,307 were received from broker as collateral to cover open credit default swap contracts.

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Republic of Croatia	December 20, 2016	1.000	185,000	10,129	(8,372)	(57)	1,700	—
Citibank	People’s Republic of China	June 20, 2017	1.000	1,520,000	(22,151)	(19,579)	(464)	—	(42,194)
Citibank	Kingdom of Thailand	June 20, 2017	1.000	1,350,000	(501)	(24,793)	(413)	—	(25,707)
Goldman Sachs International	Republic of Colombia	June 20, 2017	1.000	1,020,000	3,566	(24,912)	(312)	—	(21,658)
JPMorgan	Kingdom of Thailand	June 20, 2017	1.000	2,000,000	(742)	(22,319)	(611)	—	(23,672)
JPMorgan	People’s Republic of China	June 20, 2017	1.000	2,000,000	(29,144)	(8,441)	(611)	—	(38,196)
JPMorgan	People’s Republic of China	June 20, 2017	1.000	1,700,000	(24,773)	(14,869)	(519)	—	(40,161)
Morgan Stanley	Kingdom of Thailand	June 20, 2017	1.000	1,520,000	(564)	(31,449)	(464)	—	(32,477)
Morgan Stanley	Tunisian Republic	June 20, 2017	1.000	5,300,000	426,805	(329,241)	(1,619)	95,945	—
Morgan Stanley	People’s Republic of China	June 20, 2017	1.000	2,200,000	(32,059)	(18,522)	(672)	—	(51,253)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered	Kingdom of Thailand	June 20, 2017	1.000	1,700,000	(632)	(27,119)	(519)	—	(28,270)
JPMorgan	Tunisian Republic	September 20, 2017	1.000	480,000	41,800	(35,096)	(147)	6,557	—
Citibank	Republic of Croatia	December 20, 2017	1.000	1,500,000	122,494	(84,254)	(458)	37,782	—
Goldman Sachs International	Republic of Croatia	December 20, 2017	1.000	2,000,000	163,325	(112,637)	(611)	50,077	—
Morgan Stanley	Republic of Croatia	December 20, 2017	1.000	1,380,000	112,694	(75,183)	(422)	37,089	—
Morgan Stanley	Republic of Croatia	December 20, 2017	1.000	1,810,000	147,809	(105,530)	(553)	41,726	—
Citibank	Kingdom of Thailand	March 20, 2018	1.000	310,000	2,245	132	(95)	2,282	—
Citibank	Republic of Croatia	March 20, 2018	1.000	1,060,000	94,354	(87,382)	(324)	6,648	—
JPMorgan	Lebanese Republic	March 20, 2018	5.000	1,428,000	(77,078)	52,708	(2,182)	—	(26,552)
JPMorgan	People’s Republic of China	March 20, 2018	1.000	1,200,000	(13,414)	16,576	(367)	2,795	—
JPMorgan	State of Qatar	March 20, 2018	1.000	865,000	(14,713)	12,985	(264)	—	(1,992)
Citibank	Republic of Croatia	June 20, 2018	1.000	1,520,000	146,449	(133,453)	(464)	12,532	—
Citibank	Bolivarian Republic of Venezuela	June 20, 2018	5.000	1,150,000	167,010	(123,128)	(1,757)	42,125	—
Citibank	Bolivarian Republic of Venezuela	June 20, 2018	5.000	3,420,000	496,673	(371,672)	(5,225)	119,776	—
Citibank	Bolivarian Republic of Venezuela	June 20, 2018	5.000	612,000	88,878	(67,903)	(935)	20,040	—
Citibank	Bolivarian Republic of Venezuela	June 20, 2018	5.000	1,952,000	283,481	(216,533)	(2,982)	63,966	—
Citibank	Markit iTraxx Asia Ex-Japan Investment Grade	June 20, 2018	1.000	1,472,000	14,381	(27,244)	(450)	—	(13,313)
Goldman Sachs International	State of Qatar	June 20, 2018	1.000	2,900,000	(47,203)	38,555	(886)	—	(9,534)
Goldman Sachs International	Lebanese Republic	June 20, 2018	1.000	10,051,000	1,182,388	(1,279,449)	(3,071)	—	(100,132)
Goldman Sachs International	Markit iTraxx Asia Ex-Japan Investment Grade	June 20, 2018	1.000	1,963,000	19,178	(35,906)	(600)	—	(17,328)
JPMorgan	Russian Federation	June 20, 2018	1.000	2,260,000	66,230	(38,346)	(691)	27,193	—
JPMorgan	Russian Federation	June 20, 2018	1.000	5,417,000	158,748	(89,545)	(1,655)	67,548	—
JPMorgan	Russian Federation	June 20, 2018	1.000	870,000	25,496	(13,320)	(266)	11,910	—
Morgan Stanley	Republic of Croatia	June 20, 2018	1.000	718,000	69,178	(68,273)	(219)	686	—
Morgan Stanley	Republic of Croatia	June 20, 2018	1.000	505,000	48,656	(46,905)	(154)	1,597	—
Morgan Stanley	Republic of Croatia	June 20, 2018	1.000	550,000	52,992	(46,785)	(168)	6,039	—
JPMorgan	State of Qatar	September 20, 2018	1.000	5,412,000	(84,175)	25,687	(1,654)	—	(60,142)
Goldman Sachs International	Markit iTraxx Europe Senior Financials 20-V1	December 20, 2018	1.000	5,240,000	163,249	(138,858)	(2,166)	22,225	—
JPMorgan	Markit iTraxx Europe Subordinated Financials 20-V1	December 20, 2018	5.000	5,366,000	(993,362)	1,025,641	(11,091)	21,188	—
Citibank	United Mexican States	June 20, 2022	1.000	3,080,000	128,446	(178,544)	(941)	—	(51,039)
Citibank	United Mexican States	June 20, 2022	1.000	1,540,000	64,223	(100,960)	(471)	—	(37,208)
Goldman Sachs International	Federative Republic of Brazil	June 20, 2022	1.000	4,500,000	374,999	(263,112)	(1,375)	110,512	—
Goldman Sachs International	Republic of Colombia	June 20, 2022	1.000	1,700,000	93,632	(86,328)	(519)	6,785	—
Goldman Sachs International	United Mexican States	June 20, 2022	1.000	600,000	25,021	(34,290)	(183)	—	(9,452)
Goldman Sachs International	Federative Republic of Brazil	June 20, 2022	1.000	415,000	34,584	(29,900)	(127)	4,557	—
Goldman Sachs International	Republic of Colombia	June 20, 2022	1.000	4,600,000	253,356	(293,654)	(1,406)	—	(41,704)
Goldman Sachs International	United Mexican States	June 20, 2022	1.000	1,300,000	54,214	(85,557)	(397)	—	(31,740)
Morgan Stanley	Republic of Colombia	June 20, 2022	1.000	2,000,000	110,155	(77,165)	(611)	32,379	—
Morgan Stanley	Republic of Colombia	June 20, 2022	1.000	3,700,000	203,786	(208,859)	(1,131)	—	(6,204)
Morgan Stanley	Republic of Colombia	June 20, 2022	1.000	2,000,000	110,155	(135,759)	(611)	—	(26,215)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	Republic of South Africa	September 20, 2022	1.000	7,150,000	771,747	(573,469)	(2,185)	196,093	—
Goldman Sachs International	Republic of South Africa	September 20, 2022	1.000	11,200,000	1,208,890	(991,883)	(3,422)	213,585	—
Goldman Sachs International	Republic of South Africa	September 20, 2022	1.000	7,100,000	766,350	(497,251)	(2,169)	266,930	—
JPMorgan	Republic of South Africa	September 20, 2022	1.000	7,450,000	804,128	(587,211)	(2,276)	214,641	—
Morgan Stanley	Russian Federation	September 20, 2022	1.000	8,530,000	776,932	(1,074,200)	(2,606)	—	(299,874)
Morgan Stanley	Republic of South Africa	September 20, 2022	1.000	5,470,000	590,413	(422,572)	(1,671)	166,170	—
Goldman Sachs International	Republic of South Africa	December 20, 2022	1.000	2,945,000	327,893	(263,718)	(900)	63,275	—
Citibank	Republic of South Africa	June 20, 2023	1.000	3,250,000	383,227	(282,528)	(993)	99,706	—
Total								2,074,059	(1,036,017)

Credit Default Swap Contracts Outstanding at September 30, 2013 Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	United Mexican States	September 20, 2014	1.000	0.487	3,242,000	16,272	(14,254)	991	3,009	—
Goldman Sachs International	Federative Republic of Brazil	September 20, 2014	1.000	0.656	4,915,000	16,551	(7,426)	1,502	10,627	—
Morgan Stanley	Republic of Colombia	September 20, 2014	1.000	0.579	7,508,000	30,900	(33,011)	2,294	183	—
Citibank	Republic of South Africa	September 20, 2017	1.000	1.667	12,000,000	(306,883)	259,935	3,667	—	(43,281)
Goldman Sachs International	Republic of South Africa	September 20, 2017	1.000	1.667	11,200,000	(286,424)	291,597	3,422	8,595	—
Goldman Sachs International	Republic of South Africa	September 20, 2017	1.000	1.667	7,100,000	(181,572)	93,744	2,169	—	(85,659)
JPMorgan	Republic of South Africa	September 20, 2017	1.000	1.667	7,450,000	(190,523)	155,919	2,276	—	(32,328)
Morgan Stanley	Republic of South Africa	September 20, 2017	1.000	1.667	5,470,000	(139,887)	94,828	1,671	—	(43,388)
Goldman Sachs International	Republic of South Africa	December 20, 2017	1.000	1.720	2,945,000	(85,860)	58,935	900	—	(26,025)
Citibank	Republic of South Africa	June 20, 2018	1.000	1.863	3,250,000	(125,576)	74,261	993	—	(50,322)
JPMorgan	Republic of Turkey	September 20, 2022	1.000	2.551	8,530,000	(977,683)	462,073	2,606	—	(513,004)
Total									22,414	(794,007)

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swap Contracts Outstanding at September 30, 2013

At September 30, 2013, securities and cash totaling $666,200 were received from broker as collateral to cover open cross-currency swap contracts.

Counterparty	Fund Receives	Fund Pays	Expiration Date		Notional Amount of Currency Received ($)		Notional Amount of Currency Delivered	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.25% based on the notional amount of the currency received	October 16, 2020	USD	387,597	TRY	700,000	59,654	—
Citibank	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.74% based on the notional amount of the currency received	January 6, 2021	USD	2,470,270	TRY	4,505,772	333,769	—
Citibank	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.95% based on the notional amount of the currency received	January 6, 2021	USD	3,996,756	TRY	7,034,290	616,819	—
JPMorgan	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 7.13% based on the notional amount of the currency received	January 6, 2021	USD	3,420,025	TRY	6,173,145	420,258	—
JPMorgan	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.89% based on the notional amount of the currency received	January 6, 2021	USD	3,244,071	TRY	5,991,799	375,784	—
JPMorgan	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 7.86% based on the notional amount of the currency received	July 21, 2021	USD	1,095,980	TRY	2,098,802	77,724	—
Total								1,884,008	—

Interest Rate Swap Contracts Outstanding at September 30, 2013

At September 30, 2013, securities totaling $57,450 were pledged as collateral to cover open interest rate swap contracts.  In addition, securities and cash totaling $473,982 were received from broker as collateral to cover open interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	1-Day Overnight Brazil CETIP Interbank Deposit	Pay	10.554	January 2, 2015	BRL	63,628,511	145,519	—
JPMorgan	1-Day Overnight Brazil CETIP Interbank Deposit	Pay	11.443	January 2, 2017	BRL	54,094,209	200,334	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.333	July 30, 2017	PLN	2,150,000	19,520	—
Goldman Sachs International	6-Month PLN-WIBOR-WIBO	Pay	4.345	August 1, 2017	PLN	10,990,000	101,109	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.240	August 7, 2017	PLN	26,350,000	207,279	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.300	August 10, 2017	PLN	5,648,000	48,212	—
JPMorgan Chase Bank New York	6-Month PLN-WIBOR-WIBO	Pay	4.325	August 17, 2017	PLN	5,540,000	48,368	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.400	August 20, 2017	PLN	5,440,000	51,992	—
Morgan Stanley Capital Services	6-Month PLN-WIBOR-WIBO	Pay	4.370	August 23, 2017	PLN	5,480,000	50,194	—
Citibank	6-Month PLN-WIBOR-WIBO	Receive	3.350	August 27, 2017	PLN	3,200,000	9,519	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.350	August 27, 2017	PLN	3,200,000	28,361	—

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	6-Monrth PLN-WIBOR-WIBO	Pay	4.300	September 18, 2017	PLN	5,100,000	40,467	—
Citibank	6-Month PLN-WIBOR-WIBO	Receive	3.590	September 18, 2017	PLN	5,100,000	2,302	—
Citibank	6-Month PLN-WIBOR-WIBO	Pay	3.810	November 13, 2017	PLN	4,300,000	37,869	—
Citibank	6-Month PLN-WIBOR-WIBO	Pay	3.820	November 14, 2017	PLN	10,680,000	96,009	—
Citibank	6-Month PLN-WIBOR-WIBO	Pay	3.815	November 19, 2017	PLN	30,550,000	274,976	—
Citibank	6-Month PLN-WIBOR-WIBO	Receive	3.597	November 19, 2017	PLN	30,550,000	—	(67,028)
Goldman Sachs International	6-Month PLN-WIBOR-WIBO	Pay	3.800	November 20, 2017	PLN	10,984,000	96,248	—
Citibank	28-Day MXN TIIE-Banxico	Receive	5.400	July 13, 2018	MXN	51,590,000	—	(26,202)
JPMorgan	28-Day MXN TIIE-Banxico	Receive	5.410	July 13, 2018	MXN	75,821,000	—	(41,684)
Citibank	28-Day MXN TIIE-Banxico	Receive	5.440	July 17, 2018	MXN	26,210,000	—	(16,387)
JPMorgan	28-Day MXN TIIE-Banxico	Receive	5.445	July 17, 2018	MXN	19,660,000	—	(12,621)
Citibank	28-Day MXN TIIE-Banxico	Receive	5.395	July 18, 2018	MXN	26,300,000	—	(12,306)
Goldman Sachs International	3-Month KRW-CD-KSDA-Bloomberg	Receive	3.263	August 19, 2018	KRW	1,950,758,000	—	(19,320)
JPMorgan	3-Month KRW-CD-KSDA-Bloomberg	Receive	3.260	August 19, 2018	KRW	650,253,000	—	(6,346)
Citbank	3-Month KRW-CD-KSDA-Bloomberg	Receive	3.300	August 20, 2018	KRW	2,710,557,000	—	(31,100)
Citibank	3-Month KRW-CD-KSDA-Bloomberg	Receive	3.263	August 22, 2018	KRW	11,362,006,252	—	(111,460)
Citibank London	3-Month NZD-BBR-FRA	Pay	3.815	August 13, 2022	NZD	3,859,000	—	(224,020)
JPMorgan	3-Month NZD-BBR-FRA	Pay	4.125	February 25, 2023	NZD	2,947,000	—	(128,078)
JPMorgan	3-Month NZD-BBR-FRA	Pay	4.060	June 4, 2023	NZD	3,700,000	—	(153,509)
JPMorgan	3-Month NZD-BBR-BRA	Pay	4.060	June 4, 2023	NZD	3,700,000	—	(154,189)
Citibank	6-Month AUD Bankbills	Pay	4.308	July 4, 2023	AUD	4,768,000	11,775	—
Citibank	28-Day MXN TIIE-Banxico	Pay	6.380	July 7, 2023	MXN	29,620,000	—	(31,189)
JPMorgan	28-Day MXN TIIE-Banxico	Pay	6.390	July 7, 2023	MXN	42,790,000	—	(42,224)
Citibank	28-Day MXN TIIE-Banxico	Pay	6.404	July 11, 2023	MXN	15,030,000	—	(14,075)
JPMorgan	28-Day MXN TIIE-Banxico	Pay	6.410	July 11, 2023	MXN	11,130,000	—	(10,037)
Citibank	28-Day MXN TIIE-Banxico	Pay	6.360	July 12, 2023	MXN	15,080,000	—	(18,076)
Citibank	6-Month AUD Bankbills	Pay	4.309	July 15, 2023	AUD	4,781,000	11,181	—
Citibank	6-Month AUD Bankbills	Pay	4.300	July 15, 2023	AUD	4,324,000	7,094	—
Citbank	6-Month AUD Bankbills	Pay	4.478	August 20, 2023	AUD	4,310,000	58,852	—
Citibank	6-Month AUD Bankbills	Pay	4.523	August 26, 2023	AUD	11,213,000	187,670	—
Total							1,734,850	(1,119,851)

Total Return Swap Contracts Outstanding at September 30, 2013

At September 30, 2013, securities totaling $6,754,393 were pledged as collateral to cover open total return equity swap contracts.

			Expiration	Notional	Notional	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Currency	Amount	Appreciation ($)	Depreciation ($)
Standard Chartered New York	Total return on Nigeria T-Bill	Floating rate based on 3-month USD LIBOR plus 0.50%	November 5, 2013	NGN	2,261,388,000	—	(5,269)

Total Return Swap Contracts on Futures at September 30, 2013

At September 30, 2013, securities and cash totaling $162,555 were received from broker as collateral to cover open total return swap contracts.

		Expiration	Notional	Notional	Unrealized	Unrealized
Counterparty	Reference Instrument	Date	Currency	Amount	Appreciation ($)	Depreciation ($)
Citigroup	KOSPI 200 Index Future	December 2013	KRW	1,713,402	—	(12,765)
Deutsche Bank	Wig 20 Index Future	December 2013	PLN	(3,455,683)	74,124	—
Citibank	Gold 100 oz. Futures	December 2013	USD	(7,840,687)	251,930	—
Total					326,054	(12,765)

Notes to Consolidated Portfolio of Investments

(a)	Non-income producing.
(b)	Principal amounts are denominated in United States Dollars unless otherwise noted.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the value of these securities amounted to $21,971,609 or 6.53% of net assets.

(d)	Variable rate security.
(e)	Zero coupon bond.
(f)	At September 30, 2013, cash or short-term securities were designated to cover open put and/or call options written.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,712,773	185,570,282	(181,139,125)	31,143,930	33,968	31,143,930

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.
(j)

This security, or a portion of this security, has been pledged as collateral in connection with forward foreign currency exchange contracts, options contracts and swap contracts. Those values are denoted within the investments in Derivatives section of the Consolidated Portfolio of Investments.

(k)	At September 30, 2013, securities and cash totaling $162,001 were received from broker as collateral to cover open options purchased calls.
(l)	At September 30, 2013, securities and cash totaling $92,875 were received from broker as collateral to cover open options purchased puts.

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HRK	Croatian Kun
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
LBP	Lebanese Peso
MXN	Mexican Peso
MYR	Malaysia Ringgits
NGN	Nigerian Naira
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romania, New Lei
RSD	Serbian Dinar
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
ZMW	Zambian Kwacha

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated June 30, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Energy	—	249,299	—	249,299
Financials	—	5,004,645	—	5,004,645
Health Care	—	197,877	—	197,877
Total Equity Securities	—	5,451,821	—	5,451,821
Bonds
Inflation-Indexed Bonds	—	19,377,713	—	19,377,713
Foreign Government Obligations	—	113,611,470	—	113,611,470
Total Bonds	—	132,989,183	—	132,989,183
Short-Term Securities
Treasury Bills	107,397,459	46,037,604	—	153,435,063
Total Short-Term Securities	107,397,459	46,037,604	—	153,435,063
Other
Options Purchased Calls	—	462,803	—	462,803
Options Purchased Puts	—	304,693	—	304,693
Total Other	—	767,496	—	767,496
Mutual Funds
Money Market Funds	31,143,930	—	—	31,143,930
Total Mutual Funds	31,143,930	—	—	31,143,930
Investments in Securities	138,541,389	185,246,104	—	323,787,493
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,746,397	—	2,746,397
Futures Contracts	91,263	—	—	91,263
Swap Contracts	—	6,041,385	—	6,041,385
Liabilities
Forward Foreign Currency Exchange Contracts	—	(8,152,550)	—	(8,152,550)
Futures Contracts	(2,810,293)	—	—	(2,810,293)
Options Contracts Written	—	(1,263,831)	—	(1,263,831)
Swap Contracts	—	(2,967,909)	—	(2,967,909)
Total	135,822,359	181,649,596	—	317,471,955

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts, forward foreign currency exchange contracts and swap contracts are valued at unrealized appreciation (depreciation).

Consolidated Portfolio of Investments

Variable Portfolio — Goldman Sachs Commodity Strategy Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Money Market Funds 96.1%
Columbia Short-Term Cash Fund, 0.089% (a)(b)	274,347,374	$274,347,374
Total Money Market Funds (Cost: $274,347,374)		$274,347,374

Total Investments
(Cost: $274,347,374)	$274,347,374(c)
Other Assets & Liabilities, Net	11,281,702
Net Assets	$285,629,076

Investments in Derivatives Total Return Swap Contracts Outstanding at September 30, 2013

At September 30, 2013, cash totaling $20,570,000 was received from broker as collateral to cover open total return swap contracts.

			Expiration	Notional	Notional	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Currency	Amount	Appreciation ($)	Depreciation ($)
CIBC Securities	Total return based on the Dow Jones-UBS Commodity Index 6 Month Forward	Fixed Rate of 0.20%	October 28, 2013	USD	(64,217,165)	—	(1,317,279)
Deutsche Bank	Total return on a custom commodity index based on the DJ-UBS Commodity Index	Fixed Rate of 0.25%	July 11, 2014	USD	(48,109,734)	—	(992,200)
Deutsche Bank	Total return on a custom commodity index based on the DJ-UBS Commodity Index	Fixed Rate of 0.25%	July 11, 2014	USD	(146,040,578)	—	(3,011,895)
Macquarie Bank Limited	Total return on a custom commodity index based on the DJ-UBS Commodity Index	Fixed Rate of 0.20%	July 18, 2014	USD	(36,779,186)	—	(756,994)
Total						—	(6,078,368)

Notes to Consolidated Portfolio of Investments

(a)			The rate shown is the seven-day current annualized yield at September 30, 2013.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	91,437,192	1,551,564,388	(1,368,654,206)	274,347,374	137,092	274,347,374

(c)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.
Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Money Market Funds	274,347,374	—	—	274,347,374
Total Mutual Funds	274,347,374	—	—	274,347,374
Investments in Securities	274,347,374	—	—	274,347,374
Derivatives
Liabilities
Swap Contracts	—	(6,078,368)	—	(6,078,368)
Total	274,347,374	(6,078,368)	—	268,269,006

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio - Pyrford International Equity Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.0%
AUSTRALIA 9.9%
Brambles Ltd.	1,733,407	$14,740,688
Computershare Ltd.	1,359,021	12,588,957
Newcrest Mining Ltd.	928,874	10,215,817
QBE Insurance Group Ltd.	644,748	8,829,707
Rio Tinto Ltd.	120,549	6,977,840
Telstra Corp., Ltd.	829,755	3,850,228
Woodside Petroleum Ltd.	377,004	13,490,564
Woolworths Ltd.	379,354	12,396,601
Total		83,090,402
BELGIUM 2.5%
Belgacom SA	349,341	9,286,710
Colruyt SA	213,893	11,874,103
Total		21,160,813
CHINA 3.2%
China Mobile Ltd.	1,059,500	11,921,655
CNOOC Ltd.	7,330,000	14,849,693
Total		26,771,348
FINLAND 1.1%
KONE OYJ, Class B	101,393	9,046,333
FRANCE 7.6%
Air Liquide SA	106,757	14,868,683
Legrand SA	188,792	10,475,532
Rubis SCA	100,667	6,357,228
Sanofi	149,544	15,167,231
Total SA	294,407	17,084,591
Total		63,953,265
GERMANY 5.8%
Adidas AG	76,620	8,311,090
Brenntag AG	38,365	6,386,554
Deutsche Post AG	275,136	9,130,504
SAP AG	169,892	12,565,269
Symrise AG	139,322	6,171,838
Wincor Nixdorf AG	95,123	5,940,201
Total		48,505,456
HONG KONG 4.3%
ASM Pacific Technology Ltd.	1,272,900	12,930,841
Hongkong Electric Holdings Ltd.	1,425,500	12,762,718
VTech Holdings Ltd.	807,200	10,428,002
Total		36,121,561

Issuer	Shares	Value

Common Stocks (continued)
IRELAND 1.0%
CRH PLC	361,068	$8,623,956
ISRAEL 1.4%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	2,164,712	3,980,458
Teva Pharmaceutical Industries Ltd.	198,460	7,473,118
Total		11,453,576
JAPAN 8.5%
KDDI Corp.	241,400	12,405,537
Makita Corp.	171,900	10,015,453
Mitsubishi Electric Corp.	1,183,000	12,482,906
Nihon Kohden Corp.	242,200	9,929,101
Sumitomo Rubber Industries Ltd.	910,600	14,094,569
Toyota Tsusho Corp.	490,900	12,871,988
Total		71,799,554
MALAYSIA 4.6%
Axiata Group Bhd	7,413,100	15,652,374
Lafarge Malaysia Bhd	1,320,600	3,816,552
Magnum Bhd	3,970,100	3,982,889
Malayan Banking Bhd	4,944,600	14,918,276
Total		38,370,091
NETHERLANDS 7.7%
Koninklijke Vopak NV	210,974	12,088,806
Reed Elsevier NV	643,151	12,933,845
Royal Dutch Shell PLC, Class A	506,551	16,707,315
Royal Dutch Shell PLC, Class B	363,998	12,578,112
Unilever NV-CVA	271,997	10,581,014
Total		64,889,092
NORWAY 0.9%
Telenor ASA	352,617	8,057,136
SINGAPORE 4.7%
ComfortDelGro Corp., Ltd.	6,558,000	10,319,570
SembCorp Industries Ltd.	1,755,000	7,409,983
Singapore Technologies Engineering Ltd.	1,770,000	5,891,502
United Overseas Bank Ltd.	599,000	9,880,439
Venture Corp., Ltd.	1,049,000	6,384,470
Total		39,885,964
SWEDEN 3.3%
Assa Abloy AB, Class B	236,621	10,861,437
Atlas Copco AB, Class A	392,848	11,504,192

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN (CONTINUED)
Swedish Match AB	150,125	$5,297,952
Total		27,663,581
SWITZERLAND 12.5%
Givaudan SA	3,603	5,262,966
Nestlé SA, Registered Shares	382,783	26,771,742
Novartis AG, Registered Shares	271,239	20,844,928
Panalpina Welttransport Holding AG	45,362	6,686,299
Roche Holding AG, Genusschein Shares	91,104	24,570,427
Schindler Holding AG	34,655	5,203,902
Syngenta AG, Registered Shares	12,821	5,236,996
Zurich Insurance Group AG	41,766	10,756,125
Total		105,333,385
TAIWAN 2.8%
Advantech Co., Ltd.	1,321,000	7,395,173
Chunghwa Telecom Co., Ltd.	2,426,000	7,723,191
MediaTek, Inc.	659,000	8,140,160
Total		23,258,524
UNITED KINGDOM 12.2%
BP PLC	1,282,481	8,992,065
British American Tobacco PLC	172,139	9,130,819
British Sky Broadcasting Group PLC	630,569	8,881,210
GlaxoSmithKline PLC	462,275	11,655,979
Legal & General Group PLC	3,246,463	10,311,688
National Grid PLC	775,385	9,169,759

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Scottish & Southern Energy PLC	367,562	$8,770,985
Tesco PLC	1,533,968	8,915,199
United Utilities Group PLC	840,758	9,405,228
Vodafone Group PLC	5,042,003	17,631,008
Total		102,863,940
Total Common Stocks (Cost: $764,639,310)		$790,847,977

Preferred Stocks 1.0%
GERMANY 1.0%
Fuchs Petrolub SE	99,899	$8,365,686
Total Preferred Stocks (Cost: $8,105,527)		$8,365,686

	Shares	Value

Money Market Funds 4.5%
Columbia Short-Term Cash Fund, 0.089% (a)(b)	37,847,450	$37,847,450
Total Money Market Funds (Cost: $37,847,450)		$37,847,450
Total Investments (Cost: $810,592,287) (c)		$837,061,113(d)
Other Assets & Liabilities, Net		4,007,981
Net Assets		$841,069,094

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2013

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
State Street Bank & Trust Company	March 18, 2014	89,500,000	(AUD)	82,474,250	(USD)	—	(127,176)

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,000	742,927,182	(705,099,732)	37,847,450	24,190	37,847,450

(c)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $810,592,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$39,808,000
Unrealized Depreciation	(13,339,000)
Net Unrealized Appreciation	$26,469,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	48,203,604	—	48,203,604
Consumer Staples	—	84,967,430	—	84,967,430
Energy	—	95,791,147	—	95,791,147
Financials	—	54,696,234	—	54,696,234
Health Care	—	89,640,784	—	89,640,784
Industrials	—	143,026,844	—	143,026,844
Information Technology	—	76,373,072	—	76,373,072
Materials	—	61,174,647	—	61,174,647
Telecommunication Services	—	90,508,297	—	90,508,297
Utilities	—	46,465,918	—	46,465,918
Preferred Stocks
Materials	—	8,365,686	—	8,365,686
Total Equity Securities	—	799,213,663	—	799,213,663
Mutual Funds
Money Market Funds	37,847,450	—	—	37,847,450
Total Mutual Funds	37,847,450	—	—	37,847,450
Investments in Securities	37,847,450	799,213,663	—	837,061,113
Derivatives
Liabilities
Forward Foreign Currency Exchange Contracts	—	(127,176)	—	(127,176)
Total	37,847,450	799,086,487	—	836,933,937

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 22, 2013